UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6452

Fidelity Union Street Trust II
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2013

Item 1. Schedule of Investments

Quarterly Holdings Report

for
Fidelity® Arizona Municipal

Money Market Fund

November 30, 2013

1.810673.109

SPZ-QTLY-0114

Investments November 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 67.0%
	Principal Amount	Value
Alabama - 0.1%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.37% 12/6/13, VRDN (a)(d)	$ 200,000	$ 200,000
Arizona - 64.7%
Arizona Board of Regents Arizona State Univ. Rev. Participating VRDN Series Putters 4147, 0.06% 12/6/13 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	3,665,000	3,665,000
Arizona Health Facilities Auth. Rev.:
(Banner Health Sys. Proj.):
Series 2008 E, 0.05% 12/6/13, LOC Bank of America NA, VRDN (a)	2,300,000	2,300,000
Series 2008 G, 0.05% 12/6/13, LOC Wells Fargo Bank NA, VRDN (a)	20,000,000	20,000,000
(Catholic Healthcare West Proj.):
Series 2005 B, 0.07% 12/6/13, LOC JPMorgan Chase Bank, VRDN (a)	11,710,000	11,710,000
Series 2008 B, 0.06% 12/6/13, LOC PNC Bank NA, VRDN (a)	14,000,000	14,000,000
Series 2009 F, 0.05% 12/6/13, LOC Mizuho Corporate Bank Ltd., VRDN (a)	18,200,000	18,200,000
(Royal Oaks Life Care Cmnty. Proj.):
Series 2002, 0.07% 12/6/13, LOC Bank of America NA, VRDN (a)	3,500,000	3,500,000
Series 2008, 0.07% 12/6/13, LOC Bank of America NA, VRDN (a)	7,900,000	7,900,000
Arizona Hsg. Fin. Auth. Multi-family Hsg. Rev. (Santa Carolina Apts. Proj.) Series 2005, 0.1% 12/6/13, LOC Fannie Mae, VRDN (a)(d)	3,645,000	3,645,000
Casa Grande Indl. Dev. Auth. Indl. Dev. Rev. (Price Companies, Inc. Proj.) Series A, 0.2% 12/6/13, LOC Bank of America NA, VRDN (a)(d)	1,230,000	1,230,000
Coconino County Poll. Cont. Corp. Rev.:
(Arizona Pub. Svc. Co. Navajo Proj.) Series 2009 B, 0.08% 12/2/13, LOC JPMorgan Chase Bank, VRDN (a)(d)	11,700,000	11,700,000
(Tucson Elec. Pwr. Co. Navajo Proj.) Series 2010 A, 0.1% 12/6/13, LOC JPMorgan Chase Bank, VRDN (a)(d)	3,500,000	3,500,000
Eclipse Fdg. Trust Various States Participating VRDN Series Solar 06 23, 0.05% 12/6/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(e)	6,895,000	6,895,000
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Glenn Oaks Apts. Proj.) Series 2001, 0.1% 12/6/13, LOC Fannie Mae, VRDN (a)(d)	2,254,675	2,254,675
(Ranchwood Apts. Proj.) Series 2001 A, 0.09% 12/6/13, LOC Fannie Mae, VRDN (a)(d)	1,500,000	1,500,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Arizona - continued
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.: - continued
(San Angelin Apts. Proj.) Series 2004, 0.06% 12/6/13, LOC Fannie Mae, VRDN (a)(d)	$ 1,300,000	$ 1,300,000
(San Martin Apts. Proj.) Series A1, 0.06% 12/6/13, LOC Fannie Mae, VRDN (a)(d)	6,000,000	6,000,000
(San Remo Apts. Proj.) Series 2002, 0.06% 12/6/13, LOC Fannie Mae, VRDN (a)(d)	8,675,000	8,675,000
(Village at Sun Valley Apts. Proj.) Series 2008, 0.08% 12/6/13, LOC Freddie Mac, VRDN (a)(d)	12,440,000	12,440,000
(Village Square Apts. Proj.) Series 2004, 0.08% 12/6/13, LOC Fannie Mae, VRDN (a)(d)	1,000,000	1,000,000
Maricopa County Indl. Dev. Auth. Rev.:
(Clayton Homes, Inc. Proj.) Series 1998, 0.09% 12/6/13, LOC U.S. Bank NA, Cincinnati, VRDN (a)(d)	1,000,000	1,000,000
(Valley of the Sun YMCA Proj.) Series 2008, 0.07% 12/6/13, LOC U.S. Bank NA, Cincinnati, VRDN (a)	6,700,000	6,700,000
Mesa Util. Sys. Rev. Participating VRDN Series ROC II R 11959X, 0.06% 12/6/13 (Liquidity Facility Citibank NA) (a)(e)	7,250,000	7,250,000
Northern Arizona Univ. Revs. Participating VRDN Series Solar 07 14, 0.05% 12/6/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(e)	4,600,000	4,600,000
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Participating VRDN:
Series Putters 3458, 0.06% 12/6/13 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	4,000,000	4,000,000
Series ROC II R 12311, 0.05% 12/6/13 (Liquidity Facility Citibank NA) (a)(e)	3,500,000	3,500,000
Phoenix Gen. Oblig. Participating VRDN Series BBT 2012, 0.05% 12/6/13 (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	10,675,000	10,675,000
Phoenix Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Del Mar Terrace Apts. Proj.) Series 1999 A, 0.07% 12/6/13, LOC Freddie Mac, VRDN (a)	2,300,000	2,300,000
(Westward Ho Apts. Proj.) Series 2003 A, 0.11% 12/6/13, LOC Bank of America NA, VRDN (a)(d)	4,085,000	4,085,000
Phoenix Indl. Dev. Auth. Rev.:
(Desert Botanical Garden Proj.) Series 2000, 0.06% 12/6/13, LOC JPMorgan Chase Bank, VRDN (a)	600,000	600,000
(Independent Newspaper, Inc. Proj.) Series 2000, 0.25% 12/6/13, LOC Wells Fargo Bank NA, VRDN (a)(d)	630,000	630,000
(Phoenix Expansion Proj.) Series 2002, 0.31% 12/6/13, LOC JPMorgan Chase Bank, VRDN (a)(d)	1,805,000	1,805,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Arizona - continued
Pima County Indl. Dev. Auth. Indl. Rev. (Tucson Elec. Pwr. Co. Proj.) Series 1982 A, 0.07% 12/6/13, LOC Wells Fargo Bank NA, VRDN (a)	$ 9,600,000	$ 9,600,000
Pima County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(River Point Proj.) Series 2001, 0.09% 12/6/13, LOC Fannie Mae, VRDN (a)(d)	5,735,000	5,735,000
Series A, 0.09% 12/6/13, LOC Fannie Mae, VRDN (a)(d)	3,200,000	3,200,000
Pima County Indl. Dev. Auth. Rev. (Broadway Proper Congregate Proj.) Series 2000 A, 0.05% 12/6/13, LOC Fed. Home Ln. Bank, San Francisco, VRDN (a)	3,360,000	3,360,000
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Participating VRDN:
Series EGL 06 14 Class A, 0.05% 12/6/13 (Liquidity Facility Citibank NA) (a)(e)	1,300,000	1,300,000
Series MS 3078, 0.05% 12/6/13 (Liquidity Facility Cr. Suisse) (a)(e)	1,500,000	1,500,000
Series MS 3179, 0.07% 12/6/13 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(e)	3,020,000	3,020,000
Series WF 09 40C, 0.08% 12/6/13 (Liquidity Facility Wells Fargo & Co.) (a)(e)	7,500,000	7,500,000
Scottsdale Gen. Oblig. Participating VRDN Series BBT 08 20, 0.05% 12/6/13 (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	11,030,000	11,030,000
Tempe Indl. Dev. Auth. Rev. (ASUF Brickyard Proj.) Series 2004 A, 0.06% 12/6/13, LOC Bank of America NA, VRDN (a)	11,950,000	11,950,000
Tucson Indl. Dev. Auth. Multi-family Hsg. Rev. (Family Hsg. Resources Proj.) Series 2002 A, 0.08% 12/6/13, LOC Fannie Mae, VRDN (a)	4,000,000	4,000,000
Yuma Indl. Dev. Auth. Hosp. Rev. (Yuma Reg'l. Med. Ctr. Proj.) Series 2008, 0.06% 12/6/13, LOC JPMorgan Chase Bank, VRDN (a)	9,500,000	9,500,000
		260,254,675
Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1999 A, 0.2% 12/6/13, VRDN (a)	400,000	400,000
Louisiana - 0.1%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 B1, 0.35% 12/6/13, VRDN (a)	360,000	360,000
Missouri - 0.4%
Missouri Health & Edl. Facilities Series 2013 B, 0.07% 12/2/13, LOC Bank of America NA, VRDN (a)	1,500,000	1,500,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Nebraska - 0.1%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 0.37% 12/6/13, VRDN (a)(d)	$ 200,000	$ 200,000
Nevada - 0.1%
Clark County Arpt. Rev.:
Series 2008 C2, 0.23% 12/6/13, LOC Landesbank Baden-Wurttemberg, VRDN (a)(d)	300,000	300,000
Series 2008 C3, 0.25% 12/6/13, LOC Landesbank Baden-Wurttemberg, VRDN (a)(d)	200,000	200,000
		500,000
New Jersey - 0.3%
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. and Gas Co. Proj.):
Series 2003 B1, 0.23% 12/6/13, VRDN (a)	900,000	900,000
Series 2012 A, 0.25% 12/6/13, VRDN (a)(d)	200,000	200,000
		1,100,000
New York - 0.2%
New York City Gen. Oblig. Series 2008 J11, 0.11% 12/6/13 (Liquidity Facility KBC Bank NV), VRDN (a)	400,000	400,000
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev. (Beekman Tower Proj.) Series 2008 A, 0.3% 12/6/13, LOC RBS Citizens NA, VRDN (a)	600,000	600,000
		1,000,000
North Carolina - 0.1%
Parson County Indl. Facilities and Poll. Cont. Fing. Auth. (CertainTeed Gypsum NC, Inc. Proj.) Series 2010, 0.11% 12/6/13, LOC Cr. Industriel et Commercial, VRDN (a)	600,000	600,000
Ohio - 0.3%
Ohio Air Quality Dev. Auth. Rev. (Cincinnati Gas & Elec. Co. Proj.) Series B, 0.15% 12/6/13, VRDN (a)	200,000	200,000
Ohio Higher Edl. Facility Commission Rev. (Univ. Hosp. Health Sys. Proj.):
Series 2008 B, 0.36% 12/6/13, LOC RBS Citizens NA, VRDN (a)	1,000,000	1,000,000
Series 2008 E, 0.34% 12/6/13, LOC RBS Citizens NA, VRDN (a)	115,000	115,000
		1,315,000
Puerto Rico - 0.1%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2003 C5-2, 0.05% 12/6/13, LOC Barclays Bank PLC, VRDN (a)	300,000	300,000
Variable Rate Demand Note - continued
	Principal Amount	Value
South Carolina - 0.0%
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series 1999 A, 0.11% 12/2/13, VRDN (a)	$ 200,000	$ 200,000
Tennessee - 0.3%
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.) Series 2002, 0.08% 12/2/13, LOC Bank of America NA, VRDN (a)	1,015,000	1,015,000
Texas - 0.0%
Gulf Coast Waste Disp. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.07% 12/6/13, LOC JPMorgan Chase Bank, VRDN (a)(d)	200,000	200,000
Wyoming - 0.1%
Lincoln County Envir. (PacifiCorp Proj.) Series 1995, 0.21% 12/6/13, VRDN (a)(d)	250,000	250,000
Sweetwater County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1984, 0.23% 12/6/13, VRDN (a)	100,000	100,000
		350,000
TOTAL VARIABLE RATE DEMAND NOTE (Cost $269,494,675)		269,494,675
Other Municipal Debt - 28.7%

Arizona - 27.9%
Arizona Board of Regents Arizona State Univ. Rev. Bonds Series 2012 A, 4% 7/1/14	2,955,000	3,019,786
Arizona Health Facilities Auth. Rev. Bonds (Banner Health Sys. Proj.):
Series 2007 A, 5% 1/1/14	2,300,000	2,308,951
Series 2008 A, 5% 1/1/14	1,225,000	1,229,871
Series 2008 D, 5% 1/1/14	3,000,000	3,012,029
Arizona Trans. Board Hwy. Rev. Bonds:
Series 2004 A, 5% 7/1/14 (Pre-Refunded to 7/1/14 @ 100)	1,000,000	1,027,938
Series 2011 A, 5% 7/1/14	1,600,000	1,644,372
Arizona Unemployment Ins. TAN:
Series 2013 A, 1.5% 5/7/14	4,100,000	4,123,352
Series 2013 B, 1.5% 5/21/14	4,100,000	4,125,263
Chandler Gen. Oblig. Bonds Series GS 07 49TP, 0.19%, tender 12/12/13 (Liquidity Facility Wells Fargo & Co.) (a)(e)(f)	1,295,000	1,295,000
Mesa Gen. Oblig. Bonds:
Series 2002, 5.375% 7/1/14	1,090,000	1,122,418
Series 2012, 2% 7/1/14	2,000,000	2,020,479
Other Municipal Debt - continued
	Principal Amount	Value
Arizona - continued
Phoenix Civic Impt. Corp.:
Series 2009, 0.13% 12/5/13, LOC Bank of America NA, CP	$ 1,610,000	$ 1,610,000
Series 2011 B1, 0.13% 12/17/13, LOC Barclays Bank PLC, CP	17,000,000	17,000,000
Phoenix Civic Impt. Corp. Transit Excise Tax Rev. Bonds (Lt. Rail Proj.) Series 2013, 2% 7/1/14	3,900,000	3,940,442
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev.:
Series 2012 A:
0.13% 1/8/14, LOC Royal Bank of Canada, CP	5,800,000	5,800,000
0.13% 3/6/14, LOC Royal Bank of Canada, CP	3,000,000	3,000,000
Series 2012 B, 0.17% 12/3/13, LOC Wells Fargo Bank NA, CP	3,800,000	3,800,000
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Bonds Series 2005, 5% 7/1/14	3,720,000	3,822,307
Phoenix Gen. Oblig. Bonds Series 2004, 4.5% 7/1/14 (Pre-Refunded to 7/1/14 @ 100)	2,470,000	2,531,779
Pima County Ctfs. of Prtn. Bonds Series 2013 B, 1.5% 12/1/13	2,330,000	2,330,000
Pima County Reg'l. Trans. Auth. Excise Tax Rev. Bonds Series 2011, 4% 6/1/14	4,640,000	4,726,587
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
Bonds:
Series 2009 A, 3% 1/1/14	1,070,000	1,072,503
Series 2009 B, 3% 1/1/14	5,000,000	5,011,696
Series 2011 A, 3% 12/1/13	6,055,000	6,055,000
Series 2013 C, 0.13% 3/6/14, CP	14,900,000	14,900,000
Scottsdale Gen. Oblig. Bonds Series 2011, 3% 7/1/14	2,000,000	2,032,127
Scottsdale Muni. Property Corp. Excise Tax Rev. Bonds Series 2005 D, 5% 7/1/14	2,500,000	2,568,774
Tempe Gen. Oblig. Bonds Series 2013 B, 1% 7/1/14	2,285,000	2,295,331
Tucson Street & Hwy. User Rev. Bonds Series 2013 A, 2% 7/1/14	4,525,000	4,570,115
		111,996,120
Kentucky - 0.3%
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 A, 0.2% tender 12/11/13, CP mode	700,000	700,000
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 1992 A, 0.32% tender 12/17/13, CP mode (d)	600,000	600,000
		1,300,000
Other Municipal Debt - continued
	Principal Amount	Value
Massachusetts - 0.3%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1992, 0.3% tender 12/6/13, CP mode	$ 1,300,000	$ 1,300,000
New Hampshire - 0.2%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1990 A, 0.35% tender 12/6/13, CP mode (d)	300,000	300,000
Series 1990 A2, 0.32% tender 12/17/13, CP mode (d)	300,000	300,000
		600,000
TOTAL OTHER MUNICIPAL DEBT (Cost $115,196,120)		115,196,120
Investment Company - 3.2%
	Shares
Fidelity Municipal Cash Central Fund, 0.07% (b)(c) (Cost $12,990,000)	12,990,000	12,990,000
TOTAL INVESTMENT PORTFOLIO - 98.9% (Cost $397,680,795)		397,680,795
NET OTHER ASSETS (LIABILITIES) - 1.1%		4,384,661
NET ASSETS - 100%		$ 402,065,456
Security Type Abbreviations
CP	-	COMMERCIAL PAPER
TAN	-	TAX ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Provides evidence of ownership in one or more underlying municipal bonds.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,295,000 or 0.3% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost
Chandler Gen. Oblig. Bonds Series GS 07 49TP, 0.19%, tender 12/12/13 (Liquidity Facility Wells Fargo & Co.)	12/6/12 - 7/22/13	$ 1,295,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 4,410
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At November 30, 2013, the cost of investment securities for income tax purposes was $397,680,795.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® AMT Tax-Free
Money Fund

November 30, 2013

1.810720.109

SMM-QTLY-0114

Investments November 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 53.5%
	Principal Amount (000s)	Value (000s)
Alabama - 0.1%
Alabama Pub. School & College Auth. Rev. Participating VRDN Series WF 11 37C, 0.06% 12/6/13 (Liquidity Facility Wells Fargo Bank NA) (b)(e)	$ 255	$ 255
Mobile Indl. Dev. Board Solid Waste Disp. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Second Series 2009, 0.07% 12/2/13, VRDN (b)	600	600
		855
Alaska - 1.7%
Anchorage Wastewtr. Rev. Participating VRDN Series Solar 07 97, 0.05% 12/6/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(e)	2,820	2,820
Valdez Marine Term. Rev.:
(ConocoPhillips Proj.) Series 1994 A, 0.05% 12/6/13 (ConocoPhillips Co. Guaranteed), VRDN (b)	6,900	6,900
(Phillips Trans. Alaska, Inc. Proj.) Series 1994 B, 0.05% 12/6/13 (ConocoPhillips Co. Guaranteed), VRDN (b)	6,600	6,600
		16,320
Arizona - 2.8%
Arizona Health Facilities Auth. Rev.:
(Banner Health Sys. Proj.) Series 2008 G, 0.05% 12/6/13, LOC Wells Fargo Bank NA, VRDN (b)	1,100	1,100
(Catholic Healthcare West Proj.):
Series 2005 B, 0.07% 12/6/13, LOC JPMorgan Chase Bank, VRDN (b)	600	600
Series 2008 A, 0.06% 12/6/13, LOC JPMorgan Chase Bank, VRDN (b)	1,500	1,500
Series 2008 B, 0.06% 12/6/13, LOC PNC Bank NA, VRDN (b)	800	800
Maricopa County Indl. Dev. Auth. Rev. (Valley of the Sun YMCA Proj.) Series 2008, 0.07% 12/6/13, LOC U.S. Bank NA, Cincinnati, VRDN (b)	1,300	1,300
Phoenix Indl. Dev. Auth. Multi-family Hsg. Rev. (Del Mar Terrace Apts. Proj.) Series 1999 A, 0.07% 12/6/13, LOC Freddie Mac, VRDN (b)	10,500	10,500
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Participating VRDN:
Series Putters 3467, 0.06% 12/6/13 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	2,115	2,115
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Participating VRDN: - continued
Series Putters 3708Z, 0.06% 12/6/13 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	$ 5,875	$ 5,875
Tempe Indl. Dev. Auth. Rev. (ASUF Brickyard Proj.) Series 2004 A, 0.06% 12/6/13, LOC Bank of America NA, VRDN (b)	3,500	3,500
		27,290
California - 1.0%
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Participating VRDN Series ROC II R 11453, 0.06% 12/6/13 (Liquidity Facility Citibank NA) (b)(e)	1,800	1,800
El Dorado Irrigation District Rev. Ctfs. of Prtn. Series 2008 A, 0.05% 12/6/13, LOC Citibank NA, VRDN (b)	2,550	2,550
Riverside Ctfs. of Prtn. (Riverside Renaissance Proj.) Series 2008, 0.05% 12/6/13, LOC Bank of America NA, VRDN (b)	2,800	2,800
San Francisco City & County Fin. Corp. Lease Rev. (Moscone Ctr. Expansion Proj.) Series 2008-1, 0.05% 12/6/13, LOC Bank of America NA, VRDN (b)	845	845
Santa Clara County Fing. Auth. Lease Rev. (Multiple Facilities Proj.) Series 2008 M, 0.06% 12/6/13, LOC Bank of America NA, VRDN (b)	1,470	1,470
		9,465
Colorado - 1.6%
Colorado Edl. & Cultural Facilities Auth. Rev. (Clyfford Still Museum Proj.) Series 2008, 0.05% 12/6/13, LOC Wells Fargo Bank NA, VRDN (b)	1,200	1,200
Colorado Health Facilities Auth. Retirement Hsg. Rev. Participating VRDN Series Putters 1390, 0.06% 12/6/13 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	2,065	2,065
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN Series EGL 07 0040, 0.05% 12/6/13 (Liquidity Facility Citibank NA) (b)(e)	3,700	3,700
Mesa County Econ. Dev. Rev. (Leitner-Poma of America, Inc. Proj.) Series 2009, 0.15% 12/6/13, LOC Wells Fargo Bank NA, VRDN (b)	7,090	7,090
Moffat County Poll. Cont. Rev. (Tri-State Generation and Transmission Assoc., Inc. Proj.) Series 2009, 0.05% 12/6/13, LOC Bank of America NA, VRDN (b)	1,300	1,300
		15,355
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Connecticut - 0.5%
Connecticut Health & Edl. Facilities Auth. Rev.:
(Yale-New Haven Hosp. Proj.) Series L2, 0.06% 12/6/13, LOC Bank of America NA, VRDN (b)	$ 400	$ 400
Participating VRDN Series EGL 7 05 3031, 0.05% 12/6/13 (Liquidity Facility Citibank NA) (b)(e)	4,300	4,300
		4,700
Delaware - 0.9%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1999 A, 0.2% 12/6/13, VRDN (b)(g)	4,700	4,700
Wilmington Adjustable Rate Demand Rev. (Delaware Art Museum, Inc. Proj.) 0.06% 12/6/13, LOC Wells Fargo Bank NA, VRDN (b)	4,200	4,200
		8,900
District Of Columbia - 0.9%
District of Columbia Rev.:
(American Psychological Assoc. Proj.) Series 2003, 0.08% 12/6/13, LOC Bank of America NA, VRDN (b)	1,000	1,000
(The AARP Foundation Proj.) Series 2004, 0.06% 12/6/13, LOC Bank of America NA, VRDN (b)	1,500	1,500
(The Washington Ctr. for Internships and Academic Seminars Proj.) Series 2009, 0.06% 12/6/13, LOC Branch Banking & Trust Co., VRDN (b)	4,800	4,800
District of Columbia Univ. Rev. (American Univ. Proj.) Series 2006 B, 0.06% 12/6/13, LOC JPMorgan Chase Bank, VRDN (b)	1,000	1,000
		8,300
Florida - 3.3%
Broward County Fin. Auth. Multi-family Hsg. Rev. (Reflections Apts. Proj.) Series 1999, 0.05% 12/6/13, LOC Freddie Mac, VRDN (b)	4,415	4,415
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev.:
(Mariner's Cay Apts. Proj.) Series 2008 M, 0.05% 12/6/13, LOC Fannie Mae, VRDN (b)	1,360	1,360
(Victoria Park Apts. Proj.) Series 2002 J, 0.05% 12/6/13, LOC Fannie Mae, VRDN (b)	1,100	1,100
Highlands County Health Facilities Auth. Rev. Participating VRDN Series ROC II R 11830, 0.07% 12/6/13 (Liquidity Facility Citibank NA) (b)(e)	875	875
Jacksonville Hsg. Fin. Auth. Multi-family Hsg. Rev. (Augustine Apts. Proj.) 0.05% 12/6/13, LOC Fannie Mae, VRDN (b)	2,650	2,650
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Orange County Indl. Dev. Auth. Indl. Dev. Rev. (Central Florida YMCA Proj.) Series 2002 A, 0.08% 12/6/13, LOC Bank of America NA, VRDN (b)	$ 1,200	$ 1,200
Palm Beach County Rev. (Saint Andrew's School of Boca Raton, Inc. Proj.) Series 2007, 0.08% 12/6/13, LOC Bank of America NA, VRDN (b)	1,900	1,900
Palm Beach County Solid Waste Auth. Rev. Participating VRDN Series ROC II 14003, 0.05% 12/6/13 (Liquidity Facility Citibank NA) (b)(e)	2,930	2,930
Palm Beach County Wtr. & Swr. Rev. Participating VRDN Series Putters 2622, 0.06% 12/6/13 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	2,765	2,765
Pasco County School Board Ctfs. of Prtn. Series 2008 C, 0.06% 12/6/13, LOC Bank of America NA, VRDN (b)	5,100	5,100
Pinellas County Hsg. Fin. Auth. (Booker Creek Apts. Proj.) Series 2009, 0.05% 12/6/13, LOC Freddie Mac, VRDN (b)	5,000	5,000
Sunshine State Govt. Fing. Commission Rev. (Miami-Dade County Prog.) Series 2011 C, 0.06% 12/6/13, LOC JPMorgan Chase Bank, VRDN (b)	1,000	1,000
Volusia County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Fisherman's Landing Apts. Proj.) 0.05% 12/6/13, LOC Fannie Mae, VRDN (b)	1,050	1,050
		31,345
Georgia - 1.7%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Oglethorpe Pwr. Corp. Proj.) Series 2010 A, 0.07% 12/6/13, LOC Bank of America NA, VRDN (b)	1,600	1,600
Cobb County Kennestone Hosp. Auth. Rev. (WellStar Health Sys. Proj.) Series 2005 A, 0.08% 12/6/13, LOC Bank of America NA, VRDN (b)	1,500	1,500
Fulton County Dev. Auth. (Mount Vernon Presbyterian School Proj.) Series 2005, 0.06% 12/6/13, LOC Branch Banking & Trust Co., VRDN (b)	2,400	2,400
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series 2010 A, 0.05% 12/6/13 (Liquidity Facility Royal Bank of Canada), VRDN (b)	8,200	8,200
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Series 2000 B, 0.05% 12/6/13, LOC PNC Bank NA, VRDN (b)	2,300	2,300
		16,000
Hawaii - 1.7%
Eclipse Fdg. Trust Various States Participating VRDN Series Solar 12 14, 0.05% 12/6/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(e)	600	600
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Hawaii - continued
Hawaii Gen. Oblig. Participating VRDN:
Series Putters 4007, 0.06% 12/6/13 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	$ 4,665	$ 4,665
Series ROC II R 11911, 0.05% 12/6/13 (Liquidity Facility Citibank NA) (b)(e)	3,865	3,865
Hawaii State Hsg. Fin. & Dev. Corp. Rev. (Lokahi Kau Apts. Proj.) Series 2008, 0.05% 12/6/13, LOC Freddie Mac, VRDN (b)	2,300	2,300
Honolulu City & County Gen. Oblig. Participating VRDN Series Putters 3391, 0.06% 12/6/13 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	5,000	5,000
		16,430
Illinois - 6.4%
Chicago Metropolitan Wtr. Reclamation District Greater Chicago Participating VRDN Series Solar 06 75, 0.05% 12/6/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(e)	3,200	3,200
Chicago O'Hare Int'l. Arpt. Rev. Series 2005 D, 0.05% 12/6/13, LOC Barclays Bank PLC, VRDN (b)	700	700
Chicago Wtr. Rev.:
Series 2004 A2, 0.12% 12/6/13, LOC California Pub. Employees Retirement Sys., VRDN (b)	4,105	4,105
Series 2004 A3, 0.09% 12/6/13, LOC State Street Bank & Trust Co., Boston, VRDN (b)	1,505	1,505
Illinois Fin. Auth. Rev.:
(Chicago Historical Society Proj.) Series 2006, 0.06% 12/6/13, LOC JPMorgan Chase Bank, VRDN (b)	18,900	18,900
(Edward Hosp. Obligated Group Proj.):
Series 2008 B1, 0.07% 12/6/13, LOC JPMorgan Chase Bank, VRDN (b)	3,000	3,000
Series 2009 A, 0.07% 12/6/13, LOC Bank of America NA, VRDN (b)	1,200	1,200
(Museum of Science & Industry Proj.) Series 2009 C, 0.06% 12/6/13, LOC PNC Bank NA, VRDN (b)	1,000	1,000
(Rush Univ. Med. Ctr. Proj.) Series 2008 A, 0.06% 12/6/13, LOC Northern Trust Co., VRDN (b)	4,600	4,600
(Spertus Institute of Jewish Studies Proj.) 0.06% 12/6/13, LOC Northern Trust Co., VRDN (b)	3,400	3,400
Participating VRDN Series MS 3332, 0.05% 12/6/13 (Liquidity Facility Cr. Suisse) (b)(e)	1,000	1,000
Series 2007 F, 0.05% 12/6/13, LOC Barclays Bank PLC, VRDN (b)	2,200	2,200
Series 2011 B, 0.06% 12/6/13, LOC PNC Bank NA, VRDN (b)	950	950
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Health Facilities Auth. Rev. (Herman M. Finch Univ. of Health Sciences/The Chicago Med. School Proj.) Series 2003, 0.06% 12/6/13, LOC JPMorgan Chase Bank, VRDN (b)	$ 400	$ 400
Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev. 0.05% 12/6/13, LOC Freddie Mac, VRDN (b)	500	500
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Series 2007 A1, 0.06% 12/6/13, LOC Citibank NA, VRDN (b)	5,900	5,900
Lake County Multi-family Hsg. Rev. (Whispering Oaks Apts. Proj.) Series 2008, 0.05% 12/6/13, LOC Freddie Mac, VRDN (b)	1,500	1,500
Univ. of Illinois Rev. (UIC South Campus Dev. Proj.) Series 2008, 0.06% 12/6/13, LOC JPMorgan Chase Bank, VRDN (b)	6,900	6,900
		60,960
Indiana - 0.7%
Indiana Dev. Fin. Auth. Econ. (Archer-Daniels-Midland Co. Proj.) Series 2012, 0.07% 12/6/13 (Archer Daniels Midland Co. Guaranteed), VRDN (b)	200	200
Indiana Dev. Fin. Auth. Envir. Rev. (Duke Energy Indiana, Inc. Proj.) Series 2009 A3, 0.06% 12/6/13, LOC Mizuho Corporate Bank Ltd., VRDN (b)	700	700
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.):
Series 2008 E, 0.05% 12/6/13, LOC Bank of America NA, VRDN (b)	2,000	2,000
Series 2008 H, 0.06% 12/6/13, LOC JPMorgan Chase Bank, VRDN (b)	1,200	1,200
Indiana Fin. Auth. Rev. Series 2008 E7, 0.05% 12/6/13, VRDN (b)	1,000	1,000
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.) Series 2008 H, 0.06% 12/6/13, LOC Bank of Nova Scotia, VRDN (b)	2,000	2,000
		7,100
Iowa - 0.8%
Iowa Fin. Auth. Midwestern (Archer-Daniels-Midland Co. Proj.) Series 2012, 0.07% 12/6/13 (Archer Daniels Midland Co. Guaranteed), VRDN (b)	700	700
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Iowa - continued
Iowa Fin. Auth. Poll. Cont. Facility Rev. (MidAmerican Energy Proj.) Series 2008 B, 0.09% 12/6/13, VRDN (b)	$ 5,900	$ 5,900
Iowa Fin. Auth. Rev. (Trinity Health Sys. Proj.) Series 2000 D, 0.05% 12/6/13, VRDN (b)	900	900
		7,500
Louisiana - 0.9%
East Baton Rouge Parish Pub. Impt. Sales Tax Rev. Series 2008 A, 0.07% 12/6/13, LOC JPMorgan Chase Bank, VRDN (b)	1,200	1,200
Louisiana Pub. Facilities Auth. Rev. (Air Products & Chemicals, Inc. Proj.):
Series 2004, 0.05% 12/6/13, VRDN (b)	1,000	1,000
Series 2009 A, 0.05% 12/6/13, VRDN (b)	2,115	2,115
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 B1:
0.35% 12/6/13, VRDN (b)	1,250	1,250
0.35% 12/6/13, VRDN (b)	2,700	2,700
		8,265
Maryland - 0.5%
Maryland Cmnty. Dev. Administration Multi-family Dev. Rev. (Avalon Lea Apt. Proj.) Series 1997, 0.06% 12/6/13, LOC Fannie Mae, VRDN (b)	1,200	1,200
Maryland Health & Higher Edl. Facilities Auth. Rev. (Anne Arundel Health Sys. Proj.) Series 2009 B, 0.07% 12/6/13, LOC Bank of America NA, VRDN (b)	3,200	3,200
		4,400
Massachusetts - 0.4%
Massachusetts Gen. Oblig. Participating VRDN Series Clipper 07 41, 0.08% 12/6/13 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(e)	2,500	2,500
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN Series EGL 07 0031, 0.05% 12/6/13 (Liquidity Facility Citibank NA) (b)(e)	1,000	1,000
		3,500
Michigan - 0.7%
Michigan Higher Ed. Rev. (Univ. of Detroit Mercy Proj.) Series 2007, 0.11% 12/2/13, LOC JPMorgan Chase Bank, VRDN (b)	100	100
Michigan Hosp. Fin. Auth. Rev. Participating VRDN Series ROC II R 11676, 0.06% 12/6/13 (Liquidity Facility Citibank NA) (b)(e)	1,300	1,300
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Waterford Econ. Dev. Corp. Ltd. Oblig. Rev. (Canterbury Health Care, Inc. Proj.) Series 2009, 0.05% 12/6/13, LOC Fed. Home Ln. Bank of Boston, VRDN (b)	$ 4,200	$ 4,200
Wayne County Arpt. Auth. Rev. 0.2% 12/2/13, VRDN (b)	1,200	1,200
		6,800
Minnesota - 0.7%
Minnesota Gen. Oblig. Participating VRDN Series Putters 3844 Q, 0.06% 12/6/13 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	6,860	6,860
Mississippi - 0.9%
Mississippi Bus. Fin. Corp. Indl. Dev. Rev. (New Process Steel, L.P. Proj.) Series 2010, 0.08% 12/6/13, LOC Bank of America NA, VRDN (b)	8,500	8,500
Missouri - 1.2%
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Participating VRDN Series EGL 07 0001, 0.05% 12/6/13 (Liquidity Facility Citibank NA) (b)(e)	8,000	8,000
RBC Muni. Products, Inc. Trust Participating VRDN:
Series RBC E 40, 0.05% 12/6/13 (Liquidity Facility Royal Bank of Canada) (a)(b)(e)	700	700
Series RBC E 47, 0.05% 12/6/13 (Liquidity Facility Royal Bank of Canada) (b)(e)	600	600
Saint Louis Indl. Dev. Auth. (Saint Luke's Plaza Apts. Proj.) Series 2009, 0.05% 12/6/13 (Liquidity Facility Freddie Mac), VRDN (b)	2,100	2,100
		11,400
Nebraska - 1.1%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2009, 0.05% 12/6/13 (Liquidity Facility Royal Bank of Canada), VRDN (b)	5,485	5,485
Omaha Pub. Pwr. District Elec. Rev. Participating VRDN Series Putters 3700 Z, 0.06% 12/6/13 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	5,000	5,000
		10,485
Nevada - 0.5%
Clark County Arpt. Rev. Series 2008 D 2A, 0.05% 12/6/13, LOC Citibank NA, VRDN (b)	800	800
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Nevada - continued
Clark County Fuel Tax Participating VRDN Series ROC II R 11507, 0.05% 12/6/13 (Liquidity Facility Citibank NA) (b)(e)	$ 2,455	$ 2,455
Clark County McCarran Int'l. Arpt. Passenger Facility Charge Rev. Series 2010 F2, 0.05% 12/6/13, LOC Union Bank NA, VRDN (b)	1,500	1,500
		4,755
New Jersey - 0.0%
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. and Gas Co. Proj.) Series 2003 B1, 0.23% 12/6/13, VRDN (b)	300	300
New Mexico - 1.2%
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev. Series 2009, 0.05% 12/6/13 (Liquidity Facility Royal Bank of Canada), VRDN (b)	11,755	11,755
New York - 3.9%
Dutchess County Indl. Dev. Agcy. Civic Facility Rev. (Lutheran Ctr. at Poughkeepsie, Inc. Proj.) 0.14% 12/6/13, LOC KeyBank NA, VRDN (b)	100	100
New York City Gen. Oblig. Series 2008 J11, 0.11% 12/6/13 (Liquidity Facility KBC Bank NV), VRDN (b)	400	400
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev. (Beekman Tower Proj.) Series 2008 A, 0.3% 12/6/13, LOC RBS Citizens NA, VRDN (b)	1,400	1,400
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN Series Putters 2559, 0.06% 12/6/13 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	1,775	1,775
Series 2009 BB2, 0.07% 12/2/13 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	1,200	1,200
New York City Transitional Fin. Auth. Rev. Participating VRDN:
Series Putters 3857, 0.06% 12/6/13 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	2,500	2,500
Series ROC II R 14022, 0.06% 12/6/13 (Liquidity Facility Citibank NA) (b)(e)	2,815	2,815
New York Dorm. Auth. Revs.:
(City Univ. Proj.) Series 2008 C, 0.05% 12/6/13, LOC Bank of America NA, VRDN (b)	4,400	4,400
(Fordham Univ. Proj.) Series 2008 A2, 0.05% 12/6/13, LOC Bank of America NA, VRDN (b)	2,350	2,350
Participating VRDN:
Series EGL 06 47 Class A, 0.06% 12/6/13 (Liquidity Facility Citibank NA) (b)(e)	4,500	4,500
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
Participating VRDN: - continued
Series EGL 07 0003, 0.05% 12/6/13 (Liquidity Facility Citibank NA) (b)(e)	$ 15,000	$ 15,000
New York Hsg. Fin. Agcy. Rev. (29 Flatbush Ave. Hsg. Proj.) Series 2010 A, 0.05% 12/6/13, LOC Bank of America NA, VRDN (b)	800	800
		37,240
North Carolina - 1.8%
Charlotte Int'l. Arpt. Rev. (Charlotte Douglas Int'l. Arpt. Proj.) Series 2008 D, 0.05% 12/6/13, LOC Bank of America NA, VRDN (b)	4,000	4,000
Greensboro Combined Enterprise Sys. Rev. Series 2005 B, 0.06% 12/6/13 (Liquidity Facility Bank of America NA), VRDN (b)	2,195	2,195
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN Series EGL 06 0139, 0.05% 12/6/13 (Liquidity Facility Citibank NA) (b)(e)	1,000	1,000
Raleigh Combined Enterprise Sys. Rev. Participating VRDN Series EGL 07 0010, 0.05% 12/6/13 (Liquidity Facility Citibank NA) (b)(e)	9,900	9,900
		17,095
Ohio - 1.3%
Columbus Gen. Oblig. Participating VRDN Series Putters 2365, 0.08% 12/6/13 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	4,360	4,360
Lancaster Port Auth. Gas Rev. 0.05% 12/6/13 (Liquidity Facility Royal Bank of Canada), VRDN (b)	800	800
Ohio Higher Edl. Facility Commission Rev. (Univ. Hosp. Health Sys. Proj.):
Series 2008 D, 0.06% 12/6/13, LOC JPMorgan Chase Bank, VRDN (b)	700	700
Series 2008 E, 0.34% 12/6/13, LOC RBS Citizens NA, VRDN (b)	400	400
Ohio Hosp. Facilities Rev. Participating VRDN Series Putters 3558, 0.06% 12/6/13 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	4,330	4,330
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Series 2006 A, 0.05% 12/6/13, LOC UBS AG, VRDN (b)	2,000	2,000
		12,590
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - 4.9%
Allegheny County Hosp. Dev. Auth. Rev. (Children's Institute Pittsburgh Proj.) Series 2005 B, 0.06% 12/6/13, LOC PNC Bank NA, VRDN (b)	$ 1,000	$ 1,000
Allegheny County Indl. Dev. Auth. Rev. (The Watson Institute Friendship Academy Proj.) Series 2010, 0.06% 12/6/13, LOC PNC Bank NA, VRDN (b)	3,635	3,635
Butler County Gen. Auth. Rev. (Erie School District Proj.) Series 2011, 0.06% 12/6/13, LOC PNC Bank NA, VRDN (b)	1,200	1,200
Chester County Indl. Dev. Auth. Student Hsg. Rev. (West Chester Univ. Proj.):
Series 2008 A1, 0.4% 12/6/13, LOC Citizens Bank of Pennsylvania, VRDN (b)	1,500	1,500
Series 2008 A2, 0.05% 12/6/13, LOC TD Banknorth, NA, VRDN (b)	1,000	1,000
Crawford County Indl. Dev. Auth. College Rev. (Allegheny College Proj.) Series 2009 B, 0.07% 12/6/13, LOC PNC Bank NA, VRDN (b)	2,000	2,000
Econ. Dev. Fin. Auth. Unemployment Compensation Rev. Series 2012 C, 0.05% 12/6/13, LOC PNC Bank NA, VRDN (b)	4,100	4,100
Lackawanna Hotel Room Rental Tax Rev. Series 2013, 0.07% 12/6/13, LOC PNC Bank NA, VRDN (b)	9,500	9,500
Lancaster Indl. Dev. Auth. Rev. (United Zion Retirement Cmnty. Proj.) 0.5% 12/6/13, LOC Citizens Bank of Pennsylvania, VRDN (b)	3,690	3,690
Montgomery County Higher Ed. & Health Auth. Rev. (William Penn Charter School Proj.) Series 2001, 0.06% 12/6/13, LOC PNC Bank NA, VRDN (b)	3,170	3,170
Montgomery County Redev. Auth. Multi-family Hsg. Rev. (Forge Gate Apts. Proj.) Series 2001 A, 0.05% 12/6/13, LOC Fannie Mae, VRDN (b)	4,990	4,990
Pennsylvania Gen. Oblig. Participating VRDN Series Putters 4014, 0.06% 12/6/13 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	3,500	3,500
Philadelphia Auth. for Indl. Dev. Rev. (The Franklin Institute Proj.) Series 2006, 0.07% 12/6/13, LOC Bank of America NA, VRDN (b)	2,895	2,895
Somerset County Gen. Oblig. Series 2009 A, 0.06% 12/6/13, LOC PNC Bank NA, VRDN (b)	3,445	3,445
Washington County Hosp. Auth. Rev. (Monongahela Valley Hosp. Proj.) Series 2011 A, 0.06% 12/6/13, LOC PNC Bank NA, VRDN (b)	1,700	1,700
		47,325
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Rhode Island - 1.1%
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev.:
(Bryant Univ. Proj.) Series 2008, 0.06% 12/6/13, LOC TD Banknorth, NA, VRDN (b)	$ 500	$ 500
(New England Institute of Technology Proj.) Series 2008, 0.04% 12/6/13, LOC TD Banknorth, NA, VRDN (b)	1,220	1,220
(Roger Williams Univ. Proj.) Series 2008 B, 0.05% 12/6/13, LOC U.S. Bank NA, Cincinnati, VRDN (b)	8,515	8,515
		10,235
South Carolina - 0.7%
Columbia Wtrwks. & Swr. Rev. Participating VRDN Series BC 10 42W, 0.07% 12/6/13 (Liquidity Facility Barclays Bank PLC) (b)(e)	2,000	2,000
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev.:
(Bon Secours Health Sys. Proj.) 0.06% 12/6/13, LOC JPMorgan Chase Bank, VRDN (b)	2,000	2,000
(Institute for Bus. and Home Safety Proj.) Series 2009, 0.06% 12/6/13, LOC Branch Banking & Trust Co., VRDN (b)	2,300	2,300
		6,300
Tennessee - 2.7%
Blount County Pub. Bldg. Auth. (Local Govt. Pub. Impt. Proj.) Series 2008 E1A, 0.06% 12/6/13, LOC Branch Banking & Trust Co., VRDN (b)	5,600	5,600
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.):
Series 1994, 0.09% 12/6/13, LOC Bank of America NA, VRDN (b)	3,100	3,100
Series 2003, 0.08% 12/2/13, LOC Bank of America NA, VRDN (b)	900	900
Series 2004, 0.08% 12/2/13, LOC Bank of America NA, VRDN (b)	1,210	1,210
Series 2005, 0.08% 12/2/13, LOC Bank of America NA, VRDN (b)	5,160	5,160
Series 2008, 0.08% 12/2/13, LOC Bank of America NA, VRDN (b)	1,020	1,020
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev. Series 2011 A, 0.05% 12/6/13, LOC Bank of America NA, VRDN (b)	500	500
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.):
Series 1999, 0.08% 12/6/13, LOC Bank of America NA, VRDN (b)	4,500	4,500
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Tennessee - continued
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.): - continued
Series 2002, 0.08% 12/2/13, LOC Bank of America NA, VRDN (b)	$ 1,735	$ 1,735
Series 2006, 0.08% 12/2/13, LOC Bank of America NA, VRDN (b)	1,000	1,000
Nashville and Davidson County Metropolitan Govt. Gen. Oblig. Participating VRDN Series Clipper 06 4, 0.05% 12/6/13 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(e)	1,500	1,500
		26,225
Texas - 2.6%
Harris County Cultural Ed. Facilities Fin. Corp. Med. Facilities Rev. Series 2012 C, 0.05% 12/6/13, LOC Barclays Bank PLC, VRDN (b)	1,400	1,400
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (YMCA of the Greater Houston Area Proj.) Series 2013 B, 0.06% 12/6/13, LOC JPMorgan Chase Bank, VRDN (b)	1,055	1,055
Harris County Indl. Dev. Corp. (HFOTCO LLC Proj.) Series 2012, 0.06% 12/6/13, LOC Bank of America NA, VRDN (b)	2,000	2,000
North East Texas Independent School District Participating VRDN Series Putters 2355, 0.06% 12/6/13 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	4,460	4,460
North Texas Tollway Auth. Rev. Series 2011 A, 0.05% 12/6/13, LOC Morgan Stanley Bank, West Valley City Utah, VRDN (b)	5,795	5,795
RBC Muni. Products, Inc. Trust Participating VRDN Series RBC E 18, 0.05% 12/6/13 (Liquidity Facility Royal Bank of Canada) (b)(e)	2,300	2,300
San Antonio Elec. & Gas Sys. Rev. Participating VRDN Series Putters 3344, 0.06% 12/6/13 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	3,215	3,215
San Antonio Pub. Facilities Corp. and Rfdg. Lease Participating VRDN Series CTE 12 3AX, 0.05% 12/6/13 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(e)	265	265
Spring Branch Independent School District Participating VRDN Series Putters 3377, 0.06% 12/6/13 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	1,495	1,495
Texas A&M Univ. Rev. Participating VRDN Series BC 10 39W, 0.07% 12/6/13 (Liquidity Facility Barclays Bank PLC) (b)(e)	1,500	1,500
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas City Indl. Dev. Corp. (NRG Energy, Inc. Proj.) Series 2012, 0.06% 12/6/13, LOC Bank of America NA, VRDN (b)	$ 200	$ 200
Texas Gen. Oblig. Participating VRDN Series Solar 06 57, 0.05% 12/6/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(e)	1,000	1,000
		24,685
Virginia - 0.5%
Fairfax County Indl. Dev. Auth. Participating VRDN Series Putters 4254, 0.06% 12/6/13 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	665	665
Virginia College Bldg. Auth. Edl. Facilities Rev. Participating VRDN Series PZ 161, 0.07% 12/6/13 (Liquidity Facility Wells Fargo & Co.) (b)(e)	3,860	3,860
		4,525
Washington - 1.1%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Participating VRDN Series Putters 2866, 0.06% 12/6/13 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	1,000	1,000
King County Swr. Rev. Participating VRDN Series ROC II R 11962, 0.05% 12/6/13 (Liquidity Facility Citibank NA) (b)(e)	1,600	1,600
Washington Gen. Oblig. Participating VRDN:
Series Clipper 05 39, 0.05% 12/6/13 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(e)	1,300	1,300
Series ROC II R 11889, 0.05% 12/6/13 (Liquidity Facility Citibank NA) (b)(e)	3,250	3,250
Washington Hsg. Fin. Commission Multi-family Hsg. Rev. (Discovery Heights Apt. Proj.) Series 2010, 0.05% 12/6/13, LOC Freddie Mac, VRDN (b)	1,000	1,000
Washington Hsg. Fin. Commission Nonprofit Hsg. Rev. (Horizon House Proj.) Series 2005, 0.05% 12/6/13, LOC Wells Fargo Bank NA, VRDN (b)	2,200	2,200
		10,350
West Virginia - 0.1%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. (Appalachian Pwr. Co. - Amos Proj.) Series 2009 B, 0.05% 12/6/13, LOC Sumitomo Mitsui Banking Corp., VRDN (b)	1,200	1,200
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - 0.3%
Wisconsin Health & Edl. Facilities Auth. Rev. Participating VRDN Series ROC II R 14065, 0.06% 12/6/13 (Liquidity Facility Citibank NA) (b)(e)	$ 3,200	$ 3,200
Wyoming - 0.3%
Converse County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.06% 12/6/13, LOC Wells Fargo Bank NA, VRDN (b)	2,600	2,600
Sweetwater County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1984, 0.23% 12/6/13, VRDN (b)	200	200
		2,800
TOTAL VARIABLE RATE DEMAND NOTE (Cost $511,310)		511,310
Other Municipal Debt - 38.0%

Alaska - 0.5%
Alaska Gen. Oblig. BAN 1.75% 3/25/14	3,600	3,618
Anchorage Gen. Oblig. Series 2013 B1, 0.15% 1/7/14, LOC JPMorgan Chase Bank, CP	800	800
		4,418
Arizona - 1.7%
Chandler Gen. Oblig. Bonds Series GS 07 49TP, 0.19%, tender 12/12/13 (Liquidity Facility Wells Fargo & Co.) (b)(e)(f)	11,195	11,195
Phoenix Civic Impt. Corp.:
Series 2009, 0.13% 12/5/13, LOC Bank of America NA, CP	640	640
Series 2011 B1, 0.13% 12/17/13, LOC Barclays Bank PLC, CP	1,600	1,600
Phoenix Civic Impt. Corp. Transit Excise Tax Rev. Bonds (Lt. Rail Proj.) Series 2013, 2% 7/1/14	500	505
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev. Series 2012 B, 0.17% 12/3/13, LOC Wells Fargo Bank NA, CP	2,400	2,400
		16,340
California - 6.2%
California Edl. Facilities Auth. Rev. Bonds (Stanford Univ. Proj.) Series S3, 0.19% tender 12/5/13, CP mode	1,600	1,600
California Gen. Oblig. RAN:
Series 2013 A1, 2% 5/28/14	10,000	10,087
Series 2013 A2, 2% 6/23/14	10,200	10,301
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
California - continued
California School Cash Reserve Prog. Auth. TRAN Series 2013 A, 2% 4/1/14	$ 600	$ 604
Kern County Gen. Oblig. TRAN 1.25% 6/30/14	3,300	3,320
Los Angeles County Gen. Oblig. TRAN 2% 6/30/14	7,100	7,175
Los Angeles Gen. Oblig. TRAN:
2% 2/27/14	870	874
2% 5/1/14	6,800	6,851
2% 6/26/14	7,700	7,779
Oakland Gen. Oblig. TRAN 1.25% 6/30/14	2,000	2,012
Orange County Sanitation District Ctfs. of Prtn. Bonds Series MS 06 2222, 0.2%, tender 5/15/14 (Liquidity Facility Wells Fargo & Co.) (b)(e)(f)	600	600
San Diego County & School District TRAN Series 2013 A, 2% 6/30/14	800	808
San Diego County Wtr. Auth. Wtr. Rev. Bonds Series WF 08 29C, 0.2%, tender 4/17/14 (Liquidity Facility Wells Fargo & Co.) (b)(e)(f)	1,075	1,075
San Francisco County Trans. Auth. Series 2004 A, 0.11% 12/5/13, LOC Wells Fargo Bank NA, CP	4,000	4,000
Santa Cruz Gen. Oblig. TRAN 2% 7/2/14	600	606
Ventura County Gen. Oblig. TRAN 1.25% 7/1/14	1,800	1,811
		59,503
Connecticut - 0.3%
Bridgeport Gen. Oblig. TAN Series 2013 B, 1% 2/18/14	1,300	1,302
Connecticut Dev. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1999, 0.32% tender 12/17/13, CP mode	1,500	1,500
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds Series 2012 A, 2% 1/1/14	200	200
		3,002
District Of Columbia - 2.4%
District of Columbia Gen. Oblig. TRAN 2% 9/30/14	16,100	16,344
District of Columbia Rev. Bonds Series 2000, 0.14% tender 3/6/14, LOC JPMorgan Chase Bank, CP mode	1,300	1,300
JPMorgan Chase Bonds Series Putters 4418, 0.13%, tender 2/25/14 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	1,300	1,300
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. Series 1:
0.13% 2/13/14, LOC JPMorgan Chase Bank, CP	2,600	2,600
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
District Of Columbia - continued
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. Series 1: - continued
0.13% 3/11/14, LOC JPMorgan Chase Bank, CP	$ 1,000	$ 1,000
0.15% 12/2/13, LOC JPMorgan Chase Bank, CP	500	500
		23,044
Florida - 1.5%
Florida Board of Ed. Lottery Rev. Bonds Series 2006 A, 5% 7/1/14	1,500	1,541
Florida Gen. Oblig. Bonds Series PZ 130, 0.2%, tender 5/8/14 (Liquidity Facility Wells Fargo & Co.) (b)(e)(f)	3,440	3,440
Hillsborough County Cap. Impt. Prog. Rev. Series 2013 A:
0.12% 3/6/14, LOC State Street Bank & Trust Co., Boston, CP	700	700
0.13% 1/30/14, LOC State Street Bank & Trust Co., Boston, CP	1,300	1,300
Miami-Dade County School District TAN Series 2013, 1% 3/4/14	6,400	6,414
Tampa Health Sys. Rev. Bonds Series 2012 B, 0.15%, tender 6/27/14 (b)	1,000	1,000
		14,395
Georgia - 0.6%
Fulton County Gen. Oblig. TAN Series 2013, 2% 12/31/13	2,600	2,604
Georgia Gen. Oblig. Bonds:
Series 2003 D, 4.5% 12/1/13 (Pre-Refunded to 12/1/13 @ 100)	500	500
Series 2011 F, 5% 12/1/13	2,250	2,250
		5,354
Hawaii - 0.1%
Hawaii Gen. Oblig. Bonds Series 2013 EI, 5% 8/1/14	800	826
Idaho - 0.5%
Idaho Gen. Oblig. TAN 2% 6/30/14	4,400	4,446
Illinois - 0.5%
Chicago Metropolitan Wtr. Reclamation District Greater Chicago Bonds Series 2002 D, 5.375% 12/1/13	1,000	1,000
Illinois Fin. Auth. Ed. Rev. Series 2013, 0.16% 2/6/14, LOC PNC Bank NA, CP	600	600
Illinois Fin. Auth. Rev. Bonds (Palos Cmnty. Hosp. Proj.) Series 2010 C:
0.12% tender 2/11/14, CP mode	600	600
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev. Bonds (Palos Cmnty. Hosp. Proj.) Series 2010 C: - continued
0.13% tender 12/2/13, CP mode	$ 1,885	$ 1,885
Illinois Sales Tax Rev. Bonds Series 2013, 2% 6/15/14	1,200	1,212
		5,297
Indiana - 1.3%
Indiana Fin. Auth. Rev. Bonds (Trinity Health Sys. Proj.) Series 2008 D2:
0.08% tender 12/10/13, CP mode	1,200	1,200
0.1% tender 12/16/13, CP mode	2,900	2,900
Indianapolis Gas Util. Sys. Rev. 0.15% 3/6/14, LOC JPMorgan Chase Bank, CP	900	900
Posey County Econ. Dev. Rev. Bonds (Midwest Fertilizer Corp. Proj.) Series 2013 A, 0.55%, tender 4/10/14 (b)	7,100	7,100
		12,100
Kansas - 1.7%
City of Lawrence BAN 1.5% 10/1/14	1,100	1,112
Wichita Gen. Oblig. BAN:
Series 254, 0.25% 2/11/14	1,600	1,600
Series 258, 0.5% 10/15/14	1,700	1,702
Wyandotte County/Kansas City Unified Govt. Gen. Oblig. BAN 0.24% 3/1/14	12,000	12,000
		16,414
Kentucky - 0.2%
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 A, 0.2% tender 12/11/13, CP mode	600	600
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 A, 0.2% tender 12/11/13, CP mode	1,200	1,200
		1,800
Maryland - 1.2%
Baltimore County Gen. Oblig. Series 2011:
0.1% 12/3/13 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	1,898	1,898
0.1% 12/3/13 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	1,700	1,700
0.1% 1/21/14 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	1,700	1,700
0.11% 12/4/13 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	1,563	1,563
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Maryland - continued
Baltimore County Gen. Oblig. Series 2011: - continued
0.12% 2/5/14 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	$ 3,000	$ 3,000
Montgomery County Gen. Oblig. Bonds Series 2013 MD, 0.1%, tender 3/3/14 (b)	1,200	1,200
		11,061
Massachusetts - 0.2%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1992, 0.3% tender 12/6/13, CP mode	1,400	1,400
Series 1993 A, 0.3% tender 12/6/13, CP mode	600	600
		2,000
Michigan - 0.1%
Michigan Hosp. Fin. Auth. Rev. Bonds (Trinity Health Sys. Proj.) Series 2008 C, 0.13% tender 2/5/14, CP mode	700	700
Minnesota - 0.1%
Univ. of Minnesota Rev. Series 2013 C, 0.11% 2/4/14, CP	600	600
Missouri - 0.1%
Missouri Health & Edl. Facilities Bonds (BJC Health Sys. Proj.) Series 2013 C, 0.12%, tender 6/27/14 (b)	500	500
Missouri Health & Edl. Facilities Auth. Health Facilities Rev. Bonds (CoxHealth Proj.) Series 2008 B, 0.13% tender 12/2/13, LOC Bank of Nova Scotia, CP mode	600	600
		1,100
Nebraska - 0.3%
Nebraska Pub. Pwr. District Rev. Series 2013 A:
0.11% 12/11/13, CP	600	600
0.12% 2/10/14, CP	600	600
Omaha Pub. Pwr. District Elec. Rev. Series 2013 A, 0.13% 12/10/13, CP	1,370	1,370
		2,570
Nevada - 0.7%
Clark County School District Bonds:
Series 2007 B, 5% 6/15/14	5,785	5,934
Series 2013 B, 3% 6/15/14	500	507
		6,441
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
New Hampshire - 0.1%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1990 B, 0.35% tender 12/23/13, CP mode	$ 1,200	$ 1,200
New Jersey - 0.0%
Passaic County Gen. Oblig. BAN Series 2012 A, 1.25% 12/27/13	500	500
New York - 3.0%
Brewster Central School District BAN Series 2013, 1.5% 1/31/14	28,330	28,391
JPMorgan Chase Bonds Series Putters 4410, 0.1%, tender 1/30/14 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	800	800
		29,191
North Carolina - 0.3%
North Carolina Grant Anticipation Rev. Bonds Series 2007, 5% 3/1/14	490	496
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Bonds:
Series 2008 A, 5.25% 1/1/14	400	402
Series 2012 A, 2% 1/1/14	1,900	1,903
		2,801
Ohio - 1.8%
Ohio Higher Edl. Facility Commission Rev. Bonds (The Cleveland Clinic Foundation Proj.) Series 2008 B6:
0.14% tender 5/5/14, CP mode	8,000	8,000
0.17% tender 12/5/13, CP mode	9,200	9,200
		17,200
Oklahoma - 1.3%
Oklahoma City Wtr. Utils. Trust Wtr. and Swr. Rev.:
Series 2013 A:
0.11% 12/4/13, LOC State Street Bank & Trust Co., Boston, CP	4,500	4,500
0.13% 12/4/13, LOC State Street Bank & Trust Co., Boston, CP	500	500
Series 2013 A, 0.13% 12/9/13, LOC State Street Bank & Trust Co., Boston, CP	5,000	5,000
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Oklahoma - continued
Oklahoma City Wtr. Utils. Trust Wtr. and Swr. Rev.: - continued
Series 2013 A:
0.13% 12/9/13, LOC State Street Bank & Trust Co., Boston, CP	$ 2,000	$ 2,000
0.13% 12/9/13, LOC State Street Bank & Trust Co., Boston, CP	500	500
		12,500
Oregon - 0.2%
Oregon Facilities Auth. Rev. Bonds Series 2013 C, 0.1%, tender 10/1/14 (b)	500	500
Oregon Gen. Oblig. Bonds Series WF11 57 C, 0.18%, tender 1/16/14 (Liquidity Facility Wells Fargo Bank NA) (b)(e)(f)	1,020	1,020
		1,520
Pennsylvania - 0.2%
Econ. Dev. Fin. Auth. Unemployment Compensation Rev. Bonds Series 2012 A, 4% 7/1/14	1,265	1,293
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed. BAN 2% 7/11/14	500	506
		1,799
South Carolina - 0.9%
Beaufort County School District BAN Series 2013 B, 1.25% 4/24/14	700	703
Charleston County School District BAN 1% 5/8/14	600	602
Dorchester County No. 2 School District BAN 0.2% 8/15/14	1,500	1,500
South Carolina Assoc. of Governmental Organizations Ctfs. of Prtn. Bonds Series 2013 A, 1.5% 3/3/14 (South Carolina Gen. Oblig. Guaranteed)	1,300	1,304
York County Poll. Cont. Rev. Bonds 0.3% tender 12/2/13, CP mode	4,500	4,500
		8,609
Texas - 6.6%
Austin Elec. Util. Sys. Rev. Series 2013 A, 0.14% 2/19/14, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	1,100	1,100
Fort Bend Independent School District Bonds Series PZ 124, 0.2%, tender 5/8/14 (Liquidity Facility Wells Fargo & Co.) (b)(e)(f)	10,415	10,415
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Harris County Gen. Oblig.:
Series 2013 A1, 0.13% 3/3/14 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	$ 1,300	$ 1,300
Series 2013 D, 0.13% 2/18/14 (Liquidity Facility JPMorgan Chase Bank), CP	1,985	1,985
Harris County Metropolitan Trans. Auth. Series 2013 A1, 0.17% 2/6/14 (Liquidity Facility JPMorgan Chase Bank), CP	16,500	16,500
Houston Gen. Oblig. TRAN Series 2013, 2% 6/30/14	1,700	1,718
Houston Util. Sys. Rev. Series 2013 B2, 0.12% 3/11/14, LOC Wells Fargo Bank NA, CP	600	600
Irving Independent School District Bonds Series PT 3954, 0.2%, tender 5/8/14 (Liquidity Facility Wells Fargo & Co.) (b)(e)(f)	500	500
Lower Colorado River Auth. Rev.:
0.1% 12/3/13, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	700	700
0.12% 3/5/14, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	600	600
Lower Colorado River Auth. Transmission Contract Rev. Bonds 5% 5/15/14	1,515	1,547
Pasadena Independent School District Bonds Series 2013, 2% 2/15/14 (Permanent School Fund of Texas Guaranteed)	2,550	2,560
Rockwall Independent School District Bonds Series 2013, 2% 2/15/14 (Permanent School Fund of Texas Guaranteed)	1,320	1,325
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Bonds (Baylor Health Care Sys. Proj.) Series 2013 B, 0.14%, tender 6/27/14 (b)	400	400
Texas Gen. Oblig.:
Bonds Series Putters 4393, 0.09%, tender 1/30/14 (Liquidity Facility JPMorgan Chase & Co.) (b)(e)(f)	895	895
TRAN Series 2013, 2% 8/28/14	15,000	15,200
Texas Trans. Commission State Hwy. Fund Rev. Bonds Series 2006, 5% 4/1/14	1,000	1,016
Univ. of Texas Board of Regents Sys. Rev. Series 2002 A:
0.12% 2/5/14 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	600	600
0.13% 3/6/14 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	600	600
Upper Trinity Reg'l. Wtr. District Series 2013 A, 0.12% 1/14/14, LOC Bank of America NA, CP	3,500	3,500
		63,061
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Utah - 0.3%
Intermountain Pwr. Agcy. Pwr. Supply Rev. Series 2013 B1, 0.12% 2/12/14 (Liquidity Facility JPMorgan Chase Bank), CP	$ 500	$ 500
Salt Lake County Utah TRAN Series 2013, 1% 12/27/13	1,800	1,801
Utah Gen. Oblig. Bonds Series 2011 A, 5% 7/1/14	1,000	1,028
		3,329
Virginia - 0.2%
Fairfax County Indl. Dev. Auth. Bonds (Inova Health Sys. Proj.) Series 2012 C, 0.13%, tender 6/27/14 (b)	1,100	1,100
Virginia Commonwealth Trans. Board Rev. Bonds (Trans. Cap. Proj.) Series 2012, 4% 5/15/14	1,000	1,017
		2,117
Washington - 0.6%
King County Kent School District #145 Gen. Oblig. Bonds (Cr. Enhancement Prog.) Series 2012 A, 2% 12/1/13 (Washington Gen. Oblig. Guaranteed)	1,265	1,265
Seattle Gen. Oblig. Bonds Series 2011, 5% 3/1/14	1,300	1,316
Snohomish County Pub. Util. District #1 Bonds Series 2010, 5% 12/1/13	650	650
Washington Gen. Oblig. Bonds:
Series 2011 C, 5% 7/1/14	500	514
Series GS 06 7T, 0.19%, tender 12/12/13 (Liquidity Facility Wells Fargo & Co.) (b)(e)(f)	905	905
Series Putters 4408, 0.11%, tender 1/23/14 (Liquidity Facility JPMorgan Chase & Co.) (b)(e)(f)	990	990
		5,640
Wisconsin - 2.3%
Milwaukee Gen. Oblig. RAN Series 2013 R1, 1.75% 12/5/13	2,300	2,300
Wisconsin Gen. Oblig.:
Series 2005 A, 0.13% 2/19/14 (Liquidity Facility Bank of New York, New York), CP	500	500
Series 2006 A, 0.09% 12/3/13 (Liquidity Facility Bank of New York, New York), CP	500	500
Wisconsin Health & Edl. Facilities Bonds Series 2013 B, 0.11%, tender 6/27/14 (b)	490	490
Wisconsin Health & Edl. Facilities Auth. Rev. Bonds 0.13% tender 12/2/13, CP mode	400	400
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Trans. Rev.:
Series 1997 A, 0.13% 3/6/14 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	$ 3,125	$ 3,125
Series 2006 A:
0.13% 3/6/14 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	2,109	2,109
0.14% 2/11/14 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	5,260	5,260
Series 2013 A, 0.13% 3/6/14 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	6,900	6,900
		21,584
TOTAL OTHER MUNICIPAL DEBT (Cost $362,462)		362,462
Investment Company - 9.1%
	Shares
Fidelity Tax-Free Cash Central Fund, 0.06% (c)(d) (Cost $86,880)	86,879,900	86,880
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $960,652)		960,652
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(5,505)
NET ASSETS - 100%		$ 955,147
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
RAN	-	REVENUE ANTICIPATION NOTE
TAN	-	TAX ANTICIPATION NOTE
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $700,000 or 0.1% of net assets.

(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e) Provides evidence of ownership in one or more underlying municipal bonds.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $33,135,000 or 3.5% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost (000s)
Chandler Gen. Oblig. Bonds Series GS 07 49TP, 0.19%, tender 12/12/13 (Liquidity Facility Wells Fargo & Co.)	10/2/09 - 11/30/12	$ 11,195
Florida Gen. Oblig. Bonds Series PZ 130, 0.2%, tender 5/8/14 (Liquidity Facility Wells Fargo & Co.)	11/10/06 - 8/5/10	$ 3,440
Fort Bend Independent School District Bonds Series PZ 124, 0.2%, tender 5/8/14 (Liquidity Facility Wells Fargo & Co.)	11/8/06 - 11/21/13	$ 10,415
Irving Independent School District Bonds Series PT 3954, 0.2%, tender 5/8/14 (Liquidity Facility Wells Fargo & Co.)	11/29/12	$ 500
Security	Acquisition Date	Cost (000s)
JPMorgan Chase Bonds Series Putters 4410, 0.1%, tender 1/30/14 (Liquidity Facility JPMorgan Chase Bank)	10/31/13	$ 800
JPMorgan Chase Bonds Series Putters 4418, 0.13%, tender 12/3/13 (Liquidity Facility JPMorgan Chase Bank)	11/26/13	$ 1,300
Orange County Sanitation District Ctfs. of Prtn. Bonds Series MS 06 2222, 0.2%, tender 5/15/14 (Liquidity Facility Wells Fargo & Co.)	5/17/13	$ 600
Oregon Gen. Oblig. Bonds Series WF11 57 C, 0.18%, tender 1/16/14 (Liquidity Facility Wells Fargo Bank NA)	5/15/12	$ 1,020
San Diego County Wtr. Auth. Wtr. Rev. Bonds Series WF 08 29C, 0.2%, tender 4/17/14 (Liquidity Facility Wells Fargo & Co.)	3/22/12	$ 1,075
Security	Acquisition Date	Cost (000s)
Texas Gen. Oblig. Bonds Series Putters 4393, 0.09%, tender 12/5/13 (Liquidity Facility JPMorgan Chase & Co.)	9/5/13	$ 895
Washington Gen. Oblig. Bonds Series GS 06 7T, 0.19%, tender 12/12/13 (Liquidity Facility Wells Fargo & Co.)	6/13/13	$ 905
Washington Gen. Oblig. Bonds Series Putters 4408, 0.11%, tender 1/23/14 (Liquidity Facility JPMorgan Chase & Co.)	10/24/13	$ 990
(g) A portion of the security sold on a delayed delivery basis.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Tax-Free Cash Central Fund	$ 16
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At November 30, 2013, the cost of investment securities for income tax purposes was $960,652,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Municipal
Money Market Fund

November 30, 2013

1.810714.109

TEM-QTLY-0114

Investments November 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 58.2%
	Principal Amount (000s)	Value (000s)
Alabama - 0.6%
Alabama Pub. School & College Auth. Rev. Participating VRDN Series WF 11 37C, 0.06% 12/6/13 (Liquidity Facility Wells Fargo Bank NA) (c)(g)	$ 4,930	$ 4,930
Auburn Univ. Gen. Fee Rev. Participating VRDN:
Series WF 08 55C, 0.06% 12/6/13 (Liquidity Facility Wells Fargo & Co.) (c)(g)	23,490	23,490
Series WF 11 53C, 0.06% 12/6/13 (Liquidity Facility Wells Fargo Bank NA) (c)(g)	7,010	7,010
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.37% 12/6/13, VRDN (c)(f)	39,215	39,215
Mobile Indl. Dev. Board Dock & Wharf Rev. (Holnam, Inc. Proj.) Series 1999 A, 0.09% 12/6/13, LOC Bayerische Landesbank Girozentrale, VRDN (c)	21,000	21,000
Mobile Indl. Dev. Board Exempt Facilities Rev. Series 1997, 0.07% 12/6/13 (Kimberly-Clark Corp. Guaranteed), VRDN (c)	14,800	14,800
Mobile Indl. Dev. Board Solid Waste Disp. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Second Series 2009, 0.07% 12/2/13, VRDN (c)	15,300	15,300
Walker County Econ. & Indl. Dev. Auth. Solid Waste Disp. Rev. (Alabama Pwr. Co. Plant Gorgas Proj.) Series 2007, 0.07% 12/2/13, VRDN (c)(f)	5,000	5,000
Washington County Indl. Dev. Auth. Rev. (Sempra Energy Proj.) Series 2007, 0.06% 12/6/13, LOC UBS AG, VRDN (c)	43,160	43,160
		173,905
Alaska - 0.3%
Alaska Indl. Dev. & Export Auth. Rev.:
(Greater Fairbanks Cmnty. Hosp. Foundation Proj.) Series 2009 A, 0.05% 12/6/13, LOC Union Bank NA, VRDN (c)	16,400	16,400
Participating VRDN Series Putters 4722, 0.05% 12/6/13 (Liquidity Facility Bank of America NA) (c)(g)	16,665	16,665
Valdez Marine Term. Rev.:
(ConocoPhillips Proj.) Series 1994 A, 0.05% 12/6/13 (ConocoPhillips Co. Guaranteed), VRDN (c)	12,400	12,400
(Phillips Trans. Alaska, Inc. Proj.):
Series 1994 B, 0.05% 12/6/13 (ConocoPhillips Co. Guaranteed), VRDN (c)	26,000	26,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Alaska - continued
Valdez Marine Term. Rev.: - continued
(Phillips Trans. Alaska, Inc. Proj.):
Series 1994 C, 0.07% 12/6/13 (ConocoPhillips Co. Guaranteed), VRDN (c)	$ 3,000	$ 3,000
Series 2002, 0.05% 12/6/13, VRDN (c)	12,200	12,200
		86,665
Arizona - 1.8%
Arizona Board of Regents Arizona State Univ. Rev. Participating VRDN Series Putters 4147, 0.06% 12/6/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	10,115	10,115
Arizona Health Facilities Auth. Rev.:
(Banner Health Sys. Proj.):
Series 2008 F, 0.05% 12/6/13, LOC JPMorgan Chase Bank, VRDN (c)	31,510	31,510
Series 2008 G, 0.05% 12/6/13, LOC Wells Fargo Bank NA, VRDN (c)	4,400	4,400
(Catholic Healthcare West Proj.):
Series 2005 B, 0.07% 12/6/13, LOC JPMorgan Chase Bank, VRDN (c)	13,930	13,930
Series 2008 A, 0.06% 12/6/13, LOC JPMorgan Chase Bank, VRDN (c)	23,500	23,500
Series 2008 B, 0.06% 12/6/13, LOC PNC Bank NA, VRDN (c)	23,800	23,800
Series 2009 F, 0.05% 12/6/13, LOC Mizuho Corporate Bank Ltd., VRDN (c)	39,750	39,750
(Royal Oaks Life Care Cmnty. Proj.) Series 2002, 0.07% 12/6/13, LOC Bank of America NA, VRDN (c)	11,160	11,160
(Southwest Behavioral Health Svcs., Inc. Proj.) Series 2004, 0.06% 12/6/13, LOC JPMorgan Chase Bank, VRDN (c)	3,395	3,395
Coconino County Poll. Cont. Corp. Rev. (Tucson Elec. Pwr. Co. Navajo Proj.) Series 2010 A, 0.1% 12/6/13, LOC JPMorgan Chase Bank, VRDN (c)(f)	14,900	14,900
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Ranchwood Apts. Proj.) Series 2001 A, 0.09% 12/6/13, LOC Fannie Mae, VRDN (c)(f)	2,400	2,400
(San Angelin Apts. Proj.) Series 2004, 0.06% 12/6/13, LOC Fannie Mae, VRDN (c)(f)	14,900	14,900
(San Clemente Apts. Proj.) Series 2004, 0.06% 12/6/13, LOC Fannie Mae, VRDN (c)(f)	10,600	10,600
(San Fernando Apts. Proj.) Series 2004, 0.06% 12/6/13, LOC Fannie Mae, VRDN (c)(f)	14,500	14,500
(San Lucas Apts. Proj.) Series 2003, 0.06% 12/6/13, LOC Fannie Mae, VRDN (c)(f)	13,700	13,700
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.: - continued
(San Martin Apts. Proj.):
Series A1, 0.06% 12/6/13, LOC Fannie Mae, VRDN (c)(f)	$ 5,700	$ 5,700
Series A2, 0.08% 12/6/13, LOC Fannie Mae, VRDN (c)(f)	4,300	4,300
(San Miguel Apts. Proj.) Series 2003, 0.06% 12/6/13, LOC Fannie Mae, VRDN (c)(f)	14,900	14,900
(San Remo Apts. Proj.) Series 2002, 0.06% 12/6/13, LOC Fannie Mae, VRDN (c)(f)	4,100	4,100
(Sands Apts. Proj.) Series 2001 A, 0.09% 12/6/13, LOC Fannie Mae, VRDN (c)(f)	2,700	2,700
(Village Square Apts. Proj.) Series 2004, 0.08% 12/6/13, LOC Fannie Mae, VRDN (c)(f)	2,500	2,500
Maricopa County Indl. Dev. Auth. Rev. (Clayton Homes, Inc. Proj.) Series 1998, 0.09% 12/6/13, LOC U.S. Bank NA, Cincinnati, VRDN (c)(f)	4,200	4,200
Northern Arizona Univ. Revs. Participating VRDN Series Solar 07 14, 0.05% 12/6/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	16,430	16,430
Pima County Indl. Dev. Auth. Indl. Rev. (Tucson Elec. Pwr. Co. Proj.) Series 1982 A, 0.07% 12/6/13, LOC Wells Fargo Bank NA, VRDN (c)	2,500	2,500
Pima County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Cimarron Place Apts. Proj.) 0.09% 12/6/13, LOC Fannie Mae, VRDN (c)(f)	4,500	4,500
Series A, 0.09% 12/6/13, LOC Fannie Mae, VRDN (c)(f)	2,625	2,625
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Participating VRDN:
Series BC 10 21W, 0.07% 12/6/13 (Liquidity Facility Barclays Bank PLC) (c)(g)	5,200	5,200
Series EGL 06 0141, 0.05% 12/6/13 (Liquidity Facility Citibank NA) (c)(g)	28,800	28,800
Series EGL 07 0012, 0.05% 12/6/13 (Liquidity Facility Citibank NA) (c)(g)	14,850	14,850
Series Putters 3307, 0.06% 12/6/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	6,395	6,395
Series Putters 3467, 0.06% 12/6/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	4,000	4,000
Series Putters 3708Z, 0.06% 12/6/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	23,895	23,895
Series ROC II R 14060, 0.05% 12/6/13 (Liquidity Facility Citibank NA) (c)(g)	4,000	4,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Tempe Indl. Dev. Auth. Rev. (ASUF Brickyard Proj.) Series 2004 A, 0.06% 12/6/13, LOC Bank of America NA, VRDN (c)	$ 1,000	$ 1,000
Yavapai County Indl. Dev. Auth. (Northern Arizona Healthcare Sys. Proj.) Series 2008 B, 0.05% 12/6/13, LOC Wells Fargo Bank NA, VRDN (c)	38,040	38,040
Yuma Indl. Dev. Auth. Hosp. Rev. (Yuma Reg'l. Med. Ctr. Proj.) Series 2008, 0.06% 12/6/13, LOC JPMorgan Chase Bank, VRDN (c)	86,975	86,975
		510,170
Arkansas - 0.5%
Arkansas Dev. Auth. Indl. Dev. Rev. (Stratton Seed Co. Proj.) Series 1999, 0.41% 12/6/13, LOC Bank of America NA, VRDN (c)(f)	225	225
Arkansas Dev. Fin. Auth. Multi-family Hsg. Rev. (Kiehl Partners LP Proj.) Series 2004 A, 0.11% 12/6/13, LOC Fannie Mae, VRDN (c)	6,915	6,915
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.) Series 2002, 0.4% 12/6/13, VRDN (c)(f)	34,400	34,400
Fort Smith Gen. Oblig. (Mitsubishi Pwr. Systems Americas Proj.) Series 2010, 0.08% 12/6/13, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (c)	2,310	2,310
Osceola Solid Waste Disp. Rev. (Plum Point Energy Associates, LLC Proj.) Series 2006, 0.08% 12/6/13, LOC Royal Bank of Scotland PLC, VRDN (c)(f)	100,000	100,000
		143,850
California - 2.1%
ABAG Fin. Auth. for Nonprofit Corps. Rev. (Sharp HealthCare Proj.) Series 2009 C, 0.05% 12/6/13, LOC Citibank NA, VRDN (c)	41,800	41,800
Anaheim Hsg. Auth. Multi-family Hsg. Rev. (Park Vista Apt. Proj.) Series 2000 D, 0.06% 12/6/13, LOC Freddie Mac, VRDN (c)(f)	3,600	3,600
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Participating VRDN:
Series EGL 06 83 Class A, 0.06% 12/6/13 (Liquidity Facility Citibank NA) (c)(g)	35,600	35,600
Series II R 11901, 0.06% 12/6/13 (Liquidity Facility Citibank NA) (c)(g)	2,100	2,100
California Edl. Facilities Auth. Rev. Participating VRDN:
Series BA 08 1207, 0.09% 12/6/13 (Liquidity Facility Deutsche Bank AG New York Branch) (c)(g)	11,110	11,110
Series ROC II R 11974, 0.05% 12/6/13 (Liquidity Facility Citibank NA) (c)(g)	4,555	4,555
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig. Series 2003 C1, 0.05% 12/6/13, LOC Bank of America NA, VRDN (c)	$ 6,200	$ 6,200
California Health Facilities Fing. Auth. Rev. Participating VRDN Series DB 3294, 0.06% 12/6/13 (Liquidity Facility Deutsche Bank AG) (c)(g)	10,125	10,125
California Hsg. Fin. Agcy. Multi-family Hsg. Rev. Series 2007 B, 0.04% 12/5/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	2,165	2,165
California Hsg. Fin. Agcy. Rev. (Home Mtg. Prog.):
Series 2000 N, 0.06% 12/6/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	14,580	14,580
Series 2002 J, 0.06% 12/6/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	1,235	1,235
Series 2003 H, 0.06% 12/6/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	15,875	15,875
Series 2003 M:
0.06% 12/6/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	13,900	13,900
0.06% 12/6/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	18,435	18,435
Series 2006 C, 0.05% 12/6/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	54,000	54,000
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev. (Maple Square Apt. Proj.) Series AA, 0.06% 12/6/13, LOC Citibank NA, VRDN (c)(f)	5,655	5,655
El Dorado Irrigation District Rev. Ctfs. of Prtn. Series 2008 A, 0.05% 12/6/13, LOC Citibank NA, VRDN (c)	59,195	59,195
Loma Linda Hosp. Rev. (Loma Linda Univ. Med. Ctr. Proj.) Series 2008 B, 0.05% 12/6/13, LOC Bank of America NA, VRDN (c)	23,300	23,300
Los Angeles Cmnty. College District Participating VRDN:
Series MS 3096, 0.06% 12/6/13 (Liquidity Facility Deutsche Bank AG) (c)(g)	1,500	1,500
Series Putters 2864, 0.07% 12/6/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	4,785	4,785
Series ROC II R 11728, 0.05% 12/6/13 (Liquidity Facility Citibank NA) (c)(g)	7,040	7,040
Series WF 11 36C, 0.06% 12/6/13 (Liquidity Facility Wells Fargo Bank NA) (c)(g)	4,840	4,840
Los Angeles Dept. of Wtr. & Pwr. Rev. Participating VRDN Series Putters 3902 Z, 0.06% 12/6/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	3,380	3,380
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Hbr. Dept. Rev. Participating VRDN Series DB 634, 0.08% 12/6/13 (Liquidity Facility Deutsche Bank AG) (c)(f)(g)	$ 14,780	$ 14,780
Los Angeles Multi-family Hsg. Rev. (Tri-City Hsg. Proj.) Series 1, 0.05% 12/6/13, LOC Citibank NA, VRDN (c)(f)	1,800	1,800
Milpitas Multi-family Rev. (Crossing at Montague Proj.) Series A, 0.06% 12/6/13, LOC Fannie Mae, VRDN (c)(f)	29,000	29,000
Modesto Pub. Fing. Auth. Lease Rev. Series 2008 B, 0.08% 12/6/13, LOC Bank of America NA, VRDN (c)	16,320	16,320
Newport Mesa Unified School District Participating VRDN Series WF 11 70Z, 0.06% 12/6/13 (Liquidity Facility Wells Fargo Bank NA) (c)(g)	14,265	14,265
Northern California Pwr. Agcy. Rev. (Hydroelectric #1 Proj.) Series 2008 A, 0.05% 12/6/13, LOC Citibank NA, VRDN (c)	62,060	62,060
Riverside Ctfs. of Prtn. (Riverside Renaissance Proj.) Series 2008, 0.05% 12/6/13, LOC Bank of America NA, VRDN (c)	65,750	65,750
San Francisco City & County Fin. Corp. Lease Rev. (Moscone Ctr. Expansion Proj.) Series 2008-1, 0.05% 12/6/13, LOC Bank of America NA, VRDN (c)	21,590	21,590
San Jose Multi-family Hsg. Rev. (Las Ventanas Apts. Proj.) Series 2008 B, 0.05% 12/6/13, LOC Freddie Mac, VRDN (c)	5,000	5,000
San Juan Capistrano Gen. Oblig. Participating VRDN Series Putters 3646, 0.06% 12/6/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	10,050	10,050
Stanislaus County Cap. Impts. Fing. Auth. Rev. Series 2004, 0.05% 12/6/13, LOC Bank of America NA, VRDN (c)	9,070	9,070
Univ. of California Revs. Participating VRDN Series Floaters 09 7C, 0.06% 12/6/13 (Liquidity Facility Wells Fargo & Co.) (c)(g)	8,600	8,600
		603,260
Colorado - 1.6%
Adams County Hsg. Auth. (Semper Village Apts. Proj.) Series 2004 A, 0.07% 12/6/13, LOC Fannie Mae, VRDN (c)(f)	14,000	14,000
Aurora Hsg. Auth. Multi-family Hsg. Rev. (Liberty Creek Proj.) Series 2008, 0.08% 12/6/13, LOC Fannie Mae, VRDN (c)(f)	27,580	27,580
Aurora Multi-family Hsg. Rev. (Aurora Meadows Apts. Proj.) Series 1996, 0.08% 12/6/13, LOC Fannie Mae, VRDN (c)(f)	13,400	13,400
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Colorado Edl. & Cultural Facilities Auth. Rev. (Clyfford Still Museum Proj.) Series 2008, 0.05% 12/6/13, LOC Wells Fargo Bank NA, VRDN (c)	$ 1,865	$ 1,865
Colorado Health Facilities Auth. Retirement Hsg. Rev. Participating VRDN Series Putters 1390, 0.06% 12/6/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	38,265	38,265
Colorado Health Facilities Auth. Rev. (Boulder Cmnty. Hosp. Proj.) Series 2000, 0.07% 12/6/13, LOC JPMorgan Chase Bank, VRDN (c)	28,090	28,090
Colorado Hsg. & Fin. Auth. Solid Waste Rev.:
(Waste Mgmt., Inc. Proj.) 0.08% 12/6/13, LOC Wells Fargo Bank NA, VRDN (c)(f)	7,000	7,000
(Waste Mgmt., Inc. Proj.) 0.07% 12/6/13, LOC JPMorgan Chase Bank, VRDN (c)(f)	14,160	14,160
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN:
Series EGL 07 0036, 0.05% 12/6/13 (Liquidity Facility Citibank NA) (c)(g)	29,700	29,700
Series EGL 07 0037, 0.05% 12/6/13 (Liquidity Facility Citibank NA) (c)(g)	16,830	16,830
Series EGL 07 0038, 0.05% 12/6/13 (Liquidity Facility Citibank NA) (c)(g)	36,165	36,165
Series EGL 07 0040, 0.05% 12/6/13 (Liquidity Facility Citibank NA) (c)(g)	30,610	30,610
Series WF 10 37C, 0.06% 12/6/13 (Liquidity Facility Wells Fargo Bank NA) (c)(g)	20,560	20,560
Colorado State Univ. Board of Governors Enterprise Sys. Rev. Participating VRDN:
Series MS 3316, 0.05% 12/6/13 (Liquidity Facility Cr. Suisse) (c)(g)	14,030	14,030
Series Putters 4386, 0.06% 12/6/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	7,500	7,500
Colorado Univ. Co. Hosp. Auth. Rev. Series 2011 A, 0.06% 12/6/13, LOC Wells Fargo Bank NA, VRDN (c)	19,760	19,760
Denver City & County Indl. Dev. Rev. (Brass Smith/Kevry Proj.) Series 2009, 0.2% 12/6/13, LOC Wells Fargo Bank NA, VRDN (c)(f)	4,945	4,945
Denver City & County School District # 1 Participating VRDN Series Putters 4336, 0.09% 12/6/13 (Liquidity Facility JPMorgan Chase & Co.) (c)(g)	7,900	7,900
Eclipse Fdg. Trust Various States Participating VRDN Series Solar 12 11, 0.05% 12/6/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	14,865	14,865
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Fort Collins Indl. Dev. Rev. (Phelps-Tointon Millwork Proj.) Series 1993, 0.51% 12/1/13, LOC JPMorgan Chase Bank, VRDN (c)(f)	$ 110	$ 110
Lakewood Hsg. Auth. Multi-family Rev.:
(Ridgemoor Apts. Proj.) Series 2003 A, 0.07% 12/6/13, LOC Fannie Mae, VRDN (c)(f)	13,325	13,325
(Timberleaf Apts. Proj.) 0.07% 12/6/13, LOC Fannie Mae, VRDN (c)(f)	11,165	11,165
Moffat County Poll. Cont. Rev. (Tri-State Generation and Transmission Assoc., Inc. Proj.) Series 2009, 0.05% 12/6/13, LOC Bank of America NA, VRDN (c)	34,975	34,975
RBC Muni. Products, Inc. Trust Participating VRDN Series RBC E 25, 0.08% 12/6/13 (Liquidity Facility Royal Bank of Canada) (c)(f)(g)	45,490	45,490
Westminster County Multi-family Hsg. Rev. (Lakeview Apts. Proj.) Series 1997, 0.08% 12/6/13, LOC Fannie Mae, VRDN (c)(f)	7,110	7,110
		459,400
Connecticut - 0.3%
Connecticut Health & Edl. Facilities Auth. Rev.:
(St. Francis Hosp. & Med. Ctr. Proj.) Series F, 0.07% 12/6/13, LOC JPMorgan Chase Bank, VRDN (c)	34,320	34,320
(Yale-New Haven Hosp. Proj.):
Series K1, 0.05% 12/6/13, LOC JPMorgan Chase Bank, VRDN (c)	12,200	12,200
Series K2, 0.05% 12/6/13, LOC JPMorgan Chase Bank, VRDN (c)	3,675	3,675
Series L1, 0.06% 12/6/13, LOC Bank of America NA, VRDN (c)	6,130	6,130
Series L2, 0.06% 12/6/13, LOC Bank of America NA, VRDN (c)	8,800	8,800
Series 2011 B, 0.07% 12/6/13, LOC Bank of America NA, VRDN (c)	13,785	13,785
		78,910
Delaware - 0.3%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1987, 0.17% 12/2/13, VRDN (c)(f)	3,000	3,000
Series 1988, 0.17% 12/2/13, VRDN (c)(f)	13,550	13,550
Series 1993 C, 0.21% 12/6/13, VRDN (c)	4,500	4,500
Series 1994, 0.17% 12/2/13, VRDN (c)(f)	30,000	30,000
Series 1999 B, 0.24% 12/6/13, VRDN (c)(f)	9,900	9,900
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Delaware - continued
Delaware Health Facilities Auth. Rev. (Beebe Med. Ctr. Proj.) 0.06% 12/6/13, LOC PNC Bank NA, VRDN (c)	$ 3,805	$ 3,805
Wilmington Adjustable Rate Demand Rev. (Delaware Art Museum, Inc. Proj.) 0.06% 12/6/13, LOC Wells Fargo Bank NA, VRDN (c)	12,400	12,400
		77,155
District Of Columbia - 0.5%
District of Columbia Hsg. Fin. Agcy. Multi-family Hsg. Rev. (Trenton Park Apts. Proj.) Series 2001, 0.1% 12/6/13, LOC Bank of America NA, VRDN (c)(f)	5,665	5,665
District of Columbia Income Tax Rev. Participating VRDN:
Series Putters 3369, 0.06% 12/6/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	1,000	1,000
Series Putters 4020, 0.06% 12/6/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	7,250	7,250
District of Columbia Rev.:
(Fort Lincoln New Town/Premium Distributors LLC Proj.) Series 2000, 0.2% 12/6/13, LOC Wells Fargo Bank NA, VRDN (c)(f)	6,345	6,345
(Medlantic/Helix Proj.) Series 1998 A Tranche II, 0.05% 12/6/13, LOC JPMorgan Chase Bank, VRDN (c)	16,550	16,550
(The AARP Foundation Proj.) Series 2004, 0.06% 12/6/13, LOC Bank of America NA, VRDN (c)	11,900	11,900
(Washington Drama Society, Inc. Proj.) Series 2008, 0.06% 12/6/13, LOC JPMorgan Chase Bank, VRDN (c)	34,570	34,570
(World Wildlife Fund Proj.) Series 2010, 0.06% 12/6/13, LOC JPMorgan Chase Bank, VRDN (c)	9,810	9,810
District of Columbia Univ. Rev.:
(American Univ. Proj.):
Series 2006 A, 0.06% 12/6/13, LOC JPMorgan Chase Bank, VRDN (c)	2,925	2,925
Series 2006 B, 0.06% 12/6/13, LOC JPMorgan Chase Bank, VRDN (c)	31,100	31,100
(Georgetown Univ. Proj.) Series 2007 B2, 0.04% 12/6/13, LOC JPMorgan Chase Bank, VRDN (c)	5,500	5,500
		132,615
Florida - 3.2%
Brevard County Hsg. Fin. Auth. (Manatee Cove Apts. Proj.) 0.08% 12/6/13, LOC Citibank NA, VRDN (c)(f)	10,355	10,355
Broward County Fin. Auth. Multi-family Hsg. Rev.:
(Pinnacle Village Apts. Proj.) Series 2004, 0.06% 12/6/13, LOC Citibank NA, VRDN (c)(f)	6,400	6,400
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Broward County Fin. Auth. Multi-family Hsg. Rev.: - continued
(Sanctuary Apts Proj.) Series A, 0.07% 12/6/13, LOC Fannie Mae, VRDN (c)(f)	$ 16,120	$ 16,120
Broward County Port Facilities Rev. (Port Everglades Proj.) Series 2008, 0.1% 12/6/13, LOC Bank of Nova Scotia, VRDN (c)(f)	8,220	8,220
Collier County Health Facilities Auth. Health Facilities Rev. (Moorings, Inc. Proj.) Series 2008, 0.06% 12/6/13, LOC JPMorgan Chase Bank, VRDN (c)	16,065	16,065
Collier County Hsg. Fin. Auth. Multi-family Rev.:
(Sawgrass Pines Apts. Proj.) 0.07% 12/6/13, LOC Fannie Mae, VRDN (c)(f)	6,800	6,800
(Summer Lakes Phase II Apts. Proj.) 0.08% 12/6/13, LOC Citibank NA, VRDN (c)(f)	17,970	17,970
Florida Board of Ed. Pub. Ed. Cap. Outlay Participating VRDN:
Series BA 08 1059, 0.07% 12/6/13 (Liquidity Facility Bank of America NA) (c)(g)	4,165	4,165
Series EGL 07 48, 0.05% 12/6/13 (Liquidity Facility Citibank NA) (c)(g)	21,445	21,445
Series Putters 3834 Z, 0.06% 12/6/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	9,000	9,000
Series ROC II R 11884X, 0.05% 12/6/13 (Liquidity Facility Citibank NA) (c)(g)	13,600	13,600
Florida Dept. of Trans. Tpk. Rev. Participating VRDN Series Solar 07 30, 0.05% 12/6/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	22,000	22,000
Florida Hsg. Fin. Agcy. Rev.:
(Bainbridge Club Apt. Proj.) Series M, 0.08% 12/6/13, LOC Fannie Mae, VRDN (c)(f)	5,270	5,270
(Banyan Bay Apts. Proj.) Series 1995 M, 0.08% 12/6/13, LOC Fannie Mae, VRDN (c)(f)	8,350	8,350
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev.:
(Avalon Reserve Apts. Proj.) Series 2003 R1, 0.07% 12/6/13, LOC Fannie Mae, VRDN (c)(f)	14,370	14,370
(Clarcona Groves Apts. Proj.) Series A, 0.08% 12/6/13, LOC Citibank NA, VRDN (c)(f)	8,700	8,700
(Collins Cove Sr. Apts. Proj.) Series 2003 W, 0.08% 12/6/13, LOC Citibank NA, VRDN (c)(f)	5,300	5,300
(Grande Court at North Port Apts. Proj.) Series 2004 E, 0.07% 12/6/13, LOC Fannie Mae, VRDN (c)(f)	5,500	5,500
(Hunters Run Apts. Proj.) Series G, 0.07% 12/6/13, LOC Fannie Mae, VRDN (c)(f)	7,800	7,800
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev.: - continued
(Lynn Lake Apts. Proj.) Series B1, 0.07% 12/6/13, LOC Freddie Mac, VRDN (c)(f)	$ 20,210	$ 20,210
(Mill Creek Apts. Proj.) Series 2004 K, 0.07% 12/6/13, LOC Fannie Mae, VRDN (c)(f)	14,400	14,400
(Pinnacle Grove Apts. Proj.) Series 2003 A, 0.07% 12/6/13, LOC Fannie Mae, VRDN (c)(f)	7,450	7,450
(Riverwalk I Apts. Proj.) Series 2008 E, 0.06% 12/6/13, LOC Freddie Mac, VRDN (c)(f)	4,955	4,955
(Savannah Springs Apts. Proj.) Series G, 0.09% 12/6/13, LOC Citibank NA, VRDN (c)(f)	6,975	6,975
(Sterling Palms Apts. Proj.) Series F, 0.07% 12/6/13, LOC Fannie Mae, VRDN (c)(f)	14,170	14,170
(Victoria Park Apts. Proj.) Series 2002 J, 0.05% 12/6/13, LOC Fannie Mae, VRDN (c)	2,200	2,200
Florida Hsg. Fin. Corp. Rev.:
(Tuscany Lakes Apts. Proj.) Series 2002 K1, 0.1% 12/6/13, LOC Fannie Mae, VRDN (c)(f)	4,000	4,000
(Valencia Village Apts. Proj.) Series G, 0.07% 12/6/13, LOC Fannie Mae, VRDN (c)(f)	11,450	11,450
(Waterford Pointe Apts. Proj.) Series 2000 E1, 0.07% 12/6/13, LOC Fannie Mae, VRDN (c)(f)	8,155	8,155
Florida Muni. Pwr. Agcy. Rev. (All-Requirements Pwr. Supply Proj.) Series 2008 C, 0.05% 12/2/13, LOC Bank of America NA, VRDN (c)	13,750	13,750
Fort Myers Util. Sys. Rev. Participating VRDN Series Solar 06 53, 0.05% 12/6/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	12,505	12,505
Highlands County Health Facilities Auth. Rev. Participating VRDN Series ROC II R 11830, 0.07% 12/6/13 (Liquidity Facility Citibank NA) (c)(g)	10,875	10,875
Hillsborough County Hsg. Fin. Auth. Multi-family Rev.:
(Claymore Crossings Apt. Proj.) Series 2005, 0.08% 12/6/13, LOC Citibank NA, VRDN (c)(f)	10,655	10,655
(Grande Oaks Apts. Proj.) Series A, 0.07% 12/6/13, LOC Fannie Mae, VRDN (c)(f)	7,100	7,100
(Hunters Run Apts. Proj.) Series 2002 A, 0.07% 12/6/13, LOC Fannie Mae, VRDN (c)(f)	8,280	8,280
(Meridian Pointe Apts. Proj.) Series 2005, 0.08% 12/6/13, LOC Citibank NA, VRDN (c)(f)	11,600	11,600
(Mobley Park Apts. Proj.) Series A, 0.07% 12/6/13, LOC Freddie Mac, VRDN (c)(f)	7,290	7,290
(Morgan Creek Apts. Proj.) Series 2003, 0.07% 12/6/13, LOC Fannie Mae, VRDN (c)(f)	12,700	12,700
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Hillsborough County Hsg. Fin. Auth. Multi-family Rev.: - continued
(Royal Palm Key Apts. Proj.) Series 2002, 0.07% 12/6/13, LOC Fannie Mae, VRDN (c)(f)	$ 8,780	$ 8,780
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev. (Vigo Importing Co. Proj.) Series 1996, 0.41% 12/6/13, LOC Bank of America NA, VRDN (c)(f)	405	405
Jacksonville Econ. Dev. Commission Indl. Dev. Rev. (STI Proj.) Series 2002, 0.2% 12/6/13, LOC Bank of America NA, VRDN (c)(f)	7,350	7,350
Jacksonville Elec. Auth. Elec. Sys. Rev. Participating VRDN Series BA 09 1209X, 0.1% 12/6/13 (Liquidity Facility Bank of America NA) (c)(g)	5,310	5,310
Jacksonville Hsg. Fin. Auth. Multi-family Hsg. Rev. (Brookwood Forest Apts. Proj.) 0.07% 12/6/13, LOC Fannie Mae, VRDN (c)(f)	9,000	9,000
Jacksonville Port Auth. Rev. (Mitsui O.S.K. Lines Ltd. Proj.) 0.05% 12/6/13, LOC Sumitomo Mitsui Banking Corp., VRDN (c)(f)	77,840	77,840
Lee County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Univ. Club Apts. Proj.) Series A, 0.1% 12/6/13, LOC Fannie Mae, VRDN (c)(f)	7,500	7,500
Lee Memorial Health Sys. Hosp. Rev. Series 2009 C, 0.08% 12/6/13, LOC JPMorgan Chase Bank, VRDN (c)	6,340	6,340
Miami-Dade County Hsg. Fin. Auth. Multi-family Mtg. Rev. (22nd Avenue Apts., 183rd Street Apts. & 187th Street Apts. Proj.) Series 2003 3, 0.08% 12/6/13, LOC Citibank NA, VRDN (c)(f)	15,400	15,400
Miami-Dade County Indl. Dev. Auth. Rev. (Tarmac America Proj.) Series 2004, 0.1% 12/6/13, LOC Bank of America NA, VRDN (c)(f)	10,600	10,600
Ocean Hwy. & Port Auth. Rev. 0.11% 12/6/13, LOC Wells Fargo Bank NA, VRDN (c)(f)	4,500	4,500
Orange County Health Facilities Auth. Rev. (The Nemours Foundation Proj.) Series 2009 B, 0.07% 12/6/13, LOC Bank of America NA, VRDN (c)	26,010	26,010
Orange County Hsg. Fin. Auth. Multi-family Rev.:
(Alta Westgate Apts. Proj.) Series C, 0.08% 12/6/13, LOC Citibank NA, VRDN (c)(f)	12,760	12,760
(Glenn Millenia Proj.) Series 2001 C, 0.07% 12/6/13, LOC Fannie Mae, VRDN (c)(f)	3,400	3,400
(Osprey Ridge Apts. Proj.) Series 2000 H, 0.07% 12/6/13, LOC Fannie Mae, VRDN (c)(f)	7,260	7,260
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Osceola County Hsg. Fin. Auth. Multi-family Rev. (Regatta Bay Apts. Proj.) Series A, 0.07% 12/6/13, LOC Fannie Mae, VRDN (c)(f)	$ 12,920	$ 12,920
Palm Beach County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Renaissance Apts. Proj.) 0.07% 12/6/13, LOC Fannie Mae, VRDN (c)(f)	20,600	20,600
Palm Beach County Rev.:
(Benjamin Private School Proj.) 0.06% 12/6/13, LOC Northern Trust Co., VRDN (c)	5,745	5,745
(Hospice of Palm Beach Proj.) Series 2001, 0.06% 12/6/13, LOC Northern Trust Co., VRDN (c)	3,000	3,000
(Raymond F. Kravis Ctr. Proj.) Series 2002, 0.05% 12/6/13, LOC Northern Trust Co., VRDN (c)	3,145	3,145
(Saint Andrew's School of Boca Raton, Inc. Proj.) Series 2007, 0.08% 12/6/13, LOC Bank of America NA, VRDN (c)	9,800	9,800
(The Norton Gallery and School of Arts, Inc. Proj.) Series 2000, 0.16% 12/6/13, LOC Bank of America NA, VRDN (c)	11,400	11,400
Palm Beach County Solid Waste Auth. Rev. Participating VRDN Series ROC II 14003, 0.05% 12/6/13 (Liquidity Facility Citibank NA) (c)(g)	6,400	6,400
Palm Beach County Wtr. & Swr. Rev. Participating VRDN Series Putters 2622, 0.06% 12/6/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	1,000	1,000
Pasco County School Board Ctfs. of Prtn. Series 2008 C, 0.06% 12/6/13, LOC Bank of America NA, VRDN (c)	67,950	67,950
Pinellas County Health Facilities Auth. Rev.:
(BayCare Health Sys. Proj.) Series 2009 A3, 0.05% 12/6/13, LOC Wells Fargo Bank NA, VRDN (c)	20,375	20,375
(Suncoast Hospice Proj.) Series 2004, 0.05% 12/6/13, LOC Wells Fargo Bank NA, VRDN (c)	13,565	13,565
Polk County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Cambridge Cove Apts. Proj.) Series 2001, 0.07% 12/6/13, LOC Fannie Mae, VRDN (c)(f)	7,700	7,700
RBC Muni. Products, Inc. Trust Participating VRDN Series RBC E 43, 0.05% 12/6/13 (Liquidity Facility Royal Bank of Canada) (c)(g)	17,600	17,600
Sunshine State Govt. Fing. Commission Rev. (Miami-Dade County Prog.):
Series 2010 A, 0.06% 12/6/13, LOC JPMorgan Chase Bank, VRDN (c)	44,750	44,750
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Sunshine State Govt. Fing. Commission Rev. (Miami-Dade County Prog.): - continued
Series 2010 B, 0.06% 12/6/13, LOC JPMorgan Chase Bank, VRDN (c)	$ 59,550	$ 59,550
Series 2011 C, 0.06% 12/6/13, LOC JPMorgan Chase Bank, VRDN (c)	20,500	20,500
		924,605
Georgia - 1.9%
Atlanta Urban Residential Fin. Auth. Multi-family Hsg. Rev.:
(Capitol Gateway Apts. Proj.) Series 2005, 0.07% 12/6/13, LOC Fannie Mae, VRDN (c)(f)	8,475	8,475
(Carver Redev. Proj.) Series 2000, 0.23% 12/6/13, LOC Fannie Mae, VRDN (c)(f)	3,815	3,815
(Collegetown at Harris Homes Phase I Proj.) Series 2003, 0.07% 12/6/13, LOC Fannie Mae, VRDN (c)(f)	7,230	7,230
Bartow County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Bowen Proj.) Second Series 1998, 0.08% 12/2/13, VRDN (c)(f)	11,400	11,400
Bulloch County Dev. Auth. Indl. Dev. Rev. (Gold Kist, Inc. Proj.) Series 1995, 0.2% 12/6/13, LOC Wells Fargo Bank NA, VRDN (c)(f)	4,000	4,000
Burke County Indl. Dev. Auth. Poll. Cont. Rev.:
(Georgia Pwr. Co. Plant Vogtle Proj.) Second Series 1995, 0.08% 12/2/13, VRDN (c)	22,970	22,970
(Oglethorpe Pwr. Corp. Proj.) Series 2010 A, 0.07% 12/6/13, LOC Bank of America NA, VRDN (c)	46,800	46,800
Canton Hsg. Auth. Multi-family Hsg. Rev. (Alta Ridgewalk Apts. Proj.) Series 2003, 0.07% 12/6/13, LOC Freddie Mac, VRDN (c)(f)	20,450	20,450
Clarke County Indl. Dev. Auth. Hosp. Facilities Rev. Participating VRDN Series Solar 07 31, 0.05% 12/6/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	16,110	16,110
Cobb County Kennestone Hosp. Auth. Rev. (WellStar Health Sys. Proj.) Series 2005 A, 0.08% 12/6/13, LOC Bank of America NA, VRDN (c)	44,400	44,400
Covington Hsg. Auth. Multi-family Rev. (Wellington Ridge Apt. Proj.) 0.07% 12/6/13, LOC Freddie Mac, VRDN (c)(f)	8,900	8,900
DeKalb County Hsg. Auth. Multi-family Hsg. Rev. (Eagles Trace Apts. Proj.) Series 1996, 0.07% 12/6/13, LOC Fannie Mae, VRDN (c)(f)	7,150	7,150
Gwinnett County Dev. Auth. Indl. Dev. Rev. (Curtis 1000, Inc. Proj.) Series 1996, 0.1% 12/6/13, LOC Wells Fargo Bank NA, VRDN (c)(f)	6,460	6,460
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Gwinnett County Hsg. Auth. Multi-family Hsg. Rev. (Herrington Woods Apt. Proj.) Series 1996 A, 0.07% 12/6/13, LOC Fannie Mae, VRDN (c)(f)	$ 10,235	$ 10,235
Gwinnett County Wtr. & Swr. Auth. Rev. Participating VRDN Series ROC II R 11910, 0.06% 12/6/13 (Liquidity Facility Citibank NA) (c)(g)	4,115	4,115
Heard County Dev. Auth. Poll. Cont. Rev. (Oglethorpe Pwr. Corp. Scherer Proj.) Series 2009 A, 0.06% 12/6/13, LOC JPMorgan Chase Bank, VRDN (c)	3,600	3,600
Kennesaw Dev. Auth. Multi-family Hsg. Rev. (Alta Ridenour Apts. Proj.) Series 2008, 0.07% 12/6/13, LOC Freddie Mac, VRDN (c)(f)	7,350	7,350
Loganville Hsg. Auth. Multi-family Hsg. Rev. (Alexander Crossing Apt. Proj.) 0.08% 12/6/13, LOC Freddie Mac, VRDN (c)(f)	15,555	15,555
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series 2010 A, 0.05% 12/6/13 (Liquidity Facility Royal Bank of Canada), VRDN (c)	71,840	71,840
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Series 2000 B, 0.05% 12/6/13, LOC PNC Bank NA, VRDN (c)	43,785	43,785
Monroe County Dev. Auth. Poll. Cont. Rev.:
(Oglethorpe Pwr. Corp. Proj.) Series 2009 B, 0.05% 12/6/13, LOC JPMorgan Chase Bank, VRDN (c)	25,000	25,000
(Oglethorpe Pwr. Corp. Scherer Proj.) Series 2009 A, 0.05% 12/6/13, LOC JPMorgan Chase Bank, VRDN (c)	10,940	10,940
Newnan Dev. Auth. Multi-family Hsg. Rev. (The Club at Newnan Crossing Proj.) 0.07% 12/6/13, LOC Fannie Mae, VRDN (c)(f)	9,600	9,600
Private Colleges & Univs. Auth. Rev. Participating VRDN:
Series BC 13 20U, 0.07% 12/6/13 (Liquidity Facility Barclays Bank PLC) (c)(g)	4,000	4,000
Series WF 11 32C, 0.06% 12/6/13 (Liquidity Facility Wells Fargo Bank NA) (c)(g)	5,800	5,800
Series WF 11 95C, 0.06% 12/6/13 (Liquidity Facility Wells Fargo Bank NA) (c)(g)	4,715	4,715
Richmond County Dev. Auth. Rev. (MCG Health, Inc. Proj.) Series 2008 A, 0.06% 12/6/13, LOC JPMorgan Chase Bank, VRDN (c)	59,585	59,585
Roswell Hsg. Auth. Multi-family Hsg. Rev. (Azalea Park Apts. Proj.) Series 1996, 0.05% 12/6/13, LOC Fannie Mae, VRDN (c)	1,400	1,400
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Savannah Econ. Dev. Auth. Rev. (Home Depot, Inc. Proj.) Series 1995 A, 0.18% 12/6/13, VRDN (c)(f)	$ 57,400	$ 57,400
Sugar Hill Hsg. Auth. Multi-family Rev. (Level Creek Apts. Proj.) Series 1997, 0.07% 12/6/13, LOC Citibank NA, VRDN (c)(f)	11,290	11,290
		554,370
Hawaii - 0.2%
Eclipse Fdg. Trust Various States Participating VRDN Series Solar 12 14, 0.05% 12/6/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	14,275	14,275
Hawaii Dept. of Budget & Fin. Spl. Purp. Rev. (Queen's Health Sys. Proj.):
Series 2009 A, 0.06% 12/6/13, LOC Bank of America NA, VRDN (c)	16,080	16,080
Series 2009 B, 0.06% 12/6/13, LOC Bank of America NA, VRDN (c)	10,810	10,810
Hawaii Gen. Oblig. Participating VRDN:
Series MT 4718, 0.08% 12/6/13 (Liquidity Facility Bank of America NA) (c)(g)	1,340	1,340
Series Putters 4007, 0.06% 12/6/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	6,665	6,665
Hawaii State Hsg. Fin. & Dev. Corp. Rev. (Lokahi Kau Apts. Proj.) Series 2008, 0.05% 12/6/13, LOC Freddie Mac, VRDN (c)	6,160	6,160
Honolulu City and County Wastewtr. Sys. Participating VRDN Series ROC II R 11989, 0.05% 12/6/13 (Liquidity Facility Citibank NA) (c)(g)	4,005	4,005
		59,335
Idaho - 0.2%
Idaho Hsg. & Fin. Assoc. Single Family Mtg.:
(Single Family Mtg. Proj.):
Series 2001 A, 0.07% 12/6/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	5,945	5,945
Series 2001 E, 0.07% 12/6/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	5,355	5,355
Series 2000 F, 0.07% 12/6/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	3,665	3,665
Series 2001 B, 0.07% 12/6/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	3,755	3,755
Series 2001 C, 0.07% 12/6/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	5,715	5,715
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Idaho - continued
Idaho Hsg. & Fin. Assoc. Single Family Mtg.: - continued
Series 2001 D1, 0.07% 12/6/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	$ 1,000	$ 1,000
Series 2002 C, 0.07% 12/6/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	6,210	6,210
Series 2002, 0.07% 12/6/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	8,650	8,650
Series 2004 A, 0.07% 12/6/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	5,700	5,700
		45,995
Illinois - 3.8%
Carol Stream Multi-family Rev. (Saint Charles Square Proj.) Series 1997, 0.09% 12/6/13, LOC Fannie Mae, VRDN (c)(f)	1,800	1,800
Chicago Board of Ed. Series 2000 B, 0.05% 12/6/13, LOC Wells Fargo Bank NA, VRDN (c)	23,000	23,000
Chicago Gen. Oblig. Letter of Cr. Enhanced Participating VRDN Series Solar 06 38, 0.1% 12/6/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	7,595	7,595
Chicago Indl. Dev. Rev. (Chicago Scenic Studios, Inc. Proj.) Series 2000, 0.16% 12/6/13, LOC BMO Harris Bank NA, VRDN (c)(f)	2,595	2,595
Chicago Metropolitan Wtr. Reclamation District Greater Chicago Participating VRDN:
Series Putters 4360, 0.06% 12/6/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	5,000	5,000
Series Solar 06 75, 0.05% 12/6/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	19,740	19,740
Chicago O'Hare Int'l. Arpt. Rev. Series 2005 D, 0.05% 12/6/13, LOC Barclays Bank PLC, VRDN (c)	60,900	60,900
Chicago Park District Gen. Oblig. Participating VRDN Series ROC II R 11935, 0.05% 12/6/13 (Liquidity Facility Citibank NA) (c)(g)	9,375	9,375
Chicago Wtr. Rev.:
Series 2004 A1, 0.12% 12/6/13, LOC California Pub. Employees Retirement Sys., VRDN (c)	85,540	85,540
Series 2004 A2, 0.12% 12/6/13, LOC California Pub. Employees Retirement Sys., VRDN (c)	57,970	57,970
Series 2004 A3, 0.09% 12/6/13, LOC State Street Bank & Trust Co., Boston, VRDN (c)	20,260	20,260
Illinois Dev. Fin. Auth. Indl. Dev. Rev.:
(Delta-Unibus Corp. Proj.) Series 2001, 0.2% 12/6/13, LOC Bank of America NA, VRDN (c)(f)	3,200	3,200
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Dev. Fin. Auth. Indl. Dev. Rev.: - continued
(Mapes & Sprowl Steel Ltd. Proj.) Series 1996 A, 0.31% 12/2/13, LOC BMO Harris Bank NA, VRDN (c)(f)	$ 452	$ 452
(R&R Enterprises 2nd Proj.) Series 1999 A, 0.16% 12/6/13, LOC BMO Harris Bank NA, VRDN (c)(f)	2,140	2,140
Illinois Dev. Fin. Auth. Rev. (Rich Prods. Corp. Proj.) Series 1998, 0.11% 12/6/13, LOC HSBC Bank U.S.A., NA, VRDN (c)(f)	7,825	7,825
Illinois Edl. Facilities Auth. Rev. (Field Museum of Natural History Proj.) Series 2000, 0.06% 12/6/13, LOC JPMorgan Chase Bank, VRDN (c)	14,900	14,900
Illinois Fin. Auth. Multi-family Rev. (Hidden Glen Apts. Proj.) Series 2007, 0.06% 12/6/13, LOC U.S. Bank NA, Cincinnati, VRDN (c)(f)	7,070	7,070
Illinois Fin. Auth. Rev.:
(Chicago Symphony Orchestra Proj.) Series 2008, 0.05% 12/6/13, LOC U.S. Bank NA, Cincinnati, VRDN (c)	19,540	19,540
(Children's Memorial Hosp. Proj.) Series 2008 D, 0.05% 12/6/13, LOC JPMorgan Chase Bank, VRDN (c)	4,250	4,250
(Edward Hosp. Obligated Group Proj.):
Series 2008 B1, 0.07% 12/6/13, LOC JPMorgan Chase Bank, VRDN (c)	36,200	36,200
Series 2008 B2, 0.07% 12/6/13, LOC JPMorgan Chase Bank, VRDN (c)	38,400	38,400
Series 2009 A, 0.07% 12/6/13, LOC Bank of America NA, VRDN (c)	24,500	24,500
(Little Co. of Mary Hosp. Proj.):
Series 2008 A, 0.05% 12/6/13, LOC JPMorgan Chase Bank, VRDN (c)	37,415	37,415
Series 2008 B, 0.05% 12/6/13, LOC JPMorgan Chase Bank, VRDN (c)	11,600	11,600
(Museum of Science & Industry Proj.):
Series 2009 A, 0.06% 12/6/13, LOC Bank of America NA, VRDN (c)	15,500	15,500
Series 2009 C, 0.06% 12/6/13, LOC PNC Bank NA, VRDN (c)	12,870	12,870
Series 2009 D, 0.06% 12/6/13, LOC Northern Trust Co., VRDN (c)	15,500	15,500
(Northwest Cmnty. Hosp. Proj.):
Series 2008 B, 0.05% 12/6/13, LOC JPMorgan Chase Bank, VRDN (c)	11,620	11,620
Series 2008 C, 0.05% 12/6/13, LOC JPMorgan Chase Bank, VRDN (c)	7,000	7,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
(Rockford Mem. Hosp. Proj.) 0.05% 12/6/13, LOC JPMorgan Chase Bank, VRDN (c)	$ 50,400	$ 50,400
(Rush Univ. Med. Ctr. Proj.) Series 2008 A, 0.06% 12/6/13, LOC Northern Trust Co., VRDN (c)	7,700	7,700
(Saint Xavier Univ. Proj.) Series 2008, 0.08% 12/6/13, LOC Bank of America NA, VRDN (c)	9,570	9,570
(Swedish Covenant Hosp. Proj.) Series 2008 A, 0.06% 12/6/13, LOC PNC Bank NA, VRDN (c)	7,300	7,300
Participating VRDN:
Series BA 08 1137, 0.07% 12/6/13 (Liquidity Facility Bank of America NA) (c)(g)	12,855	12,855
Series EGL 06 115, 0.05% 12/6/13 (Liquidity Facility Citibank NA) (c)(g)	5,445	5,445
Series MS 3332, 0.05% 12/6/13 (Liquidity Facility Cr. Suisse) (c)(g)	12,000	12,000
Series Putters 3174, 0.06% 12/6/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	15,620	15,620
Series Putters 3378, 0.06% 12/6/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	11,200	11,200
Series Putters 3435, 0.06% 12/6/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	2,105	2,105
0.07% 12/6/13 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(g)	3,300	3,300
Series 2009 B, 0.05% 12/6/13, LOC JPMorgan Chase Bank, VRDN (c)	15,500	15,500
Series 2011 B, 0.06% 12/6/13, LOC PNC Bank NA, VRDN (c)	10,220	10,220
Illinois Gen. Oblig.:
Series 2003 B, 0.07% 12/6/13, LOC JPMorgan Chase Bank, VRDN (c)	32,800	32,800
Series 2003 B3, 0.06% 12/6/13, LOC Wells Fargo Bank NA, VRDN (c)	17,100	17,100
Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev.:
(Lakeshore Plaza Proj.) Series 2008 B, 0.06% 12/6/13, LOC JPMorgan Chase Bank, VRDN (c)	30,585	30,585
(Prairie Station Apts. Proj.) 0.06% 12/6/13, LOC Fannie Mae, VRDN (c)(f)	17,900	17,900
(Valley View Apts. Proj.) 0.06% 12/6/13, LOC U.S. Bank NA, Cincinnati, VRDN (c)(f)	11,010	11,010
0.05% 12/6/13, LOC Freddie Mac, VRDN (c)	11,600	11,600
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2007 A-2A, 0.05% 12/6/13, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (c)	$ 17,000	$ 17,000
Series 2007 A1, 0.06% 12/6/13, LOC Citibank NA, VRDN (c)	112,000	112,000
Lake County Multi-family Hsg. Rev. (Whispering Oaks Apts. Proj.) Series 2008, 0.05% 12/6/13, LOC Freddie Mac, VRDN (c)	16,650	16,650
Lake County Solid Waste Disp. Facilities Rev. (Countryside Landfill, Inc. Proj.) Series B, 0.11% 12/6/13, LOC JPMorgan Chase Bank, VRDN (c)(f)	4,320	4,320
Lisle Village Multi-family Hsg. Rev. (Devonshire of Lisle Proj.) Series 1991, 0.09% 12/6/13, LOC Freddie Mac, VRDN (c)(f)	6,000	6,000
Metropolitan Pier & Exposition Participating VRDN:
Series MS 3220, 0.05% 12/6/13 (Liquidity Facility Cr. Suisse) (c)(g)	27,900	27,900
Series MS 3297, 0.05% 12/6/13 (Liquidity Facility Cr. Suisse) (c)(g)	2,600	2,600
Series Putters 3861, 0.08% 12/6/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	28,500	28,500
Series RBC O 42, 0.05% 12/6/13 (Liquidity Facility Royal Bank of Canada) (c)(g)	5,000	5,000
Palos Hills Multi-family Hsg. Rev. (Green Oaks Proj.) Series 1998, 0.1% 12/6/13, LOC Fannie Mae, VRDN (c)(f)	14,300	14,300
		1,082,237
Indiana - 1.4%
Eclipse Fdg. Trust Custody Rpt. Various States Participating VRDN Series Solar 07 26, 0.05% 12/6/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	13,435	13,435
Elkhart County Hosp. Auth. Rev. (Elkhart Gen. Hosp. Proj.) Series 2008, 0.07% 12/6/13, LOC JPMorgan Chase Bank, VRDN (c)	21,390	21,390
Elkhart County Multi-family Hsg. Rev. (Pedcor Investments Proj.) Series 2000, 0.09% 12/6/13, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (c)(f)	7,333	7,333
Hammond Swr. & Solid Waste Disp. Rev. (Cargill, Inc. Proj.) 0.07% 12/6/13, VRDN (c)(f)	39,000	39,000
Indiana Dev. Fin. Auth. Econ. (Archer-Daniels-Midland Co. Proj.) Series 2012, 0.07% 12/6/13 (Archer Daniels Midland Co. Guaranteed), VRDN (c)	12,000	12,000
Indiana Dev. Fin. Auth. Envir. Rev. (Duke Energy Indiana, Inc. Proj.) Series 2009 A3, 0.06% 12/6/13, LOC Mizuho Corporate Bank Ltd., VRDN (c)	32,450	32,450
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Dev. Fin. Auth. Poll. Cont. Rev. (Southern Indiana Gas and Elec. Co. Proj.) Series 1998 A, 0.06% 12/6/13, LOC JPMorgan Chase Bank, VRDN (c)	$ 16,000	$ 16,000
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2002 B, 0.07% 12/6/13, LOC JPMorgan Chase Bank, VRDN (c)(f)	14,000	14,000
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.):
Series 2008 B, 0.06% 12/6/13, LOC JPMorgan Chase Bank, VRDN (c)	40,590	40,590
Series 2008 E, 0.05% 12/6/13, LOC Bank of America NA, VRDN (c)	32,700	32,700
Series 2008 H, 0.06% 12/6/13, LOC JPMorgan Chase Bank, VRDN (c)	33,995	33,995
Series 2008 I, 0.05% 12/6/13, LOC Wells Fargo Bank NA, VRDN (c)	8,000	8,000
Indiana Fin. Auth. Hosp. Rev. Series 2011 A, 0.06% 12/6/13, LOC JPMorgan Chase Bank, VRDN (c)	15,550	15,550
Indiana Fin. Auth. Rev.:
(DePauw Univ. Proj.) Series 2008 B, 0.04% 12/6/13, LOC PNC Bank NA, VRDN (c)	5,360	5,360
Series 2008, 0.06% 12/6/13, LOC JPMorgan Chase Bank, VRDN (c)	14,420	14,420
Indiana Health & Edl. Facilities Fing. Auth. Rev. Participating VRDN Series Solar 07 63, 0.05% 12/6/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	14,915	14,915
Indianapolis Econ. Dev. Rev. (Pine Glen Apts. Proj.) 0.08% 12/6/13, LOC Fed. Home Ln. Bank, Cincinnati, VRDN (c)(f)	6,065	6,065
Knox Econ. Dev. Rev. (Toll IN LLC Proj.) 0.1% 12/6/13, LOC Bank of America NA, VRDN (c)(f)	9,435	9,435
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.) Series 2008 H, 0.06% 12/6/13, LOC Bank of Nova Scotia, VRDN (c)	4,000	4,000
Marion Econ. Dev. Rev. (Indiana Wesleyan Univ. Proj.) Series 2006, 0.08% 12/6/13, LOC Bank of America NA, VRDN (c)	15,000	15,000
RBC Muni. Products, Inc. Trust Participating VRDN Series RBC E 23, 0.05% 12/6/13 (Liquidity Facility Royal Bank of Canada) (c)(g)	20,500	20,500
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Saint Joseph County Hosp. Auth. Health Sys. Rev. (Memorial Health Sys. Proj.) Series 2008 A, 0.06% 12/6/13, LOC JPMorgan Chase Bank, VRDN (c)	$ 31,765	$ 31,765
Warrick County Poll. Cont. Rev. (Southern Indiana Gas and Elec. Co. Proj.) Series 1985 A, 0.06% 12/6/13, LOC JPMorgan Chase Bank, VRDN (c)	9,775	9,775
		417,678
Iowa - 0.2%
Iowa Fin. Auth. Series 2005 C, 0.07% 12/6/13 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (c)(f)	6,260	6,260
Iowa Fin. Auth. Health Facilities Rev. Series 2013 B2, 0.04% 12/6/13, LOC Union Bank NA, VRDN (c)	7,500	7,500
Iowa Fin. Auth. Poll. Cont. Facility Rev. (MidAmerican Energy Proj.) Series 2008 B, 0.09% 12/6/13, VRDN (c)	14,000	14,000
Iowa Fin. Auth. Solid Disp. Waste Rev. (MidAmerican Energy Proj.) Series 2008 A, 0.1% 12/6/13, VRDN (c)(f)	3,100	3,100
Iowa Fin. Auth. Wellness Facilities Rev. (Cmnty. Y of Marshalltown Proj.) Series 2001, 0.06% 12/6/13, LOC Northern Trust Co., VRDN (c)	5,600	5,600
Iowa Higher Ed. Ln. Auth. Rev. (Univ. of Dubuque Proj.):
Series 2004, 0.07% 12/2/13, LOC Fifth Third Bank, Cincinnati, VRDN (c)	2,260	2,260
Series 2007, 0.07% 12/2/13, LOC Fifth Third Bank, Cincinnati, VRDN (c)	4,000	4,000
		42,720
Kansas - 0.1%
Chanute Indl. Dev. Rev. (Ash Grove Cement Co. Proj.) Series 2000, 0.1% 12/6/13, LOC Bank of America NA, VRDN (c)(f)	25,100	25,100
Lenexa Multi-family Hsg. Rev. (Meadows Apts. Proj.) Series A, 0.07% 12/6/13, LOC Fannie Mae, VRDN (c)(f)	14,630	14,630
		39,730
Kentucky - 1.5%
Boyd County Sewage & Solid Waste Rev. (Air Products and Chemicals, Inc. Proj.) Series 2003, 0.06% 12/6/13, VRDN (c)(f)	8,500	8,500
Carroll County Envir. Facilities Rev. (Kentucky Utils. Co. Proj.):
Series 2004 A, 0.06% 12/6/13, LOC Sumitomo Mitsui Banking Corp., VRDN (c)(f)	40,000	40,000
Series 2006 B, 0.06% 12/6/13, LOC Sumitomo Mitsui Banking Corp., VRDN (c)(f)	35,000	35,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Kentucky - continued
Carroll County Envir. Facilities Rev. (Kentucky Utils. Co. Proj.): - continued
Series 2008 A, 0.06% 12/6/13, LOC Sumitomo Mitsui Banking Corp., VRDN (c)(f)	$ 77,947	$ 77,947
Daviess County Exempt Facilities Rev. (Kimberly-Clark Tissue Co. Proj.) Series 1999, 0.08% 12/6/13 (Kimberly-Clark Corp. Guaranteed), VRDN (c)(f)	4,870	4,870
Daviess County Solid Waste Disp. Facilities Rev. (Scott Paper Co. Proj.):
Series 1993 A, 0.08% 12/6/13 (Kimberly-Clark Corp. Guaranteed), VRDN (c)(f)	67,250	67,250
Series 1993 B, 0.08% 12/6/13 (Kimberly-Clark Corp. Guaranteed), VRDN (c)(f)	37,700	37,700
Elizabethtown Indl. Bldg. Rev. (Altec Industries, Inc. Proj.) Series 1997, 0.12% 12/6/13, LOC Wells Fargo Bank NA, VRDN (c)(f)	5,000	5,000
Henderson County Indl. Dev. Auth. (Pittsburg Tank & Tower Co. Proj.) 0.07% 12/6/13, LOC U.S. Bank NA, Cincinnati, VRDN (c)(f)	100	100
Kentucky Econ. Dev. Fin. Auth. Rev. Series 2005 B, 0.06% 12/6/13, LOC Branch Banking & Trust Co., VRDN (c)	14,900	14,900
Kentucky Higher Ed. Student Ln. Corp. Rev. Series 2008 A1, 0.07% 12/6/13, LOC State Street Bank & Trust Co., Boston, VRDN (c)(f)	18,700	18,700
Kentucky Hsg. Corp. Conduit Multi-family Mtg. Rev. (Gleneagles Apts. Proj.) 0.07% 12/6/13, LOC Fannie Mae, VRDN (c)(f)	9,400	9,400
Kentucky Hsg. Corp. Multi-family Rev. (Canterbury Southgate Hsg. Proj.) 0.06% 12/6/13, LOC Freddie Mac, VRDN (c)(f)	12,565	12,565
Kentucky Muni. Pwr. Agcy. Pwr. Sys. Rev. Participating VRDN Series Solar 07 107, 0.05% 12/6/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	20,410	20,410
Larue County Indl. Dev. Rev. (CMH Hodgenville, Inc. Proj.) Series 2000, 0.09% 12/6/13, LOC U.S. Bank NA, Cincinnati, VRDN (c)(f)	6,000	6,000
Logan County Solid Waste Disp. (Waste Mgmt. of Kentucky LLC Proj.) 0.09% 12/6/13, LOC PNC Bank NA, VRDN (c)(f)	1,450	1,450
Louisville & Jefferson County Series 2011 A, 0.05% 12/6/13, LOC JPMorgan Chase Bank, VRDN (c)	19,400	19,400
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. Participating VRDN Series Solar 06 87, 0.05% 12/6/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	13,400	13,400
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Kentucky - continued
Louisville & Jefferson County Reg'l. Arpt. Auth. Spl. Facilities Rev. (UPS Worldwide Forwarding, Inc. Proj.) Series 1999 B, 0.08% 12/2/13 (United Parcel Svc. of America Guaranteed), VRDN (c)(f)	$ 3,000	$ 3,000
Mercer County Solid Waste Disp. Facility Rev. (Kentucky Utils. Co. Proj.) Series 2000 A, 0.05% 12/6/13, LOC Sumitomo Mitsui Banking Corp., VRDN (c)(f)	12,900	12,900
Minor Lane Heights Solid Waste Disp. Rev. (Waste Mgmt. of Kentucky, LLC Proj. D) Series 2003, 0.09% 12/6/13, LOC PNC Bank NA, VRDN (c)(f)	11,000	11,000
		419,492
Louisiana - 1.4%
East Baton Rouge Parish Pub. Impt. Sales Tax Rev. Series 2008 A, 0.07% 12/6/13, LOC JPMorgan Chase Bank, VRDN (c)	63,640	63,640
Louisiana Gas & Fuel Tax Rev. Participating VRDN:
Series Putters 3806, 0.06% 12/6/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	9,990	9,990
Series Solar 06 133, 0.06% 12/6/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	6,840	6,840
Louisiana Hsg. Fin. Auth. Multi-family Hsg. Rev. (The Reserve at Jefferson Proj.) Series 2008, 0.08% 12/6/13, LOC Freddie Mac, VRDN (c)	4,095	4,095
Louisiana Offshore Term. Auth. Deepwater Port Rev. (LOOP LLC Proj.) Series 2013 B, 0.06% 12/6/13, LOC JPMorgan Chase Bank, VRDN (c)	14,900	14,900
Louisiana Pub. Facilities Auth. Gulf Opportunity Zone Rev. (Celtic Mgmt. Corp. Proj.) Series 2008, 0.06% 12/6/13, LOC JPMorgan Chase Bank, VRDN (c)	14,250	14,250
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2008 A, 0.06% 12/6/13, LOC JPMorgan Chase Bank, VRDN (c)	23,325	23,325
Louisiana Pub. Facilities Auth. Rev.:
(Air Products & Chemicals, Inc. Proj.):
Series 2002, 0.06% 12/6/13, VRDN (c)(f)	1,000	1,000
Series 2003, 0.06% 12/6/13, VRDN (c)(f)	15,650	15,650
Series 2004, 0.05% 12/6/13, VRDN (c)	5,900	5,900
Series 2009 A, 0.05% 12/6/13, VRDN (c)	30,735	30,735
(C-Port LLC Proj.) Series 2008, 0.09% 12/6/13, LOC Bank of America NA, VRDN (c)	7,000	7,000
Saint James Parish Gen. Oblig.:
(Nucor Steel Louisiana LLC Proj.) Series 2010 B1:
0.35% 12/6/13, VRDN (b)(c)	6,530	6,530
0.35% 12/6/13, VRDN (c)	30,270	30,270
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Louisiana - continued
Saint James Parish Gen. Oblig.: - continued
(NuStar Logistics, L.P. Proj.):
Series 2010 A, 0.07% 12/6/13, LOC JPMorgan Chase Bank, VRDN (c)	$ 50,000	$ 50,000
Series 2010 B, 0.07% 12/6/13, LOC JPMorgan Chase Bank, VRDN (c)	43,800	43,800
Series 2010, 0.06% 12/6/13, LOC Mizuho Corporate Bank Ltd., VRDN (c)	25,000	25,000
Series 2011, 0.06% 12/6/13, LOC Bank of Nova Scotia, VRDN (c)	45,000	45,000
		397,925
Maine - 0.2%
Maine Fin. Auth. Solid Waste Disposable Rev. (Casella Waste Systems, Inc. Proj.) 0.1% 12/6/13, LOC Bank of America NA, VRDN (c)(f)	3,600	3,600
Maine Health & Higher Ed. Facilities Auth. Rev.:
Series 2008 A, 0.06% 12/6/13, LOC JPMorgan Chase Bank, VRDN (c)	28,865	28,865
Series 2008 B, 0.06% 12/6/13, LOC JPMorgan Chase Bank, VRDN (c)	4,725	4,725
Maine Hsg. Auth. Multi-family Dev. Rev. (Park Village Apts. Proj.) 0.07% 12/6/13, LOC Fannie Mae, VRDN (c)(f)	23,100	23,100
		60,290
Maryland - 0.4%
Anne Arundel County Gen. Oblig. Participating VRDN Series BBT 08 10, 0.05% 12/6/13 (Liquidity Facility Branch Banking & Trust Co.) (c)(g)	13,610	13,610
Maryland Cmnty. Dev. Administration Dept. of Hsg. & Cmnty. Dev.:
(Barrington Apts. Proj.) Series A, 0.06% 12/6/13, LOC Fannie Mae, VRDN (c)(f)	12,190	12,190
(Parlane Apts. Proj.) Series 2001 C, 0.05% 12/6/13, LOC Fannie Mae, VRDN (c)(f)	3,400	3,400
Maryland Cmnty. Dev. Administration Multi-family Dev. Rev. (Avalon Lea Apt. Proj.) Series 1997, 0.06% 12/6/13, LOC Fannie Mae, VRDN (c)	2,000	2,000
Maryland Health & Higher Edl. Facilities Auth. Rev. (Anne Arundel Health Sys. Proj.) Series 2009 B, 0.07% 12/6/13, LOC Bank of America NA, VRDN (c)	21,400	21,400
Maryland Trans. Auth. Passenger Facility Charge Rev. Series 2012 C, 0.07% 12/6/13, LOC Wells Fargo Bank NA, VRDN (c)(f)	20,500	20,500
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Maryland - continued
Maryland Trans. Auth. Trans. Facility Projects Rev. Participating VRDN:
Series BA 08 1077, 0.1% 12/6/13 (Liquidity Facility Bank of America NA) (c)(g)	$ 5,055	$ 5,055
Series ROC II R 11437, 0.06% 12/6/13 (Liquidity Facility Citibank NA) (c)(g)	10,000	10,000
Montgomery County Hsg. Opportunities Commission Multi-family Hsg. Rev. (Oak Mill II Apts. Proj.) Series 2010 B, 0.08% 12/6/13, LOC Bank of America NA, VRDN (c)	5,100	5,100
Montgomery County Hsg. Opportunity Commission Single Family Mtg. Rev.:
Series 2007 F, 0.08% 12/6/13, LOC PNC Bank NA, VRDN (c)(f)	10,000	10,000
Series 2008 C, 0.08% 12/6/13, LOC PNC Bank NA, VRDN (c)(f)	8,450	8,450
		111,705
Massachusetts - 0.4%
Massachusetts Gen. Oblig. Participating VRDN:
Series Clipper 07 39, 0.05% 12/6/13 (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(g)	2,675	2,675
Series Clipper 07 41, 0.08% 12/6/13 (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(g)	39,000	39,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN:
ROC II R 12193, 0.07% 12/6/13 (Liquidity Facility Citibank NA) (c)(g)	4,000	4,000
Series Putters 3990, 0.06% 12/6/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	2,000	2,000
Massachusetts Wtr. Poll. Abatement Trust Participating VRDN:
Series Clipper 05 36, 0.05% 12/6/13 (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(g)	11,835	11,835
Series Clipper 06 11, 0.08% 12/6/13 (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(g)	59,605	59,605
		119,115
Michigan - 1.0%
Livonia Econ. Dev. Corp. (Madonna Univ. Proj.) Series 2009, 0.06% 12/6/13, LOC Fed. Home Ln. Bank Chicago, VRDN (c)	13,350	13,350
Michigan Bldg. Auth. Rev. Series 2007 I, 0.05% 12/6/13, LOC JPMorgan Chase Bank, VRDN (c)	6,800	6,800
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Michigan Fin. Auth. Rev.:
Participating VRDN Series Putters 4286, 0.06% 12/6/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	$ 4,890	$ 4,890
Series 22 A, 0.06% 12/6/13, LOC State Street Bank & Trust Co., Boston, VRDN (c)(f)	18,700	18,700
Michigan Higher Ed. Rev. (Univ. of Detroit Mercy Proj.) Series 2007, 0.11% 12/2/13, LOC JPMorgan Chase Bank, VRDN (c)	4,100	4,100
Michigan Hosp. Fin. Auth. Rev.:
(Henry Ford Health Sys. Proj.) Series 2007, 0.06% 12/6/13, LOC JPMorgan Chase Bank, VRDN (c)	76,410	76,410
(McLaren Health Care Corp. Proj.) Series 2008 B3, 0.05% 12/6/13, LOC JPMorgan Chase Bank, VRDN (c)	10,300	10,300
Michigan Strategic Fund Ltd. Oblig. Rev. (Consumers Energy Co. Proj.):
0.05% 12/6/13, LOC JPMorgan Chase Bank, VRDN (c)	17,000	17,000
0.06% 12/6/13, LOC JPMorgan Chase Bank, VRDN (c)(f)	33,100	33,100
Wayne County Arpt. Auth. Rev.:
0.2% 12/2/13, VRDN (c)(f)	28,800	28,800
0.2% 12/2/13, VRDN (c)(f)	34,900	34,900
0.2% 12/2/13, VRDN (c)	35,720	35,720
		284,070
Minnesota - 0.1%
Eagan Multi-family Rev. (Thomas Lake Place Apts. Proj.) Series 2003 A1, 0.08% 12/6/13, LOC Fannie Mae, VRDN (c)(f)	6,525	6,525
Hennepin County Hsg. & Redev. Auth. Multi-family Rev. (Stone Arch Apts. Proj.) 0.08% 12/6/13, LOC Fannie Mae, VRDN (c)(f)	9,800	9,800
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (Allina Health Sys. Proj.) Series 2007 C1, 0.05% 12/6/13, LOC Wells Fargo Bank NA, VRDN (c)	9,150	9,150
Minneapolis Multi-family Rev. (Stone Arch Apt. Proj.) Series 2002, 0.08% 12/6/13, LOC Fannie Mae, VRDN (c)(f)	3,600	3,600
Oak Park Heights Multi-family Rev. 0.05% 12/6/13, LOC Freddie Mac, VRDN (c)	7,585	7,585
		36,660
Mississippi - 0.2%
Mississippi Bus. Fin. Corp. Rev. (Jackson Med. Mall Foundation Prog.) Series 2008 A, 0.06% 12/6/13, LOC JPMorgan Chase Bank, VRDN (c)	7,400	7,400
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Mississippi - continued
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 0.08% 12/6/13, LOC Bank of America NA, VRDN (c)(f)	$ 10,000	$ 10,000
Mississippi Dev. Bank Spl. Oblig. (Harrison County Proj.) Series 2008 A2, 0.08% 12/6/13, LOC Bank of America NA, VRDN (c)	14,000	14,000
Mississippi Gen. Oblig. Participating VRDN Series WF 11 117C, 0.06% 12/6/13 (Liquidity Facility Wells Fargo Bank NA) (c)(g)	18,380	18,380
Mississippi Home Corp. Multi-family Hsg. Rev. (Bristol Park Apts. Proj.) Series 2001 1, 0.11% 12/6/13, LOC Wells Fargo Bank NA, VRDN (c)(f)	7,600	7,600
		57,380
Missouri - 0.7%
Grandview Indl. Dev. Auth. Multi-family Hsg. Rev. (Briarwood Apts. Proj.) 0.07% 12/6/13, LOC Fannie Mae, VRDN (c)(f)	11,800	11,800
Missouri Health & Edl. Facilities Series 2013 B, 0.07% 12/2/13, LOC Bank of America NA, VRDN (c)	5,000	5,000
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Participating VRDN:
Series EGL 07 0001, 0.05% 12/6/13 (Liquidity Facility Citibank NA) (c)(g)	6,000	6,000
Series Putters 3546, 0.06% 12/6/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	11,300	11,300
Series Putters 3929, 0.06% 12/6/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	2,785	2,785
Missouri Health & Edl. Facilities Auth. Rev.:
(Ascension Health Cr. Group Proj.) Series 2003 C2, 0.05% 12/6/13, VRDN (c)	17,100	17,100
(Ascension Health Proj.):
Series 2003 C3, 0.05% 12/6/13, VRDN (c)	18,600	18,600
Series 2008 C4, 0.05% 12/6/13, VRDN (c)	21,700	21,700
RBC Muni. Products, Inc. Trust Participating VRDN:
Series RBC E 40, 0.05% 12/6/13 (Liquidity Facility Royal Bank of Canada) (a)(c)(g)	21,295	21,295
Series RBC E 47, 0.05% 12/6/13 (Liquidity Facility Royal Bank of Canada) (c)(g)	17,100	17,100
Saint Louis Indl. Dev. Auth.:
(Metropolitan Lofts Apts. Proj.) Series 2003 A, 0.1% 12/6/13, LOC Fannie Mae, VRDN (c)(f)	27,200	27,200
(Saint Luke's Plaza Apts. Proj.) Series 2009, 0.05% 12/6/13 (Liquidity Facility Freddie Mac), VRDN (c)	1,900	1,900
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Missouri - continued
Springfield Pub. Util. Rev. Participating VRDN Series Solar 06 156, 0.05% 12/6/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	$ 30,080	$ 30,080
St. Louis Indl. Dev. Auth. (The St. Louis Art Museum Proj.) Series 2009 B, 0.06% 12/6/13, LOC U.S. Bank NA, Cincinnati, VRDN (c)	5,200	5,200
		197,060
Montana - 0.0%
Forsyth Poll. Cont. Rev. Series 2008 A, 0.23% 12/6/13, VRDN (c)(f)	450	450
Nebraska - 1.1%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2009, 0.05% 12/6/13 (Liquidity Facility Royal Bank of Canada), VRDN (c)	149,020	149,020
Douglas County Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.08% 12/6/13, LOC Bank of America NA, VRDN (c)(f)	10,000	10,000
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.:
Series 2010 C, 0.05% 12/6/13 (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (c)(f)	102,375	102,375
Series 2013 F, 0.08% 12/6/13 (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (c)(f)	14,400	14,400
Nebraska Pub. Pwr. Generation Agcy. Rev. Participating VRDN Series Solar 07 20, 0.05% 12/6/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	44,115	44,115
Washington County Indl. Dev. Rev. (Cargill Dow Polymers LLC Proj.) Series 2000, 0.05% 12/6/13 (Cargill, Inc. Guaranteed) (The Dow Chemical Co. Guaranteed), LOC Wells Fargo Bank NA, VRDN (c)(f)	10,000	10,000
		329,910
Nevada - 2.7%
Clark County Arpt. Rev.:
Series 2008 A2, 0.03% 12/6/13, LOC State Street Bank & Trust Co., Boston, VRDN (c)(f)	18,000	18,000
Series 2008 B2, 0.05% 12/6/13, LOC State Street Bank & Trust Co., Boston, VRDN (c)(f)	50,000	50,000
Series 2008 C1, 0.06% 12/6/13, LOC JPMorgan Chase Bank, VRDN (c)(f)	122,900	122,900
Series 2008 C2, 0.23% 12/6/13, LOC Landesbank Baden-Wurttemberg, VRDN (c)(f)	49,450	49,450
Series 2008 C3, 0.25% 12/6/13, LOC Landesbank Baden-Wurttemberg, VRDN (c)(f)	32,200	32,200
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Nevada - continued
Clark County Arpt. Rev.: - continued
Series 2008 D 2A, 0.05% 12/6/13, LOC Citibank NA, VRDN (c)	$ 77,600	$ 77,600
Series 2008 D1, 0.05% 12/6/13, LOC Citibank NA, VRDN (c)	38,400	38,400
Series 2008 D3, 0.05% 12/6/13, LOC Bank of America NA, VRDN (c)	39,415	39,415
Series 2011 B1, 0.06% 12/6/13, LOC Citibank NA, VRDN (c)(f)	88,700	88,700
Series 2011 B2, 0.06% 12/6/13, LOC Royal Bank of Canada, VRDN (c)(f)	36,800	36,800
Clark County Fuel Tax Participating VRDN:
Series Putters 3158, 0.06% 12/6/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	32,110	32,110
Series ROC II R 11507, 0.05% 12/6/13 (Liquidity Facility Citibank NA) (c)(g)	2,400	2,400
Clark County Indl. Dev. Rev. (Southwest Gas Corp. Proj.):
Series 2003 A, 0.1% 12/6/13, LOC JPMorgan Chase Bank, VRDN (c)(f)	39,200	39,200
Series 2009 A, 0.08% 12/6/13, LOC JPMorgan Chase Bank, VRDN (c)	16,000	16,000
Clark County McCarran Int'l. Arpt. Passenger Facility Charge Rev. Series 2010 F2, 0.05% 12/6/13, LOC Union Bank NA, VRDN (c)	69,850	69,850
Clark County Wtr. Reclamation District Participating VRDN Series Putters 3355, 0.06% 12/6/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	7,500	7,500
Eclipse Fdg. Trust Various States Participating VRDN Series Solar NV D7, 0.05% 12/6/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	12,315	12,315
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Participating VRDN Series Solar 06 93, 0.05% 12/6/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	14,000	14,000
Nevada Hsg. Division (Horizon Apt. Hsg. Proj.) Series 2000 A, 0.06% 12/6/13, LOC Fannie Mae, VRDN (c)(f)	7,410	7,410
Reno Hosp. Rev. (Renown Reg'l. Med. Ctr. Proj.):
Series 2008 A, 0.05% 12/6/13, LOC Union Bank NA, VRDN (c)	8,000	8,000
Series 2009 B, 0.05% 12/6/13, LOC Wells Fargo Bank NA, VRDN (c)	6,965	6,965
		769,215
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New Hampshire - 0.2%
New Hampshire Bus. Fin. Auth. Ind. Dev. Rev. (Wiggins Airways Proj.) Series 1998, 0.31% 12/6/13, LOC Bank of America NA, VRDN (c)(f)	$ 3,000	$ 3,000
New Hampshire Bus. Fin. Auth. Resource Recovery Rev. (Wheelabrator Concord Co. LP Proj.) Series 1997 A, 0.06% 12/6/13, LOC Wells Fargo Bank NA, VRDN (c)	13,800	13,800
New Hampshire Bus. Fin. Auth. Rev. (Luminescent Sys., Inc. Proj.) Series 1998, 0.3% 12/6/13, LOC HSBC Bank U.S.A., NA, VRDN (c)(f)	1,250	1,250
New Hampshire Bus. Fin. Auth. Solid Waste Disp. Rev. (Casella Waste Sys., Inc. Proj.) Series 2013, 0.1% 12/6/13, LOC Bank of America NA, VRDN (c)(f)	2,700	2,700
New Hampshire Health & Ed. Facilities Auth. Rev.:
(Exeter Hosp. Obligated Group Proj.) Series 2001 B, 0.05% 12/6/13, LOC Bank of America NA, VRDN (c)	9,110	9,110
(Frisbie Memorial Hosp. Proj.) Series 2006, 0.06% 12/6/13, LOC TD Banknorth, NA, VRDN (c)	10,775	10,775
New Hampshire Hsg. Fin. Auth. Multi-family Rev. (Pheasant Run Proj.) 0.07% 12/6/13, LOC Fannie Mae, VRDN (c)(f)	16,400	16,400
		57,035
New Jersey - 0.1%
New Jersey Hsg. & Mtg. Fin. Agcy. Multi-family Rev. Series 2008 F, 0.06% 12/6/13, LOC Bank of America NA, VRDN (c)(f)	7,600	7,600
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. and Gas Co. Proj.):
Series 2003 B1, 0.23% 12/6/13, VRDN (c)	7,900	7,900
Series 2012 A, 0.25% 12/6/13, VRDN (c)(f)	15,000	15,000
		30,500
New Mexico - 0.3%
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev. Series 2009, 0.05% 12/6/13 (Liquidity Facility Royal Bank of Canada), VRDN (c)	74,250	74,250
Rio Rancho Wtr. & Wastewtr. Sys. Rev. Participating VRDN Series Solar 2007 19, 0.05% 12/6/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	9,485	9,485
Univ. of New Mexico Univ. Revs. Participating VRDN Series ROC II R 11961, 0.05% 12/6/13 (Liquidity Facility Citibank NA) (c)(g)	2,000	2,000
		85,735
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New York - 9.2%
Dutchess County Indl. Dev. Agcy. Civic Facility Rev. (Lutheran Ctr. at Poughkeepsie, Inc. Proj.) 0.14% 12/6/13, LOC KeyBank NA, VRDN (c)	$ 2,400	$ 2,400
Long Island Pwr. Auth. Elec. Sys. Rev. Subseries 2001 2B, 0.11% 12/2/13, LOC Bayerische Landesbank Girozentrale, VRDN (c)	3,000	3,000
New York City Gen. Oblig.:
Participating VRDN:
Series Putters 3196, 0.06% 12/6/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	8,425	8,425
Series Putters 3282, 0.06% 12/6/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	6,650	6,650
Series ROC II R 14045, 0.05% 12/6/13 (Liquidity Facility Citibank NA) (c)(g)	5,400	5,400
Series 2004 H6, 0.05% 12/6/13, LOC Bank of America NA, VRDN (c)	15,105	15,105
Series 2004 H8, 0.05% 12/6/13 (Liquidity Facility Bank of America NA), VRDN (c)	11,635	11,635
Series 2006 E4, 0.05% 12/6/13, LOC Bank of America NA, VRDN (c)	44,600	44,600
Series 2012 G3, 0.05% 12/6/13 (Liquidity Facility Citibank NA), VRDN (c)	80,450	80,450
Series 2013 A5. 0.05% 12/6/13 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (c)	2,605	2,605
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev.:
(89 Murray St. Proj.) Series A, 0.05% 12/6/13, LOC Fannie Mae, VRDN (c)(f)	4,000	4,000
(941 Hoe Avenue Apts. Proj.) Series A, 0.06% 12/6/13, LOC Fannie Mae, VRDN (c)(f)	6,660	6,660
(Beacon Mews Dev. Proj.) Series 2006 A, 0.09% 12/6/13, LOC Citibank NA, VRDN (c)(f)	8,000	8,000
(Beekman Tower Proj.) Series 2008 A, 0.3% 12/6/13, LOC RBS Citizens NA, VRDN (c)	74,200	74,200
(Courtland Avenue Apts. Proj.) Series A, 0.05% 12/6/13, LOC Fannie Mae, VRDN (c)(f)	7,905	7,905
(East 165th Street Proj.) Series A, 0.08% 12/6/13, LOC Citibank NA, VRDN (c)(f)	7,665	7,665
(Intervale Gardens Apts.) Series A, 0.08% 12/6/13, LOC Citibank NA, VRDN (c)(f)	3,115	3,115
(Louis Nine Boulevard Apts. Proj.) Series A, 0.05% 12/6/13, LOC Fannie Mae, VRDN (c)(f)	7,300	7,300
(Manhattan Court Dev. Proj.) Series A, 0.08% 12/6/13, LOC Citibank NA, VRDN (c)(f)	16,500	16,500
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev.: - continued
(Morris Ave. Apts. Proj.) Series A, 0.06% 12/6/13, LOC Fannie Mae, VRDN (c)(f)	$ 14,700	$ 14,700
(Peter Cintron Apts. Proj.) Series C, 0.06% 12/6/13, LOC Fannie Mae, VRDN (c)(f)	4,140	4,140
(State Renaissance Court Proj.) Series A, 0.06% 12/6/13, LOC Freddie Mac, VRDN (c)(f)	28,700	28,700
(Villa Avenue Apts. Proj.) Series 2006 A, 0.06% 12/6/13, LOC Fannie Mae, VRDN (c)(f)	5,990	5,990
(West 48th Street Dev. Proj.) Series 2001 A, 0.05% 12/6/13, LOC Fannie Mae, VRDN (c)(f)	2,000	2,000
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev.:
(155 West 21st Street Dev. Proj.) Series 2007 A, 0.05% 12/6/13, LOC Fannie Mae, VRDN (c)(f)	8,400	8,400
(255 West 9th Street Proj.) Series 2001 A, 0.05% 12/6/13, LOC Fannie Mae, VRDN (c)(f)	66,935	66,935
(Brittany Dev. Proj.) Series A, 0.05% 12/6/13, LOC Fannie Mae, VRDN (c)(f)	46,000	46,000
(Linden Plaza Proj.) Series 2008 A, 0.07% 12/6/13, LOC Freddie Mac, VRDN (c)(f)	66,785	66,785
(Morris Avenue Apts. Proj.) Series A, 0.05% 12/6/13, LOC Fannie Mae, VRDN (c)(f)	26,000	26,000
(One Columbus Place Dev. Proj.) Series A, 0.05% 12/6/13, LOC Fannie Mae, VRDN (c)(f)	32,915	32,915
(Related-Tribeca Tower Proj.) Series 1997 A, 0.07% 12/6/13, LOC Fannie Mae, VRDN (c)(f)	15,000	15,000
(Rivereast Apts. Proj.) Series A, 0.06% 12/6/13, LOC Freddie Mac, VRDN (c)(f)	4,150	4,150
(West 43rd Street Proj.) Series 1999 A, 0.06% 12/6/13, LOC Fannie Mae, VRDN (c)(f)	3,300	3,300
(West End Towers Proj.) Series 2004 A, 0.05% 12/6/13, LOC Fannie Mae, VRDN (c)(f)	16,500	16,500
(Westport Dev. Proj.) Series 2004 A, 0.05% 12/6/13, LOC Fannie Mae, VRDN (c)(f)	61,000	61,000
Series 2002 A, 0.05% 12/6/13, LOC Fannie Mae, VRDN (c)(f)	51,500	51,500
Series 2009 A, 0.04% 12/6/13, LOC Freddie Mac, VRDN (c)	7,500	7,500
New York City Hsg. Dev. Corp. Residential Rev.:
(Montefiore Med. Ctr. Proj.) Series 1993 A, 0.04% 12/6/13, LOC JPMorgan Chase Bank, VRDN (c)	6,600	6,600
(Queens College Residences Proj.) Series 2009 A, 0.4% 12/6/13, LOC RBS Citizens NA, VRDN (c)	7,500	7,500
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Indl. Dev. Agcy. Civic Facility Rev. (Casa Proj.) Series 2000, 0.06% 12/6/13, LOC JPMorgan Chase Bank, VRDN (c)	$ 13,800	$ 13,800
New York City Indl. Dev. Agcy. Rev. (FC Hanson Office Associates LLC Proj.) Series 2004, 0.08% 12/6/13, LOC Lloyds TSB Bank PLC, VRDN (c)	26,400	26,400
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN:
Series EGL 06 69 Class A, 0.05% 12/6/13 (Liquidity Facility Citibank NA) (c)(g)	16,400	16,400
Series EGL 06 74 Class A, 0.06% 12/6/13 (Liquidity Facility Citibank NA) (c)(g)	7,045	7,045
Series EGL 07 0157, 0.05% 12/6/13 (Liquidity Facility Citibank NA) (c)(g)	19,800	19,800
Series EGL 09 46A, 0.05% 12/6/13 (Liquidity Facility Citibank NA) (c)(g)	19,130	19,130
Series Putters 3384, 0.06% 12/6/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	3,750	3,750
Series Putters 3496Z, 0.06% 12/6/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	7,025	7,025
Series ROC II R 11904, 0.05% 12/6/13 (Liquidity Facility Citibank NA) (c)(g)	3,000	3,000
Series ROC II R 11931, 0.05% 12/6/13 (Liquidity Facility Citibank NA) (c)(g)	3,750	3,750
Series 2008 B1, 0.04% 12/6/13 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (c)	20,000	20,000
Series 2009 BB1, 0.06% 12/2/13 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (c)	21,595	21,595
Series 2009 BB2, 0.07% 12/2/13 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (c)	35,900	35,900
New York City Transitional Fin. Auth. Rev.:
Participating VRDN:
Series EGL 07 0019, 0.05% 12/6/13 (Liquidity Facility Citibank NA) (c)(g)	8,865	8,865
Series Putters 4084Z, 0.06% 12/6/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	3,850	3,850
Series ROC II R 11994, 0.05% 12/6/13 (Liquidity Facility Citibank NA) (c)(g)	4,500	4,500
Series ROC II R 14049, 0.06% 12/6/13 (Liquidity Facility Citibank NA) (c)(g)	9,200	9,200
Series 2001 B, 0.08% 12/2/13 (Liquidity Facility Landesbank Baden-Wuert), VRDN (c)	13,400	13,400
Series 2003 1E, 0.09% 12/6/13 (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (c)	10,710	10,710
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Trust Cultural Resources Rev. (The New York Botanical Garden Proj.) Series 2009 A, 0.07% 12/6/13, LOC JPMorgan Chase Bank, VRDN (c)	$ 20,900	$ 20,900
New York Dorm. Auth. Personal Income Tax Rev. Participating VRDN:
Series Putters 3518, 0.06% 12/6/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	2,640	2,640
Series ROC II R 14005, 0.05% 12/6/13 (Liquidity Facility Citibank NA) (c)(g)	14,030	14,030
New York Dorm. Auth. Revs.:
(City Univ. Proj.) Series 2008 C, 0.05% 12/6/13, LOC Bank of America NA, VRDN (c)	135,500	135,500
(College of New Rochelle Proj.) Series 2008, 0.35% 12/6/13, LOC RBS Citizens NA, VRDN (c)	10,600	10,600
(Fordham Univ. Proj.) Series 2008 A1, 0.05% 12/6/13, LOC Bank of America NA, VRDN (c)	20,100	20,100
(Univ. of Rochester Proj.) Series 2003 C, 0.04% 12/6/13, LOC JPMorgan Chase Bank, VRDN (c)	39,650	39,650
Participating VRDN:
ROC II R 11944, 0.05% 12/6/13 (Liquidity Facility Citibank NA) (c)(g)	5,150	5,150
Series EGL 06 47 Class A, 0.06% 12/6/13 (Liquidity Facility Citibank NA) (c)(g)	15,500	15,500
Series EGL 07 0002, 0.05% 12/6/13 (Liquidity Facility Citibank NA) (c)(g)	18,000	18,000
Series EGL 07 0066, 0.05% 12/6/13 (Liquidity Facility Citibank NA) (c)(g)	31,025	31,025
Series ROC II R 11535, 0.05% 12/6/13 (Liquidity Facility Citibank NA) (c)(g)	3,590	3,590
Series ROC II R 11722, 0.05% 12/6/13 (Liquidity Facility Citibank NA) (c)(g)	2,935	2,935
Series ROC II R 11943, 0.05% 12/6/13 (Liquidity Facility Citibank NA) (c)(g)	5,580	5,580
New York Hsg. Fin. Agcy. Rev.:
(101 West End Hsg. Proj.):
Series 1998 A, 0.05% 12/6/13, LOC Fannie Mae, VRDN (c)(f)	30,800	30,800
Series 1999 A, 0.05% 12/6/13, LOC Fannie Mae, VRDN (c)(f)	52,850	52,850
(125 West 31st Street Proj.) Series 2005 A, 0.05% 12/6/13, LOC Fannie Mae, VRDN (c)(f)	12,500	12,500
(150 East 44th Street Hsg. Proj.):
Series 2000 A, 0.05% 12/6/13, LOC Fannie Mae, VRDN (c)(f)	28,500	28,500
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Hsg. Fin. Agcy. Rev.: - continued
(150 East 44th Street Hsg. Proj.):
Series 2001 A, 0.05% 12/6/13, LOC Fannie Mae, VRDN (c)(f)	$ 2,400	$ 2,400
(1500 Lexington Avenue Proj.) Series A, 0.06% 12/6/13, LOC Fannie Mae, VRDN (c)(f)	4,400	4,400
(240 East 39th Street Hsg. Proj.) Series 1997 A, 0.05% 12/6/13, LOC Fannie Mae, VRDN (c)(f)	111,800	111,800
(250 West 50th Street Hsg. Proj.) Series 1997 A, 0.05% 12/6/13, LOC Fannie Mae, VRDN (c)(f)	13,495	13,495
(29 Flatbush Ave. Hsg. Proj.) Series 2010 A, 0.05% 12/6/13, LOC Bank of America NA, VRDN (c)	21,600	21,600
(360 West 43rd Street Hsg. Proj.) Series A, 0.05% 12/6/13, LOC Fannie Mae, VRDN (c)(f)	9,900	9,900
(55 West 25th Street Hsg. Proj.) Series 2005 A, 0.05% 12/6/13, LOC Fannie Mae, VRDN (c)(f)	105,400	105,400
(600 West and 42nd St. Hsg. Proj.) Series 2007 A, 0.07% 12/6/13, LOC Fannie Mae, VRDN (c)(f)	62,100	62,100
(66 West 38th Street Hsg. Proj.) Series A:
0.05% 12/6/13, LOC Fannie Mae, VRDN (c)(f)	4,000	4,000
0.05% 12/6/13, LOC Fannie Mae, VRDN (c)(f)	44,300	44,300
(70 Battery Place Hsg. Proj.) Series 1999 A, 0.05% 12/6/13, LOC Fannie Mae, VRDN (c)(f)	10,000	10,000
(900 Eighth Avenue Hsg. Proj.) Series 2002 A, 0.07% 12/6/13, LOC Fannie Mae, VRDN (c)(f)	59,000	59,000
(Avalon Chrystie Place I Hsg. Proj.) Series 2004 B, 0.07% 12/6/13, LOC Freddie Mac, VRDN (c)(f)	51,500	51,500
(Biltmore Tower Hsg. Proj.) Series A, 0.05% 12/6/13, LOC Fannie Mae, VRDN (c)(f)	43,300	43,300
(Chelsea Apts. Proj.) Series 2003 A, 0.06% 12/6/13, LOC Fannie Mae, VRDN (c)(f)	40,500	40,500
(Chelsea Arms Hsg. Proj.) Series 1998 A, 0.05% 12/6/13, LOC Fannie Mae, VRDN (c)(f)	7,000	7,000
(Clinton Park Phase II Hsg. Proj.) Series 2011 A2, 0.06% 12/6/13, LOC Wells Fargo Bank NA, VRDN (c)	34,400	34,400
(East 39th Street Hsg. Proj.) Series 1999 A, 0.05% 12/6/13, LOC Fannie Mae, VRDN (c)(f)	18,700	18,700
(Helena Hsg. Proj.) Series 2003 A, 0.07% 12/6/13, LOC Fannie Mae, VRDN (c)(f)	9,000	9,000
(Kew Garden Hills Apts. Hsg. Proj.) Series 2003 A, 0.05% 12/6/13, LOC Fannie Mae, VRDN (c)(f)	11,170	11,170
(Reverend Polite Ave. Apt. Hsg. Proj.) Series 2005 A, 0.06% 12/6/13, LOC Fannie Mae, VRDN (c)(f)	7,435	7,435
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Hsg. Fin. Agcy. Rev.: - continued
(Sea Park West Hsg. Proj.) Series 2004 A, 0.06% 12/6/13, LOC Freddie Mac, VRDN (c)(f)	$ 12,100	$ 12,100
(South Cove Plaza Proj.) Series A, 0.06% 12/6/13, LOC Freddie Mac, VRDN (c)(f)	28,000	28,000
(Theatre Row Tower Hsg. Proj.) Series 2001 A, 0.05% 12/6/13, LOC Freddie Mac, VRDN (c)(f)	10,000	10,000
(West 20th Street Proj.) Series 2001 A:
0.07% 12/6/13, LOC Fannie Mae, VRDN (c)(f)	28,875	28,875
0.07% 12/6/13, LOC Fannie Mae, VRDN (c)(f)	51,000	51,000
(West 23rd Street Hsg. Proj.):
Series 2001 A, 0.05% 12/6/13, LOC Fannie Mae, VRDN (c)(f)	26,000	26,000
Series 2002 A, 0.05% 12/6/13, LOC Fannie Mae, VRDN (c)(f)	62,600	62,600
(West 33rd Street Hsg. Proj.) Series 2003 A, 0.05% 12/6/13, LOC Fannie Mae, VRDN (c)(f)	26,700	26,700
(West 38th Street Hsg. Proj.) Series 2002 A, 0.05% 12/6/13, LOC Fannie Mae, VRDN (c)(f)	16,000	16,000
(Worth Street Hsg. Proj.) Series A, 0.05% 12/6/13, LOC Fannie Mae, VRDN (c)(f)	20,000	20,000
Series 2004 A, 0.07% 12/6/13, LOC Fannie Mae, VRDN (c)(f)	52,950	52,950
Series 2011 A2, 0.06% 12/6/13, LOC Wells Fargo Bank NA, VRDN (c)	17,700	17,700
New York Hsg. Fin. Svc. Contract Rev.:
Series 2003 L, 0.07% 12/6/13, LOC Bank of America NA, VRDN (c)	24,200	24,200
Series 2003 M1, 0.07% 12/6/13, LOC Bank of America NA, VRDN (c)	14,140	14,140
New York Liberty Dev. Corp. Lib Participating VRDN Series Putters 4083, 0.06% 12/6/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	5,910	5,910
New York Local Govt. Assistance Corp.:
Series 2008 B, 0.04% 12/6/13 (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	10,900	10,900
Series 2008 BAV, 0.04% 12/6/13 (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	13,550	13,550
New York Metropolitan Trans. Auth. Rev.:
Series 2005 A, 0.06% 12/6/13, LOC JPMorgan Chase Bank, VRDN (c)	34,000	34,000
Series 2011 B, 0.04% 12/6/13, LOC Bank of America NA, VRDN (c)	1,800	1,800
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York State Energy Research & Dev. Auth. Facilities Rev. (Consolidated Edison Co. of New York, Inc. Proj.) Series 2004 C1, 0.06% 12/6/13, LOC Mizuho Corporate Bank Ltd., VRDN (c)(f)	$ 17,800	$ 17,800
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Participating VRDN Series ROC II R 11997, 0.06% 12/6/13 (Liquidity Facility Citibank NA) (c)(g)	4,800	4,800
Triborough Bridge & Tunnel Auth. Revs. Series 2005 A3, 0.04% 12/6/13, LOC U.S. Bank NA, Cincinnati, VRDN (c)	2,800	2,800
Yonkers Indl. Dev. Agcy. Civic Facility Rev. (Consumers Union of United States, Inc. Proj.) Series 2005, 0.07% 12/6/13, LOC JPMorgan Chase Bank, VRDN (c)	16,750	16,750
		2,659,175
New York & New Jersey - 0.5%
Port Auth. of New York & New Jersey Participating VRDN Series EGL 06 107 Class A, 0.1% 12/6/13 (Liquidity Facility Citibank NA) (c)(f)(g)	151,450	151,450
North Carolina - 1.2%
BB&T Muni. Trust Participating VRDN Series BBT 08 11, 0.05% 12/6/13 (Liquidity Facility Branch Banking & Trust Co.) (c)(g)	21,240	21,240
Charlotte Ctfs. of Prtn. Participating VRDN Series Putters 4724, 0.05% 12/6/13 (Liquidity Facility Bank of America NA) (c)(g)	11,680	11,680
Charlotte Int'l. Arpt. Rev. (Charlotte Douglas Int'l. Arpt. Proj.) Series 2008 D, 0.05% 12/6/13, LOC Bank of America NA, VRDN (c)	25,825	25,825
Charlotte Wtr. & Swr. Sys. Rev.:
Participating VRDN Series BC 09 43W, 0.07% 12/6/13 (Liquidity Facility Barclays Bank PLC) (c)(g)	5,000	5,000
Series 2002 C, 0.05% 12/6/13 (Liquidity Facility Bank of America NA), VRDN (c)	1,445	1,445
Greensboro Combined Enterprise Sys. Rev. Series 2009 B, 0.06% 12/6/13 (Liquidity Facility Bank of America NA), VRDN (c)	10,000	10,000
Hertford County Indl. Facilities Poll. Cont. Fing. Auth. (Nucor Corp. Proj.) Series 2000 A, 0.4% 12/6/13, VRDN (c)(f)	2,100	2,100
North Carolina Cap. Facilities Fin. Agcy. Edl. Facilities Rev.:
(Greensboro College Proj.) 0.07% 12/6/13, LOC Bank of America NA, VRDN (c)	2,000	2,000
Series 2011, 0.06% 12/6/13, LOC Bank of America NA, VRDN (c)	19,200	19,200
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN:
Series EGL 7050060, 0.05% 12/6/13 (Liquidity Facility Citibank NA) (c)(g)	$ 23,150	$ 23,150
Series GS 08 9TP, 0.06% 12/6/13 (Liquidity Facility Wells Fargo & Co.) (c)(g)	23,140	23,140
Series ROC II R 11850, 0.05% 12/6/13 (Liquidity Facility Citibank NA) (c)(g)	12,600	12,600
North Carolina Med. Care Commission Health Care Facilities Rev.:
(WakeMed Proj.):
Series 2009 B, 0.05% 12/6/13, LOC Wells Fargo Bank NA, VRDN (c)	2,000	2,000
Series 2009 C, 0.05% 12/6/13, LOC Wells Fargo Bank NA, VRDN (c)	38,200	38,200
Participating VRDN:
Series BC 10 31W, 0.07% 12/6/13 (Liquidity Facility Barclays Bank PLC) (c)(g)	3,625	3,625
Series ROC II R 11808, 0.05% 12/6/13 (Liquidity Facility Citibank NA) (c)(g)	1,365	1,365
North Carolina Med. Care Commission Hosp. Rev. (CaroMont Health Proj.) Series 2003 A, 0.05% 12/6/13, LOC Wells Fargo Bank NA, VRDN (c)	36,365	36,365
Parson County Indl. Facilities and Poll. Cont. Fing. Auth. (CertainTeed Gypsum NC, Inc. Proj.) Series 2010, 0.11% 12/6/13, LOC Cr. Industriel et Commercial, VRDN (c)	34,730	34,730
Piedmont Triad Arpt. Auth. Series 2008 B, 0.08% 12/6/13, LOC Branch Banking & Trust Co., VRDN (c)(f)	22,975	22,975
Raleigh Combined Enterprise Sys. Rev. Participating VRDN Series EGL 07 0010, 0.05% 12/6/13 (Liquidity Facility Citibank NA) (c)(g)	4,950	4,950
Sampson County Indl. Facilities & Poll. Cont. Fing. Auth. Envir. Facilities Rev. (Sampson County Disp., Inc. Proj.):
0.08% 12/6/13, LOC Bank of America NA, VRDN (c)(f)	15,855	15,855
0.08% 12/6/13, LOC Bank of America NA, VRDN (c)(f)	4,750	4,750
Union County Indl. Facilities & Poll. Cont. Fing. Auth. Indl. Dev. Rev. (Greiner Vacuette NA Proj.) 0.2% 12/6/13, LOC Wells Fargo Bank NA, VRDN (c)(f)	900	900
Univ. of North Carolina at Chapel Hill Rev. Participating VRDN Series EGL 05 3014 Class A, 0.06% 12/6/13 (Liquidity Facility Citibank NA) (c)(g)	28,900	28,900
		351,995
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
North Dakota - 0.2%
Cass County Solid Waste Disp. Rev. (Tharaldson Ethanol Plant I, LLC Proj.) Series 2007, 0.35% 12/6/13, LOC Bank of America NA, VRDN (c)(f)	$ 46,500	$ 46,500
Hebron Indl. Dev. Rev. (Dacco, Inc. Proj.) 0.14% 12/6/13, LOC U.S. Bank NA, Cincinnati, VRDN (c)(f)	1,180	1,180
		47,680
Ohio - 1.8%
Akron Bath Copley Hosp. District Rev.:
(Akron Gen. Health Systems Proj.) Series 2008, 0.07% 12/6/13, LOC JPMorgan Chase Bank, VRDN (c)	6,500	6,500
Series B, 0.06% 12/6/13, LOC JPMorgan Chase Bank, VRDN (c)	17,000	17,000
Allen County Hosp. Facilities Rev. (Catholic Healthcare Partners Proj.) Series 2008 A, 0.06% 12/2/13, LOC Bank of America NA, VRDN (c)	43,600	43,600
Columbus Gen. Oblig. Participating VRDN Series Clipper 08 2, 0.05% 12/6/13 (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(g)	7,985	7,985
Cuyahoga County Cultural Facilities Rev. (Maltz Museum of Jewish Heritage Proj.) 0.08% 12/6/13, LOC Bank of New York, New York, VRDN (c)	6,300	6,300
Franklin County Health Care Facilities Rev. (Mother Angeline McCrory Manor, Inc. Proj.) Series 2011, 0.08% 12/6/13, LOC JPMorgan Chase Bank, VRDN (c)	14,510	14,510
Hamilton County Hosp. Facilities Rev. (Children's Hosp. Med. Ctr. Proj.):
Series 1997 A, 0.05% 12/6/13, LOC PNC Bank NA, VRDN (c)	14,900	14,900
Series 2000, 0.05% 12/6/13, LOC JPMorgan Chase Bank, VRDN (c)	37,300	37,300
Series 2007 M, 0.06% 12/6/13, LOC JPMorgan Chase Bank, VRDN (c)	5,000	5,000
Hamilton County Student Hsg. Rev. (Block 3 Proj.) Series 2004, 0.36% 12/6/13, LOC Bank of New York, New York, LOC Citizens Bank of Pennsylvania, VRDN (c)	34,300	34,300
Lancaster Port Auth. Gas Rev. 0.05% 12/6/13 (Liquidity Facility Royal Bank of Canada), VRDN (c)	92,205	92,205
Middletown Hosp. Facilities Rev. (Atrium Med. Ctr. Obligated Group Proj.) Series 2008 A, 0.09% 12/6/13, LOC JPMorgan Chase Bank, VRDN (c)	8,105	8,105
Ohio Air Quality Dev. Auth. Rev.:
(Cincinnati Gas & Elec. Co. Proj.):
Series A, 0.25% 12/6/13, VRDN (c)	9,300	9,300
Series B, 0.15% 12/6/13, VRDN (c)	8,500	8,500
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Ohio Air Quality Dev. Auth. Rev.: - continued
(Dayton Pwr. & Lt. Co. Proj.):
Series 2008 A, 0.06% 12/6/13, LOC JPMorgan Chase Bank, VRDN (c)(f)	$ 16,700	$ 16,700
Series 2008 B, 0.06% 12/6/13, LOC JPMorgan Chase Bank, VRDN (c)(f)	21,100	21,100
Ohio Higher Edl. Facility Commission Rev.:
(Case Western Reserve Univ. Proj.) Series 2008 A, 0.05% 12/6/13, LOC PNC Bank NA, VRDN (c)	5,100	5,100
(Marietta College Proj.) 0.07% 12/6/13, LOC JPMorgan Chase Bank, VRDN (c)	4,895	4,895
(Univ. Hosp. Health Sys. Proj.):
Series 2008 B, 0.36% 12/6/13, LOC RBS Citizens NA, VRDN (c)	8,100	8,100
Series 2008 D, 0.06% 12/6/13, LOC JPMorgan Chase Bank, VRDN (c)	18,575	18,575
Series 2008 E, 0.34% 12/6/13, LOC RBS Citizens NA, VRDN (c)	10,800	10,800
Ohio Hosp. Facilities Rev. Participating VRDN:
Series Putters 3552, 0.06% 12/6/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	3,500	3,500
Series Putters 3558, 0.06% 12/6/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	2,300	2,300
Ohio Hsg. Fin. Agcy. Mtg. Rev.:
(Mtg.-Backed Securities Prog.):
Series 2005 B1, 0.05% 12/6/13 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (c)(f)	10,000	10,000
Series 2005 B2, 0.08% 12/6/13 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (c)(f)	10,600	10,600
Series B, 0.07% 12/6/13 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (c)(f)	15,375	15,375
Series 2004 D, 0.08% 12/6/13 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (c)(f)	1,800	1,800
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. Series 2008 B, 0.07% 12/6/13 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (c)(f)	9,905	9,905
Ohio Wtr. Dev. Auth. (Waste Mgmt., Inc. Proj.) Series B, 0.09% 12/6/13, LOC Bank of America NA, VRDN (c)(f)	2,900	2,900
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev.:
(FirstEnergy Nuclear Generation Corp. Proj.) Series 2006 B, 0.05% 12/6/13, LOC Wells Fargo Bank NA, VRDN (c)	26,900	26,900
Series 2006 A, 0.05% 12/6/13, LOC UBS AG, VRDN (c)	52,600	52,600
		526,655
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Oklahoma - 0.0%
Tulsa Arpts. Impt. Trust Spl. Facility Rev. 0.09% 12/6/13, LOC Landesbank Hessen-Thuringen, VRDN (c)(f)	$ 10,120	$ 10,120
Oregon - 0.6%
Clackamas County Hosp. Facility Auth. (Legacy Health Sys. Proj.):
Series 2008 B, 0.05% 12/6/13, LOC U.S. Bank NA, Cincinnati, VRDN (c)	23,850	23,850
Series 2008 C, 0.05% 12/6/13, LOC U.S. Bank NA, Cincinnati, VRDN (c)	7,700	7,700
Oregon Econ. & Cmnty. Econ. Dev. Rev. (American Bridge Co. Proj.) Series 205, 0.19% 12/6/13, LOC PNC Bank NA, VRDN (c)(f)	570	570
Oregon Gen. Oblig. Participating VRDN Series ROC II R 11949, 0.06% 12/6/13 (Liquidity Facility Citibank NA) (c)(g)	3,615	3,615
Oregon State Dept. of Administrative Svcs. Lottery Rev. Participating VRDN Series BC 11 5W, 0.07% 12/6/13 (Liquidity Facility Barclays Bank PLC) (c)(g)	6,555	6,555
Port of Portland Arpt. Rev.:
Series Eighteen A, 0.07% 12/6/13, LOC U.S. Bank NA, Cincinnati, VRDN (c)(f)	34,510	34,510
Series Eighteen B, 0.07% 12/6/13, LOC Wells Fargo Bank NA, VRDN (c)(f)	55,190	55,190
Portland Hsg. Auth. Rev.:
(New Columbia - Cecelia Proj.) Series 2004, 0.07% 12/6/13, LOC Bank of America NA, VRDN (c)(f)	3,570	3,570
(New Columbia - Trouton Proj.) Series 2005, 0.07% 12/6/13, LOC Bank of America NA, VRDN (c)(f)	5,780	5,780
Portland Multi-family Hsg. Rev. (The Village at Lovejoy Fountain Proj.) Series 2009, 0.09% 12/6/13, LOC Freddie Mac, VRDN (c)(f)	15,000	15,000
Salem Hosp. Facility Auth. Rev. (Salem Hosp. Proj.) Series 2008 B, 0.05% 12/6/13, LOC U.S. Bank NA, Cincinnati, VRDN (c)	6,000	6,000
Salem-Keizer School District #24J Participating VRDN Series WF 09 4Z, 0.06% 12/6/13 (Liquidity Facility Wells Fargo & Co.) (c)(g)	17,535	17,535
		179,875
Pennsylvania - 1.1%
Allegheny County Hosp. Dev. Auth. Rev. (Children's Institute Pittsburgh Proj.):
Series 2005 A, 0.06% 12/6/13, LOC PNC Bank NA, VRDN (c)	9,200	9,200
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Allegheny County Hosp. Dev. Auth. Rev. (Children's Institute Pittsburgh Proj.): - continued
Series 2005 B, 0.06% 12/6/13, LOC PNC Bank NA, VRDN (c)	$ 7,345	$ 7,345
BB&T Muni. Trust Participating VRDN Series BBT 08 1, 0.06% 12/6/13 (Liquidity Facility Branch Banking & Trust Co.) (c)(g)	1,500	1,500
Bucks County Indl. Dev. Auth. Rev. (Lutheran Cmnty. at Telford Healthcare Ctr., Inc. Proj.) Series 2007 B, 0.31% 12/6/13, LOC Citizens Bank of Pennsylvania, VRDN (c)	2,250	2,250
Butler County Gen. Auth. Rev. (Erie School District Proj.) Series 2011, 0.06% 12/6/13, LOC PNC Bank NA, VRDN (c)	5,800	5,800
Chester County Indl. Dev. Auth. Student Hsg. Rev. (West Chester Univ. Proj.) Series 2008 A1, 0.4% 12/6/13, LOC Citizens Bank of Pennsylvania, VRDN (c)	24,515	24,515
Chester County Intermediate Unit Rev. Series 2003, 0.05% 12/6/13, LOC PNC Bank NA, VRDN (c)	2,155	2,155
Econ. Dev. Fin. Auth. Unemployment Compensation Rev. Series 2012 C, 0.05% 12/6/13, LOC PNC Bank NA, VRDN (c)	45,900	45,900
Erie County Hosp. Auth. Rev. (Saint Vincent Health Ctr. Proj.) Series 2010 B, 0.07% 12/6/13, LOC Manufacturers & Traders Trust Co., VRDN (c)	11,340	11,340
Geisinger Auth. Health Sys. Rev. Participating VRDN:
Series Putters 3462, 0.06% 12/6/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	11,245	11,245
Series Putters 3490Z, 0.06% 12/6/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	4,505	4,505
Lackawanna Hotel Room Rental Tax Rev. Series 2013, 0.07% 12/6/13, LOC PNC Bank NA, VRDN (c)	9,470	9,470
Lawrence County Gen. Oblig. Indl. Dev. Auth. 0.06% 12/6/13, LOC PNC Bank NA, VRDN (c)	7,850	7,850
Luzerne County Convention Ctr. Series 2012, 0.06% 12/6/13, LOC PNC Bank NA, VRDN (c)	6,200	6,200
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev. Series 1996 D5, 0.19% 12/6/13, LOC PNC Bank NA, VRDN (c)(f)	600	600
Pennsylvania Econ. Dev. Fing. Auth. Manufacturing Facility Rev. (Dodge Realty Partners Proj.) Series 2007, 0.12% 12/6/13, LOC Citibank NA, VRDN (c)(f)	2,300	2,300
Pennsylvania Gen. Oblig. Participating VRDN:
Series Putters 3350, 0.06% 12/6/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	4,505	4,505
Series Putters 3352Z, 0.06% 12/6/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	3,590	3,590
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pennsylvania State Pub. School Participating VRDN Series Solar 06 161, 0.05% 12/6/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	$ 26,400	$ 26,400
Philadelphia Arpt. Rev.:
Series 2005 C1, 0.06% 12/6/13, LOC TD Banknorth, NA, VRDN (c)(f)	16,005	16,005
Series 2005 C2, 0.06% 12/6/13, LOC Royal Bank of Canada, VRDN (c)(f)	12,255	12,255
Philadelphia Auth. for Indl. Dev. Rev.:
(Spl. People in Northeast, Inc. Proj.) Series 2006, 0.35% 12/6/13, LOC Citizens Bank of Pennsylvania, VRDN (c)	1,100	1,100
(William Penn Charter School Proj.) Series 2008, 0.06% 12/6/13, LOC PNC Bank NA, VRDN (c)	7,900	7,900
Philadelphia Auth. Indl. Dev. Lease Rev. Series 2007 B2, 0.05% 12/6/13, LOC TD Banknorth, NA, VRDN (c)	3,000	3,000
RBC Muni. Products, Inc. Trust Participating VRDN:
Series RBC E 22, 0.05% 12/6/13 (Liquidity Facility Royal Bank of Canada) (c)(g)	39,545	39,545
Series RBC E 45, 0.05% 12/6/13 (Liquidity Facility Royal Bank of Canada) (a)(c)(g)	18,800	18,800
Washington County Hosp. Auth. Rev.:
(Monongahela Valley Hosp. Proj.):
Series 2011 A, 0.06% 12/6/13, LOC PNC Bank NA, VRDN (c)	2,540	2,540
Series 2011 B, 0.06% 12/6/13, LOC PNC Bank NA, VRDN (c)	10,175	10,175
(Washington Hosp. Proj.) Series 2007 B, 0.06% 12/6/13, LOC PNC Bank NA, VRDN (c)	17,000	17,000
Westmoreland County Indl. Dev. Auth. Rev. (Excela Health Proj.) Series 2010 B, 0.06% 12/6/13, LOC PNC Bank NA, VRDN (c)	2,775	2,775
		317,765
Rhode Island - 0.2%
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev.:
(Bryant Univ. Proj.) Series 2008, 0.06% 12/6/13, LOC TD Banknorth, NA, VRDN (c)	22,540	22,540
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Rhode Island - continued
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev.: - continued
(Rhode Island School of Design Proj.) Series 2008 A, 0.06% 12/6/13, LOC JPMorgan Chase Bank, VRDN (c)	$ 16,675	$ 16,675
Rhode Island Indl. Facilities Corp. Indl. Dev. Rev. (NFA Corp. Proj.) Series 1994, 0.31% 12/6/13, LOC Bank of America NA, VRDN (c)(f)	5,000	5,000
		44,215
South Carolina - 0.5%
Anderson County School District #5 Gen. Oblig. Participating VRDN Series BA 08 1181, 0.07% 12/6/13 (Liquidity Facility Bank of America NA) (c)(g)	14,650	14,650
Florence County Hosp. Rev. (McLeod Reg'l. Med. Ctr. Proj.) Series 2010 B, 0.05% 12/6/13, LOC Wells Fargo Bank NA, VRDN (c)	19,960	19,960
South Carolina Jobs-Econ. Dev. Auth. (AnMed Health Proj.):
Series 2009 A, 0.05% 12/6/13, LOC Branch Banking & Trust Co., VRDN (c)	4,550	4,550
Series 2009 D, 0.05% 12/6/13, LOC Branch Banking & Trust Co., VRDN (c)	6,355	6,355
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev.:
(Bon Secours Health Sys. Proj.):
Series 2008 D, 0.08% 12/6/13, LOC Bank of New York, New York, VRDN (c)	10,405	10,405
0.06% 12/6/13, LOC JPMorgan Chase Bank, VRDN (c)	50,000	50,000
(Chambers Richland Co. Landfill Proj.) Series 1997, 0.08% 12/6/13, LOC Bank of America NA, VRDN (c)(f)	10,000	10,000
(Waste Mgmt. of South Carolina, Inc. Proj.) Series 2003 A, 0.07% 12/6/13, LOC Wells Fargo Bank NA, VRDN (c)(f)	15,000	15,000
South Carolina Jobs-Econ. Dev. Auth. Indl. Rev. (South Carolina Generating Co., Inc. Proj.) Series 2008, 0.1% 12/6/13, LOC Branch Banking & Trust Co., VRDN (c)(f)	18,600	18,600
		149,520
South Dakota - 0.0%
South Dakota Hsg. Dev. Auth. (Harmony Heights Proj.) Series 2001, 0.08% 12/6/13, LOC Fannie Mae, VRDN (c)(f)	6,500	6,500
Tennessee - 1.5%
Blount County Pub. Bldg. Auth. (Local Govt. Pub. Impt. Proj.) Series 2008 E1A, 0.06% 12/6/13, LOC Branch Banking & Trust Co., VRDN (c)	4,200	4,200
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Tennessee - continued
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.):
Series 2001, 0.08% 12/2/13, LOC Bank of America NA, VRDN (c)	$ 19,300	$ 19,300
Series 2003, 0.08% 12/2/13, LOC Bank of America NA, VRDN (c)	12,600	12,600
Series 2004, 0.08% 12/2/13, LOC Bank of America NA, VRDN (c)	13,610	13,610
Series 2005, 0.08% 12/2/13, LOC Bank of America NA, VRDN (c)	25,500	25,500
Series 2008, 0.08% 12/2/13, LOC Bank of America NA, VRDN (c)	56,105	56,105
Henderson TN IDB Rev. (Arvin Sango, Inc. Proj.) Series 2012, 0.1% 12/6/13, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (c)(f)	5,000	5,000
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev.:
Series 2011 A, 0.05% 12/6/13, LOC Bank of America NA, VRDN (c)	13,000	13,000
Series 2011 B, 0.05% 12/6/13, LOC Bank of America NA, VRDN (c)	30,800	30,800
Loudon County Indl. Dev. Board Exempt Facilities Rev. (Kimberly-Clark Corp. Proj.) 0.08% 12/6/13, VRDN (c)(f)	11,600	11,600
Loudon Indl. Dev. Board Solid Waste Disp. Rev. (Tate & Lyle Ingredients Americas, Inc. Proj.) Series 2006, 0.1% 12/6/13, LOC Rabobank Nederland, VRDN (c)(f)	29,700	29,700
Memphis Health, Edl. & Hsg. Facilities Board:
(Ashland Lakes Apts. Proj.) Series A, 0.06% 12/6/13, LOC U.S. Bank NA, Cincinnati, VRDN (c)(f)	10,000	10,000
(Watergrove Apts. Proj.) Series 2004, 0.05% 12/6/13, LOC Freddie Mac, VRDN (c)	18,170	18,170
Metropolitan Govt. Nashville & Davidson County Health & Edl. Facilities Board (Whispering Oaks Apts. Proj.) 0.07% 12/6/13, LOC Fannie Mae, VRDN (c)(f)	15,000	15,000
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.):
Series 1999, 0.08% 12/6/13, LOC Bank of America NA, VRDN (c)	20,300	20,300
Series 2002, 0.08% 12/2/13, LOC Bank of America NA, VRDN (c)	5,620	5,620
Series 2004, 0.08% 12/2/13, LOC Bank of America NA, VRDN (c)	10,850	10,850
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Tennessee - continued
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.): - continued
Series 2006, 0.08% 12/2/13, LOC Bank of America NA, VRDN (c)	$ 51,660	$ 51,660
Nashville and Davidson County Metropolitan Govt. Gen. Oblig. Participating VRDN Series Putters 2631, 0.06% 12/6/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	67,475	67,475
		420,490
Texas - 7.1%
Austin Arpt. Sys. Rev.:
Series 2005 1, 0.07% 12/6/13, LOC JPMorgan Chase Bank, VRDN (c)(f)	52,950	52,950
Series 2005 2, 0.07% 12/6/13, LOC JPMorgan Chase Bank, VRDN (c)(f)	57,500	57,500
Series 2005 4, 0.06% 12/6/13, LOC Royal Bank of Canada New York Branch, VRDN (c)(f)	36,100	36,100
Austin Wtr. & Wastewtr. Sys. Rev. Participating VRDN Series ROC II R 11992, 0.06% 12/6/13 (Liquidity Facility Citibank NA) (c)(g)	3,845	3,845
Board of Regents of The Texas A&M Univ. Sys. Permanent Univ. Fund Participating VRDN Series WF 10 53C, 0.18% 12/6/13 (Liquidity Facility Wells Fargo Bank NA) (c)(g)	5,555	5,555
Brazos River Auth. Poll. Cont. Rev. (Texas Utils. Elec. Co. Proj.) Series 2001 D2, 0.08% 12/2/13, LOC Citibank NA, VRDN (c)(f)	20,410	20,410
Brazos River Hbr. Navigation District of Brazoria County Envir. Facilities Rev. (Merey Sweeny LP Proj.):
Series 2000 A, 0.07% 12/2/13, LOC JPMorgan Chase Bank, VRDN (c)(f)	3,800	3,800
Series 2002 A:
0.07% 12/2/13, LOC Bank of America NA, VRDN (c)(f)	10,200	10,200
0.07% 12/2/13, LOC JPMorgan Chase Bank, VRDN (c)(f)	7,500	7,500
Brownsville Indl. Dev. Corp. Rev. (Rich-Seapak Corp. Proj.) Series 1997, 0.11% 12/6/13, LOC HSBC Bank U.S.A., NA, VRDN (c)(f)	6,250	6,250
Brownsville Util. Sys. Rev. Participating VRDN Series Solar 06 68, 0.06% 12/6/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	19,965	19,965
Calhoun County Navigation District Envir. Facilities Rev. (Formosa Plastics Corp. Proj.) 0.07% 12/6/13, LOC Citibank NA, VRDN (c)(f)	13,775	13,775
Calhoun County Navigation District Poll. Cont. Rev. (Formosa Plastics Corp., Texas Proj.) Series 2002, 0.07% 12/6/13, LOC Citibank NA, VRDN (c)(f)	10,000	10,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Calhoun County Navigation District Port Rev. (Formosa Plastics Corp. Proj.) Series 2000, 0.07% 12/6/13, LOC Bank of America NA, VRDN (c)(f)	$ 5,500	$ 5,500
Calhoun County Solid Waste Disp. Rev. (Formosa Plastics Corp. Proj.):
Series 2000, 0.09% 12/6/13, LOC JPMorgan Chase Bank, VRDN (c)(f)	12,500	12,500
Series 2001, 0.09% 12/6/13, LOC JPMorgan Chase Bank, VRDN (c)(f)	12,500	12,500
Calhoun Port Auth. Envir. Facilities Rev. (Formosa Plastics Corp. Texas Proj.):
Series 2007 A, 0.07% 12/6/13, LOC PNC Bank NA, VRDN (c)(f)	47,300	47,300
Series 2008, 0.07% 12/6/13, LOC Bank of America NA, VRDN (c)(f)	40,000	40,000
Cap. Area Hsg. Fin. Corp. Multi-family Hsg. Rev. (Marble Falls Vistas Apts. Proj.) 0.08% 12/6/13, LOC Fannie Mae, VRDN (c)(f)	5,600	5,600
Dallas Area Rapid Transit Sales Tax Rev. Participating VRDN Series ROC II R 12317, 0.05% 12/6/13 (Liquidity Facility Citibank NA) (c)(g)	4,000	4,000
Dallas Hsg. Fin. Corp. Multi-family Hsg. Rev. (The Masters Apts. Proj.) 0.08% 12/6/13, LOC Fannie Mae, VRDN (c)(f)	7,180	7,180
Dallas Wtrwks. & Swr. Sys. Rev. Participating VRDN Series ROC II R 12279, 0.05% 12/6/13 (Liquidity Facility Citibank NA) (c)(g)	23,410	23,410
Denton Independent School District Participating VRDN Series Putters 2603, 0.06% 12/6/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	7,355	7,355
El Paso County Hosp. District Combination Tax and Rev. Participating VRDN Series Solar 06 32, 0.05% 12/6/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	19,865	19,865
Frisco Independent School District Participating VRDN:
Series ROC II R 11960, 0.05% 12/6/13 (Liquidity Facility Citibank NA) (c)(g)	6,310	6,310
Series WF 11 1C, 0.06% 12/6/13 (Liquidity Facility Wells Fargo Bank NA) (c)(g)	13,600	13,600
Gilmer Indl. Dev. Corp. (Duoline Technologies LP Proj.) Series 2008 A, 0.1% 12/6/13, LOC Wells Fargo Bank NA, VRDN (c)(f)	9,130	9,130
Gulf Coast Indl. Dev. Auth. 0.13% 12/6/13, LOC Wells Fargo Bank NA, VRDN (c)(f)	5,280	5,280
Gulf Coast Waste Disp. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.07% 12/6/13, LOC JPMorgan Chase Bank, VRDN (c)(f)	14,100	14,100
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Harris County Cultural Ed. Facilities Fin. Corp. Med. Facilities Rev. Series 2012 C, 0.05% 12/6/13, LOC Barclays Bank PLC, VRDN (c)	$ 17,900	$ 17,900
Harris County Cultural Ed. Facilities Fin. Corp. Rev.:
(Mermann Health Sys. Proj.) Series 2013 C, 0.05% 12/6/13, VRDN (c)	16,450	16,450
(YMCA of the Greater Houston Area Proj.) Series 2013 B, 0.06% 12/6/13, LOC JPMorgan Chase Bank, VRDN (c)	28,705	28,705
Harris County Health Facilities Dev. Corp. Rev. (Saint Dominic Village Proj.) Series 2000, 0.06% 12/6/13, LOC JPMorgan Chase Bank, VRDN (c)	2,605	2,605
Harris County Hsg. Fin. Corp. Multi-family Hsg. Rev.:
(Lafayette Village Apts. Proj.) Series 2006, 0.07% 12/6/13, LOC Fannie Mae, VRDN (c)(f)	6,515	6,515
(Louetta Village Apts. Proj.) Series 2005, 0.07% 12/6/13, LOC Fannie Mae, VRDN (c)(f)	6,480	6,480
(Primrose Aldine Bender Apt. Proj.) Series 2004, 0.07% 12/6/13, LOC Fannie Mae, VRDN (c)(f)	7,510	7,510
(Primrose at Bammel Apts. Proj.) Series 2005, 0.07% 12/6/13, LOC Fannie Mae, VRDN (c)(f)	8,080	8,080
(Quail Chase Apts. Proj.) Series 1999, 0.08% 12/6/13, LOC Gen. Elec. Cap. Corp., VRDN (c)(f)	11,110	11,110
(Wellington Park Apts. Proj.) Series 2004, 0.07% 12/6/13, LOC Fannie Mae, VRDN (c)(f)	12,050	12,050
Harris County Indl. Dev. Corp. (HFOTCO LLC Proj.):
Series 2010, 0.05% 12/6/13, LOC Bank of America NA, VRDN (c)	75,000	75,000
Series 2011, 0.06% 12/6/13, LOC Bank of America NA, VRDN (c)	50,000	50,000
Series 2012, 0.06% 12/6/13, LOC Bank of America NA, VRDN (c)	60,300	60,300
Houston Arpt. Sys. Rev. Series 2010, 0.06% 12/6/13, LOC Barclays Bank PLC, VRDN (c)	44,055	44,055
Houston Gen. Oblig. Participating VRDN Series Putters 4338, 0.09% 12/6/13 (Liquidity Facility JPMorgan Chase & Co.) (c)(g)	6,400	6,400
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. Participating VRDN:
Series ROC II R 11860, 0.05% 12/6/13 (Liquidity Facility Citibank NA) (c)(g)	6,000	6,000
Series WF 11 44C, 0.08% 12/6/13 (Liquidity Facility Wells Fargo Bank NA) (c)(g)	18,155	18,155
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Houston Hsg. Fin. Corp. Multi-family Hsg. Rev.:
(Fairlake Cove Apts. Proj.) Series 2005, 0.07% 12/6/13, LOC Citibank NA, VRDN (c)(f)	$ 9,055	$ 9,055
(Little Nell Apts. Proj.) Series 2003, 0.07% 12/6/13, LOC Fannie Mae, VRDN (c)(f)	12,300	12,300
(Mayfair Park Apts. Proj.) Series 2004, 0.07% 12/6/13, LOC Fannie Mae, VRDN (c)(f)	5,600	5,600
Houston Util. Sys. Rev.:
Participating VRDN:
Series Putters 4719, 0.05% 12/6/13 (Liquidity Facility Bank of America NA) (c)(g)	14,400	14,400
Series ROC II R 11411, 0.05% 12/6/13 (Liquidity Facility Citibank NA) (c)(g)	9,290	9,290
Series ROC II R 12267, 0.05% 12/6/13 (Liquidity Facility Citibank NA) (c)(g)	16,795	16,795
Series 2004 B6, 0.04% 12/6/13, LOC Sumitomo Mitsui Banking Corp., VRDN (c)	1,500	1,500
Humble Independent School District Participating VRDN Series Solar 06 20, 0.05% 12/6/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	28,160	28,160
Jewett Econ. Dev. Corp. Indl. Dev. Rev. (Nucor Corp. Proj.) 0.37% 12/6/13, VRDN (c)(f)	12,600	12,600
Judson Independent School District Participating VRDN Series MS 06 1859, 0.06% 12/6/13 (Liquidity Facility Wells Fargo & Co.) (c)(g)	7,890	7,890
Keller Independent School District Participating VRDN Series WF11 55 C, 0.06% 12/6/13 (Liquidity Facility Wells Fargo Bank NA) (c)(g)	5,635	5,635
Klein Independent School District Participating VRDN Series ROCS II R 11942, 0.05% 12/6/13 (Liquidity Facility Citibank NA) (c)(g)	5,145	5,145
Leander Independent School District Participating VRDN Series BC 10 28W, 0.07% 12/6/13 (Liquidity Facility Barclays Bank PLC) (c)(g)	2,050	2,050
Lovejoy Independent School District Participating VRDN Series DB 514, 0.08% 12/6/13 (Liquidity Facility Deutsche Bank AG) (c)(g)	10,520	10,520
Lower Neches Valley Auth. Indl. Dev. Corp. Exempt Facilities Rev. (Onyx Envir. Svcs. Proj.) Series 2003, 0.1% 12/6/13, LOC Bank of America NA, VRDN (c)(f)	11,950	11,950
Montgomery County Hsg. Fin. Corp. Multi-family Hsg. Rev. (Conroe Lodge at Silverdale Apt. Homes Proj.) 0.07% 12/6/13, LOC Freddie Mac, VRDN (c)(f)	7,470	7,470
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
North East Texas Independent School District Participating VRDN Series EGL 07 0123, 0.05% 12/6/13 (Liquidity Facility Citibank NA) (c)(g)	$ 17,870	$ 17,870
North Texas Muni. Wtr. District Wtr. Sys. Rev. Participating VRDN Series BA 08 1174, 0.07% 12/6/13 (Liquidity Facility Bank of America NA) (c)(g)	9,105	9,105
North Texas Tollway Auth. Rev. Series 2011 A, 0.05% 12/6/13, LOC Morgan Stanley Bank, West Valley City Utah, VRDN (c)	66,760	66,760
Northside Independent School District Participating VRDN Series ROC II R 11965, 0.05% 12/6/13 (Liquidity Facility Citibank NA) (c)(g)	3,505	3,505
Plano Gen. Oblig. Participating VRDN Series MS 06 1862, 0% 12/6/13 (Liquidity Facility Wells Fargo & Co.) (c)(g)	11,665	11,665
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.) Series 2004, 0.08% 12/6/13, VRDN (c)(f)	109,425	109,425
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev.:
(Air Products Proj.):
Series 2000, 0.06% 12/6/13, VRDN (c)(f)	24,000	24,000
Series 2001, 0.06% 12/6/13, VRDN (c)(f)	25,000	25,000
Series 2002, 0.06% 12/6/13, VRDN (c)(f)	14,500	14,500
Series 2010 A, 0.07% 12/6/13 (Total SA Guaranteed), VRDN (c)	1,000	1,000
Series 2012, 0.07% 12/6/13 (Total SA Guaranteed), VRDN (c)	10,000	10,000
(Total Petrochemicals and Refining U.S.A., Inc. Proj.) Series 2012 A, 0.07% 12/6/13 (Total SA Guaranteed), VRDN (c)	34,200	34,200
RBC Muni. Products, Inc. Trust Participating VRDN:
Series RBC E 18, 0.05% 12/6/13 (Liquidity Facility Royal Bank of Canada) (c)(g)	57,200	57,200
Series RBC E 27, 0.05% 12/6/13 (Liquidity Facility Royal Bank of Canada) (c)(g)	1,795	1,795
Riesel Indl. Dev. Corp. (Sandy Creek Energy Assoc. Proj.):
0.06% 12/6/13, LOC Cr. Suisse, VRDN (c)(f)	50,000	50,000
0.06% 12/6/13, LOC Cr. Suisse, VRDN (c)(f)	50,000	50,000
San Antonio Elec. & Gas Sys. Rev. Participating VRDN:
Series Putters 3344, 0.06% 12/6/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	1,700	1,700
Series Putters 3560, 0.06% 12/6/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	9,015	9,015
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
San Antonio Elec. & Gas Sys. Rev. Participating VRDN: - continued
Series Putters 3688Z, 0.06% 12/6/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	$ 4,570	$ 4,570
Series Putters 4356, 0.06% 12/6/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	17,750	17,750
San Antonio Indl. Dev. Auth. Indl. Dev. Rev.:
(LGC Bldg. & KLN Steel Proj.) Series 1998, 0.31% 12/6/13, LOC Bank of America NA, VRDN (c)(f)	5,500	5,500
(Tindall Corp. Proj.) Series 2008 A, 0.1% 12/6/13, LOC Wells Fargo Bank NA, VRDN (c)(f)	2,750	2,750
San Antonio Pub. Facilities Corp. and Rfdg. Lease Participating VRDN Series CTE 12 3AX, 0.05% 12/6/13 (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(g)	7,465	7,465
San Antonio Wtr. Sys. Rev. Participating VRDN Series EGL 05 3005 Class A, 0.05% 12/6/13 (Liquidity Facility Citibank NA) (c)(g)	27,500	27,500
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Baylor Health Care Sys. Proj.) Series 2011 D, 0.06% 12/6/13, LOC JPMorgan Chase Bank, VRDN (c)	12,870	12,870
(Methodist Hospitals of Dallas Proj.) Series 2008, 0.06% 12/6/13, LOC JPMorgan Chase Bank, VRDN (c)	88,450	88,450
Participating VRDN Series Putters 4363, 0.06% 12/6/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	11,625	11,625
Tarrant County Health Facilities Dev. Corp. Hosp. Rev. Participating VRDN Series Putters 3894, 0.06% 12/6/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	6,750	6,750
Tarrant County Health Facilities Dev. Corp. Rev. (Carter Blood Care Proj.) Series 1998, 0.06% 12/6/13, LOC JPMorgan Chase Bank, VRDN (c)	2,700	2,700
Texas A&M Univ. Rev. Participating VRDN Series ROC II R 11920, 0.06% 12/6/13 (Liquidity Facility Citibank NA) (c)(g)	5,855	5,855
Texas City Indl. Dev. Corp.:
(Del Papa Realty Hldgs. LP Proj.) Series 2011, 0.08% 12/6/13, LOC Bank of America NA, VRDN (c)	13,525	13,525
(NRG Energy, Inc. Proj.) Series 2012, 0.06% 12/6/13, LOC Bank of America NA, VRDN (c)	6,400	6,400
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev.:
(Bristol Apts. Proj.) Series 2004, 0.07% 12/6/13, LOC Fannie Mae, VRDN (c)(f)	11,700	11,700
(Chisholm Trail Proj.) Series 2004, 0.07% 12/6/13, LOC Fannie Mae, VRDN (c)(f)	5,200	5,200
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev.: - continued
(Pinnacle Apts. Proj.) Series 2004, 0.06% 12/6/13, LOC Fannie Mae, VRDN (c)(f)	$ 13,565	$ 13,565
(Residences at Sunset Pointe Proj.) Series 2006, 0.11% 12/6/13, LOC Fannie Mae, VRDN (c)(f)	15,000	15,000
(St. Augustine Estate Proj.) Series 2005, 0.07% 12/6/13, LOC Fannie Mae, VRDN (c)(f)	6,180	6,180
(Windshire Apts. Proj.) Series 2007, 0.07% 12/6/13, LOC Fannie Mae, VRDN (c)(f)	13,600	13,600
Series 2004, 0.07% 12/6/13, LOC Fannie Mae, VRDN (c)(f)	11,400	11,400
Series 2006, 0.07% 12/6/13, LOC Fannie Mae, VRDN (c)(f)	13,990	13,990
Texas Gen. Oblig.:
(Veterans Land Proj.) Series A, 0.06% 12/6/13, VRDN (c)(f)	18,580	18,580
(Veterans' Hsg. Assistance Prog.):
Fund II Series 2005 B, 0.05% 12/6/13 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (c)(f)	22,400	22,400
Fund II Series 2007 A, 0.05% 12/6/13 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (c)(f)	37,725	37,725
Participating VRDN:
Series DB 448, 0.1% 12/6/13 (Liquidity Facility Deutsche Bank AG) (c)(f)(g)	5,640	5,640
Series EGL 06 0125, 0.05% 12/6/13 (Liquidity Facility Citibank NA) (c)(g)	27,940	27,940
Series EGL 07 90, 0.05% 12/6/13 (Liquidity Facility Citibank NA) (c)(g)	37,000	37,000
Series Putters 3478, 0.06% 12/6/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	4,995	4,995
Series Putters 3479, 0.06% 12/6/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	11,910	11,910
Series Putters 3480, 0.06% 12/6/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	7,495	7,495
Series 2012 A, 0.05% 12/6/13 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (c)	3,800	3,800
Texas State Univ. Sys. Fing. Rev. Participating VRDN Series WF 11 79C, 0.06% 12/6/13 (Liquidity Facility Wells Fargo Bank NA) (c)(g)	6,350	6,350
Travis County Hsg. Fin. Corp. (Rosemont at Old Manor Apts.) Series 2004, 0.07% 12/6/13, LOC Fannie Mae, VRDN (c)(f)	9,385	9,385
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Univ. of Texas Board of Regents Sys. Rev. Participating VRDN:
Series Putters 1646, 0.06% 12/6/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	$ 13,055	$ 13,055
Series WF 11 13C, 0.06% 12/6/13 (Liquidity Facility Wells Fargo & Co.) (c)(g)	16,900	16,900
		2,043,415
Utah - 0.4%
Carbon County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.05% 12/6/13, LOC Wells Fargo Bank NA, VRDN (c)	7,565	7,565
Salt Lake City Sales Tax Rev. 0.06% 12/6/13 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (c)	2,905	2,905
Utah County Hosp. Rev. Participating VRDN Series Putters 274 Z, 0.06% 12/6/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	7,500	7,500
Utah Hsg. Corp. Multi-family Hsg. Rev. (Springwood Apts. Proj.) Series 2005 A, 0.06% 12/6/13, LOC Fannie Mae, VRDN (c)(f)	8,485	8,485
Utah Hsg. Corp. Single Family Mtg. Rev.:
Series 2002 A, 0.07% 12/6/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	4,030	4,030
Series 2002 B, 0.07% 12/6/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	5,330	5,330
Series 2002 C2, 0.07% 12/6/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	2,100	2,100
Series 2002 D, 0.07% 12/6/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	6,365	6,365
Series 2002 F1, 0.07% 12/6/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	6,300	6,300
Series 2002 G Class I, 0.07% 12/6/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	8,450	8,450
Series 2003 A, 0.07% 12/6/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	5,720	5,720
Series 2003 B, 0.07% 12/6/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	6,775	6,775
Series 2003 C, 0.07% 12/6/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	5,805	5,805
Series 2003 E, 0.07% 12/6/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	8,180	8,180
Series 2003 F, 0.07% 12/6/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	4,925	4,925
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Utah - continued
Utah Hsg. Fin. Agcy. Series 2001 A2, 0.07% 12/6/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	$ 4,190	$ 4,190
Utah State Board of Regents Rev. Participating VRDN Series Solar 06 140, 0.05% 12/6/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	30,605	30,605
		125,230
Virginia - 0.4%
Alexandria Redev. & Hsg. Auth. Multi-family Hsg. Rev. (Fairfield Village Square Proj.) Series A, 0.06% 12/6/13, LOC Fannie Mae, VRDN (c)(f)	21,720	21,720
Arlington County Indl. Dev. Auth. Multi-family Hsg. Rev. Series A, 0.07% 12/6/13, LOC Freddie Mac, VRDN (c)(f)	4,000	4,000
Fairfax County Econ. Dev. Auth. Indl. Dev. Rev. (The Lorton Arts Foundation, Inc. Proj.) Series 2010, 0.05% 12/6/13, LOC Wells Fargo Bank NA, VRDN (c)	12,930	12,930
Fairfax County Indl. Dev. Auth.:
(Inova Health Sys. Proj.) Series 2005 A2, 0.05% 12/6/13, VRDN (c)	10,000	10,000
Participating VRDN Series MS 3309, 0.05% 12/6/13 (Liquidity Facility Cr. Suisse) (c)(g)	2,300	2,300
Hampton Indl. Dev. Auth. Exempt Facilities Rev. (U.S.A. Waste of Virginia Landfills, Inc. Proj.) Series 2000, 0.1% 12/6/13, LOC Wells Fargo Bank NA, VRDN (c)(f)	10,000	10,000
Hampton Redev. & Hsg. Auth. Multi-family Hsg. Rev. (Avalon Pointe Proj.) Series 1996, 0.08% 12/6/13, LOC Fannie Mae, VRDN (c)(f)	6,387	6,387
Newport News Indl. Dev. Auth. (CNU Warwick LLC Student Apts. Proj.) 0.14% 12/6/13, LOC Bank of America NA, VRDN (c)	3,530	3,530
Prince William County Indl. Dev. Auth. Sewage Disp. Facilities Rev. (Dale Svc. Corp. Proj.):
Series 2000, 0.1% 12/6/13, LOC Wells Fargo Bank NA, VRDN (c)(f)	3,770	3,770
Series 2001, 0.1% 12/6/13, LOC Wells Fargo Bank NA, VRDN (c)(f)	4,050	4,050
Series 2006, 0.1% 12/6/13, LOC Wells Fargo Bank NA, VRDN (c)(f)	4,750	4,750
Sussex County Indl. Dev. Auth. Solid Waste Disp. Rev. (Atlantic Waste Disp. Proj.) 0.09% 12/6/13, LOC JPMorgan Chase Bank, VRDN (c)(f)	10,000	10,000
Virginia Commonwealth Trans. Board Rev. Participating VRDN Series RBC O 67, 0.05% 12/6/13 (Liquidity Facility Royal Bank of Canada) (c)(g)	6,770	6,770
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Virginia Pub. School Auth. Participating VRDN Series CTE 05 38, 0.05% 12/6/13 (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(g)	$ 17,955	$ 17,955
Virginia Resources Auth. Clean Wtr. Rev. Participating VRDN Series ROC II R 11923, 0.05% 12/6/13 (Liquidity Facility Citibank NA) (c)(g)	3,745	3,745
Virginia Small Bus. Fing. Auth. Health Care Facilities Rev. Participating VRDN Series Putters 3791Z, 0.06% 12/6/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	1,015	1,015
		122,922
Washington - 2.9%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Participating VRDN Series Putters 2866, 0.06% 12/6/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	8,280	8,280
Chelan County Pub. Util. District #1 Rev. Participating VRDN Series BC 11 20B, 0.09% 12/6/13 (Liquidity Facility Barclays Bank PLC) (c)(f)(g)	8,950	8,950
King County Hsg. Auth. Rev. (Overlake TOD Hsg. Proj.) 0.07% 12/6/13, LOC Bank of America NA, VRDN (c)(f)	16,745	16,745
King County Swr. Rev. Participating VRDN:
Series Putters 3941, 0.06% 12/6/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	6,950	6,950
Series ROC II R 11962, 0.05% 12/6/13 (Liquidity Facility Citibank NA) (c)(g)	2,200	2,200
Port of Seattle Rev.:
Series 1997, 0.07% 12/6/13, LOC Bank of America NA, VRDN (c)(f)	108,830	108,830
Series 2008, 0.05% 12/6/13, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (c)(f)	78,715	78,715
Port of Vancouver Rev. (United Grain Corp. of Oregon Proj.) Series 2009, 0.08% 12/6/13, LOC Bank of America NA, VRDN (c)	25,000	25,000
Seattle Wtr. Sys. Rev. Participating VRDN Series MS 06 2170, 0.08% 12/6/13 (Liquidity Facility Wells Fargo & Co.) (c)(g)	2,530	2,530
Snohomish County Hsg. Auth. Hsg. Rev. (Ebey Arms Centerhouse Proj.) Series 2003, 0.08% 12/6/13, LOC Bank of America NA, VRDN (c)	7,965	7,965
Univ. of Washington Univ. Revs. Participating VRDN:
Series Putters 4086, 0.06% 12/6/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	7,390	7,390
Series Solar 07 75, 0.05% 12/6/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	37,875	37,875
Series Solar 07 94, 0.05% 12/6/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	2,682	2,682
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Econ. Dev. Fin. Auth. Econ. Dev. Rev. (Puget Sound Blood Ctr. Proj.) Series 2008 D, 0.05% 12/6/13, LOC Wells Fargo Bank NA, VRDN (c)	$ 15,010	$ 15,010
Washington Gen. Oblig. Participating VRDN:
Series BA 1212, 0.07% 12/6/13 (Liquidity Facility Bank of America NA) (c)(g)	7,000	7,000
Series Clipper 05 39, 0.05% 12/6/13 (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(g)	17,000	17,000
Series DB 599, 0.08% 12/6/13 (Liquidity Facility Deutsche Bank AG) (c)(g)	4,625	4,625
Series Floaters 3040, 0.07% 12/6/13 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(g)	12,505	12,505
Series Putters 3501Z, 0.06% 12/6/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	11,660	11,660
Series Putters 3539, 0.06% 12/6/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	10,000	10,000
Series Putters 3854, 0.06% 12/6/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	3,500	3,500
Series putters 4033, 0.06% 12/6/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	5,100	5,100
Series ROC II R 14074, 0.06% 12/6/13 (Liquidity Facility Citibank NA) (c)(g)	8,000	8,000
Series Solar 06 13, 0.05% 12/6/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	41,700	41,700
Washington Health Care Facilities Auth. Rev. Participating VRDN Series Solar 07 66, 0.05% 12/6/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	19,595	19,595
Washington Higher Ed. Facilities Auth. Rev. (Seattle Pacific Univ. Proj.) Series 2008, 0.06% 12/6/13, LOC U.S. Bank NA, Cincinnati, VRDN (c)	18,150	18,150
Washington Hsg. Fin. Commission Multi-family Hsg. Rev.:
(Affinity at Olympia Apts. Proj.) Series 2012 A, 0.06% 12/6/13, LOC Fed. Home Ln. Bank, San Francisco, VRDN (c)	8,350	8,350
(Avalon Ridge Apts. Proj.) Series 1999, 0.09% 12/6/13, LOC Fannie Mae, VRDN (c)(f)	18,755	18,755
(Ballard Landmark Inn Proj.) Series A, 0.07% 12/6/13, LOC Fed. Home Ln. Bank, San Francisco, VRDN (c)(f)	27,290	27,290
(Cedar Ridge Retirement Proj.) Series 2005 A, 0.07% 12/6/13, LOC Fed. Home Ln. Bank, San Francisco, VRDN (c)(f)	8,050	8,050
(Crestview Apts. Proj.) Series 2004, 0.06% 12/6/13, LOC Fannie Mae, VRDN (c)(f)	14,000	14,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Hsg. Fin. Commission Multi-family Hsg. Rev.: - continued
(Echo Lake Sr. Apts. Proj.) Series 2006, 0.06% 12/6/13, LOC Fannie Mae, VRDN (c)(f)	$ 17,970	$ 17,970
(Fairwinds Redmond Proj.) Series A, 0.07% 12/6/13, LOC Fed. Home Ln. Bank, San Francisco, VRDN (c)(f)	19,250	19,250
(Gardens Univ. Village Apt. Proj.) Series A, 0.05% 12/6/13, LOC Fannie Mae, VRDN (c)(f)	48,540	48,540
(Highland Park Apts. Proj.) Series A, 0.08% 12/6/13, LOC Fannie Mae, VRDN (c)(f)	9,040	9,040
(Merrill Gardens at Renton Centre Proj.) Series A, 0.06% 12/6/13, LOC Fannie Mae, VRDN (c)(f)	20,790	20,790
(Pinehurst Apts. Proj.) Series A, 0.07% 12/6/13, LOC Fannie Mae, VRDN (c)(f)	12,000	12,000
(Silver Creek Apts. Proj.) Series A, 0.07% 12/6/13, LOC Fannie Mae, VRDN (c)(f)	12,250	12,250
(The Cambridge Apts. Proj.) Series 2009, 0.05% 12/6/13, LOC Fannie Mae, VRDN (c)	10,500	10,500
(The Lodge at Eagle Ridge Proj.) Series A, 0.07% 12/6/13, LOC Fed. Home Ln. Bank, San Francisco, VRDN (c)(f)	9,485	9,485
(The Vintage at Everett Sr. Living Proj.) Series 2004 A, 0.06% 12/6/13, LOC Fannie Mae, VRDN (c)(f)	15,750	15,750
(The Vintage at Richland Sr. Living Proj.) Series 2004 A, 0.08% 12/6/13, LOC Fannie Mae, VRDN (c)(f)	7,535	7,535
(Urban Ctr. Apts. Proj.) Series 2012, 0.06% 12/6/13, LOC JPMorgan Chase Bank, VRDN (c)	38,900	38,900
(Vintage Mount Vernon Proj.) Series A, 0.08% 12/6/13, LOC Fannie Mae, VRDN (c)(f)	7,500	7,500
(Washington Terrace Sr. Apts. Proj.) Series 2010, 0.05% 12/6/13, LOC Fannie Mae, VRDN (c)	3,750	3,750
Washington Hsg. Fin. Commission Nonprofit Hsg. Rev. (Horizon House Proj.) Series 2005, 0.05% 12/6/13, LOC Wells Fargo Bank NA, VRDN (c)	39,200	39,200
Washington Hsg. Fin. Commission Nonprofit Rev. (YMCA of Pierce and Kitsap Countries Proj.) Series 2010 B, 0.05% 12/6/13, LOC Wells Fargo Bank NA, VRDN (c)	9,570	9,570
		846,432
West Virginia - 0.7%
Harrison County Commission Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.08% 12/6/13, LOC Bank of America NA, VRDN (c)(f)	8,420	8,420
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
West Virginia - continued
Marion County Solid Waste Disp. Rev. (Grant Town Cogeneration Proj.):
Series 1990 A, 0.06% 12/6/13, LOC Deutsche Bank AG, VRDN (c)(f)	$ 11,900	$ 11,900
Series 1990 B, 0.06% 12/6/13, LOC Deutsche Bank AG, VRDN (c)(f)	12,000	12,000
Series 1990 C, 0.06% 12/6/13, LOC Deutsche Bank AG, VRDN (c)(f)	6,000	6,000
Series 1990 D, 0.06% 12/6/13, LOC Deutsche Bank AG, VRDN (c)(f)	6,100	6,100
West Virginia Econ. Dev. Auth. Energy (Morgantown Energy Associates Proj.) Series 2011, 0.08% 12/6/13, LOC Union Bank NA, VRDN (c)(f)	31,700	31,700
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev.:
(Appalachian Pwr. Co. - Amos Proj.):
Series 2008 B, 0.06% 12/6/13, LOC Mizuho Corporate Bank Ltd., VRDN (c)(f)	40,275	40,275
Series 2009 A, 0.05% 12/6/13, LOC Sumitomo Mitsui Banking Corp., VRDN (c)	11,175	11,175
Series 2009 B, 0.05% 12/6/13, LOC Sumitomo Mitsui Banking Corp., VRDN (c)	1,800	1,800
(Appalachian Pwr. Co. - Mountaineer Proj.) Series 2008 A, 0.05% 12/6/13, LOC Mizuho Corporate Bank Ltd., VRDN (c)(f)	59,700	59,700
Wood County Commission Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.08% 12/6/13, LOC Bank of America NA, VRDN (c)(f)	6,580	6,580
		195,650
Wisconsin - 0.5%
Appleton Redev. Auth. Rev. (Fox Cities Performing Arts Ctr. Proj.) Series 2001 B, 0.06% 12/6/13, LOC JPMorgan Chase Bank, VRDN (c)	20,700	20,700
Wisconsin Health & Edl. Facilities Participating VRDN Series MS 3337, 0.05% 12/6/13 (Liquidity Facility Cr. Suisse) (c)(g)	5,000	5,000
Wisconsin Health & Edl. Facilities Auth. Rev. Participating VRDN ROC II R 11837, 0.05% 12/6/13 (Liquidity Facility Citibank NA) (c)(g)	2,025	2,025
Wisconsin Hsg. and Econ. Dev. Auth. Home Ownership Rev.:
Series 2003 B, 0.07% 12/6/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	18,535	18,535
Series 2008 A, 0.07% 12/6/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	61,610	61,610
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Hsg. and Econ. Dev. Auth. Home Ownership Rev.: - continued
Series D, 0.08% 12/6/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	$ 31,145	$ 31,145
Wisconsin Hsg. and Econ. Dev. Auth. Multi-family Hsg. Rev.:
Series 2007 A, 0.07% 12/6/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	7,095	7,095
Series 2008 A, 0.05% 12/6/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)	10,525	10,525
		156,635
Wyoming - 0.1%
Laramie County Indl. Dev. Rev. (Cheyenne Lt., Fuel & Pwr. Co. Proj.) Series 2009 A, 0.1% 12/6/13, LOC Wells Fargo Bank NA, VRDN (c)(f)	5,000	5,000
Lincoln County Envir. (PacifiCorp Proj.) Series 1995, 0.21% 12/6/13, VRDN (c)(f)	19,500	19,500
Sweetwater County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1984, 0.23% 12/6/13, VRDN (c)	6,400	6,400
		30,900
TOTAL VARIABLE RATE DEMAND NOTE (Cost $16,775,766)		16,775,766
Other Municipal Debt - 31.4%

Alaska - 0.5%
Alaska Gen. Oblig. BAN 1.75% 3/25/14	97,095	97,576
Anchorage Gen. Oblig.:
Series 2013 B1, 0.15% 1/7/14, LOC JPMorgan Chase Bank, CP	23,200	23,200
0.13% 1/7/14, LOC JPMorgan Chase Bank, CP	8,500	8,500
North Slope Borough Gen. Oblig. Bonds Series 2013 A, 1% 6/30/14	19,890	19,984
		149,260
Arizona - 0.7%
Arizona Unemployment Ins. TAN:
Series 2013 A, 1.5% 5/7/14	10,900	10,962
Series 2013 B, 1.5% 5/21/14	12,900	12,979
Phoenix Civic Impt. Corp.:
Series 2009, 0.13% 12/5/13, LOC Bank of America NA, CP	16,925	16,925
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Phoenix Civic Impt. Corp.: - continued
Series 2011 B1, 0.13% 12/17/13, LOC Barclays Bank PLC, CP	$ 56,600	$ 56,600
Phoenix Civic Impt. Corp. Transit Excise Tax Rev. Bonds (Lt. Rail Proj.) Series 2013, 2% 7/1/14	14,695	14,847
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev.:
Series 2012 A, 0.13% 1/8/14, LOC Royal Bank of Canada, CP	40,300	40,300
Series 2012 B, 0.17% 12/3/13, LOC Wells Fargo Bank NA, CP	46,900	46,900
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
Bonds Series 2009 B, 3% 1/1/14	2,000	2,005
Series 2013 C, 0.13% 3/6/14, CP	13,600	13,600
		215,118
Arkansas - 0.0%
Arkansas Gen. Oblig. Bonds:
Series 2010, 4% 8/1/14	12,100	12,406
Series 2013, 2% 6/15/14	2,000	2,019
		14,425
California - 7.0%
California Dept. of Wtr. Resources Bonds (Central Valley Proj.) Series AM, 5% 12/1/13	2,320	2,320
California Dept. of Wtr. Resources Pwr. Supply Rev. Bonds:
Series 2010 L, 5% 5/1/14	4,525	4,615
Series 2010 M, 5% 5/1/14	5,000	5,100
California Edl. Facilities Auth. Rev. Bonds (Stanford Univ. Proj.):
Series S3, 0.19% tender 12/5/13, CP mode	33,100	33,100
Series T4, 5% 3/15/14	2,520	2,555
California Gen. Oblig.:
Bonds:
5% 2/1/14 (Pre-Refunded to 2/1/14 @ 100)	5,475	5,520
5% 4/1/14	4,000	4,063
RAN:
Series 2013 A1, 2% 5/28/14	291,750	294,294
Series 2013 A2, 2% 6/23/14	288,700	291,550
California School Cash Reserve Prog. Auth. TRAN Series 2013 A, 2% 4/1/14	15,635	15,728
Grossmont Healthcare District Bonds Series WF 11 30C, 0.17%, tender 4/10/14 (Liquidity Facility Wells Fargo Bank NA) (c)(g)(h)	10,125	10,125
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
California - continued
Kern County Gen. Oblig. TRAN 1.25% 6/30/14	$ 88,400	$ 88,946
Long Beach Unified School District TRAN 1.5% 12/31/13	30,920	30,953
Los Angeles County Gen. Oblig.:
Series 2010 C, 0.1% 12/16/13, LOC Wells Fargo Bank NA, CP	6,600	6,600
TRAN:
2% 2/28/14	121,800	122,342
2% 6/30/14	191,000	193,005
Los Angeles County Schools Pooled Fing. Prog. Ctfs. of Prtn. TRAN Series 2013 C1, 2% 1/31/14	5,000	5,015
Los Angeles Dept. of Wtr. & Pwr. Rev. 0.12% 12/5/13 (Liquidity Facility Wells Fargo Bank NA), CP	62,000	62,000
Los Angeles Gen. Oblig. TRAN:
2% 2/27/14	23,600	23,704
2% 5/1/14	188,085	189,507
2% 6/26/14	212,300	214,486
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 A1, 0.09% 12/4/13, LOC Wells Fargo Bank NA, CP	9,160	9,160
Los Angeles Wastewtr. Sys. Bonds Series 2013 A, 2% 6/1/14	10,655	10,751
Oakland Gen. Oblig. TRAN 1.25% 6/30/14	52,930	53,257
Orange County Local Trans. Auth. Sales Tax Rev. Series 2013 A, 0.12% 3/11/14, LOC JPMorgan Chase Bank, CP	25,000	25,000
Orange County Sanitation District Ctfs. of Prtn. Bonds Series MS 06 2222, 0.2%, tender 5/15/14 (Liquidity Facility Wells Fargo & Co.) (c)(g)(h)	16,655	16,655
San Diego County & School District TRAN Series 2013 A, 2% 6/30/14	22,100	22,333
San Diego County Wtr. Auth. Wtr. Rev. Bonds Series WF 08 29C, 0.2%, tender 4/17/14 (Liquidity Facility Wells Fargo & Co.) (c)(g)(h)	21,970	21,970
San Diego Unified School District TRAN:
Series 2013 A1, 2% 1/31/14	17,200	17,253
Series 2013 A2, 2% 6/30/14	27,600	27,890
San Francisco City & County Gen. Oblig. Bonds:
Series 2011 R1, 5% 6/15/14	6,190	6,349
Series 2013 C, 4% 6/15/14	7,915	8,077
San Francisco County Trans. Auth.:
Series 2004 A, 0.11% 12/5/13, LOC Wells Fargo Bank NA, CP	27,215	27,215
Series 2004 B, 0.11% 12/5/13, LOC Wells Fargo Bank NA, CP	56,250	56,250
San Jose Int'l. Arpt. Rev. Series 2013 A3, 0.17% 12/4/13, LOC Wells Fargo Bank NA, CP	7,265	7,265
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
California - continued
Santa Cruz Gen. Oblig. TRAN 2% 7/2/14	$ 16,900	$ 17,079
Tulare County Gen. Oblig. TRAN 1.5% 6/30/14	38,600	38,894
Ventura County Gen. Oblig. TRAN 1.25% 7/1/14	47,325	47,619
		2,018,545
Colorado - 0.7%
Colorado Gen. Fdg. Rev. TRAN Series 2013 A, 1% 6/27/14	197,200	198,119
Denver City & County School District # 1 Bonds Series 2012 B, 2% 12/1/13	9,515	9,515
		207,634
Connecticut - 0.1%
Bridgeport Gen. Oblig. TAN Series 2013 B, 1% 2/18/14	10,700	10,718
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds Series 2012 A, 2% 1/1/14	4,500	4,507
Hartford County Metropolitan District Gen. Oblig. BAN 1.25% 3/25/14	11,200	11,240
Naugatuck Gen. Oblig. BAN 1% 3/18/14	7,700	7,718
		34,183
Delaware - 0.0%
Delaware Gen. Oblig. Bonds:
Series 2008 A, 5% 3/1/14	2,350	2,378
Series 2013 B, 2% 2/1/14	9,000	9,027
		11,405
District Of Columbia - 1.4%
District of Columbia Gen. Oblig. TRAN 2% 9/30/14	109,200	110,851
District of Columbia Income Tax Rev. Bonds Series 2009 C, 5% 12/1/13	6,585	6,585
District of Columbia Rev. Bonds Series 2000, 0.14% tender 3/6/14, LOC JPMorgan Chase Bank, CP mode	71,600	71,600
JPMorgan Chase Bonds Series Putters 4418, 0.13%, tender 2/25/14 (Liquidity Facility JPMorgan Chase Bank) (c)(g)(h)	39,900	39,900
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. Series 1:
0.13% 2/11/14, LOC JPMorgan Chase Bank, CP	26,660	26,660
0.13% 2/13/14, LOC JPMorgan Chase Bank, CP	57,700	57,700
0.13% 3/4/14, LOC JPMorgan Chase Bank, CP	27,600	27,600
0.13% 3/11/14, LOC JPMorgan Chase Bank, CP	47,900	47,900
0.15% 12/2/13, LOC JPMorgan Chase Bank, CP	13,400	13,400
		402,196
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Florida - 1.7%
Broward County School District TAN Series 2013, 5% 1/30/14	$ 10,000	$ 10,080
Florida Board of Ed. Bonds Series 2005 B, 5% 1/1/14	13,395	13,450
Florida Board of Ed. Lottery Rev. Bonds:
Series 2010 D, 5% 7/1/14	1,400	1,438
Series 2010 E, 4% 7/1/14	2,600	2,656
Series 2010 F, 5% 7/1/14	9,555	9,819
Florida Board of Ed. Pub. Ed. Cap. Outlay Bonds:
Series 2009 D, 5% 6/1/14	5,000	5,119
Series 2012 B, 5% 6/1/14	2,040	2,088
Florida Dept. of Trans. Tpk. Rev. Bonds Series 2013 B, 2% 7/1/14	15,830	15,996
Florida Gen. Oblig. Bonds Series 2009 B, 5% 7/1/14	8,070	8,295
Florida Hurricane Catastrophe Fund Fin. Corp. Rev. Bonds Series 2008 A, 5% 7/1/14	37,240	38,275
Florida Local Govt. Fin. Cmnty. Series 2011 A1:
0.1% 12/2/13, LOC JPMorgan Chase Bank, CP	12,310	12,310
0.11% 12/3/13, LOC JPMorgan Chase Bank, CP	920	920
0.12% 12/4/13, LOC JPMorgan Chase Bank, CP	13,858	13,858
0.12% 1/2/14, LOC JPMorgan Chase Bank, CP	4,940	4,940
0.12% 1/16/14, LOC JPMorgan Chase Bank, CP	4,737	4,737
Florida Wtr. Poll. Cont. Fing. Corp. Rev. Bonds Series 2009 A, 3% 1/15/14	1,000	1,003
Hillsborough County Aviation Auth. Rev. Bonds Series 2013 A, 2% 10/1/14 (f)	12,195	12,363
Hillsborough County Cap. Impt. Prog. Rev. Series 2013 A:
0.12% 3/6/14, LOC State Street Bank & Trust Co., Boston, CP	23,100	23,100
0.12% 3/13/14, LOC State Street Bank & Trust Co., Boston, CP	4,000	4,000
0.13% 1/30/14, LOC State Street Bank & Trust Co., Boston, CP	18,000	18,000
Jacksonville Elec. Auth. Elec. Sys. Rev. Series 2013 C1:
0.1% 12/10/13, CP	19,152	19,152
0.1% 12/10/13, CP	2,100	2,100
0.11% 1/8/14, CP	19,950	19,950
Jacksonville Gen. Oblig. Series 2004 A, 0.12% 3/6/14, LOC Barclays Bank PLC, CP	6,700	6,700
JEA Saint Johns River Pwr. Park Sys. Rev. Bonds Series 23 Issue 2, 5% 10/1/14	7,000	7,279
Miami-Dade County School District TAN Series 2013, 1% 3/4/14	179,600	179,984
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Orlando Utils. Commission Util. Sys. Rev. Bonds Series 2011 A, 0.16%, tender 6/27/14 (c)	$ 14,500	$ 14,500
Palm Beach County School District TAN Series 2013 A, 4.5% 1/30/14	18,700	18,834
Tampa Health Sys. Rev. Bonds Series 2012 B, 0.15%, tender 6/27/14 (c)	14,515	14,515
		485,461
Georgia - 0.6%
Fulton County Gen. Oblig. TAN Series 2013, 2% 12/31/13	67,500	67,601
Georgia Gen. Oblig. Bonds:
Series 2003 D, 4.5% 12/1/13 (Pre-Refunded to 12/1/13 @ 100)	13,600	13,600
Series 2004 B, 5% 3/1/14	1,000	1,012
Series 2007 B, 5% 4/1/14	3,500	3,556
Series 2007 G, 5% 12/1/13	4,150	4,150
Series 2009 B, 4% 1/1/14	1,000	1,003
Series 2012 A, 5% 7/1/14	2,000	2,056
Series 2013 D, 2% 2/1/14	5,280	5,296
Series WF 08 12C, 0.2%, tender 4/17/14 (Liquidity Facility Wells Fargo & Co.) (c)(g)(h)	14,465	14,465
Georgia Muni. Elec. Auth. Pwr. Rev. Bonds (Gen. Resolution Proj.) Series 1985 A, 0.13% tender 12/12/13, LOC Barclays Bank PLC, CP mode	15,550	15,550
Georgia Road & Thruway Auth. Rev. Bonds Series 2006, 5% 6/1/14	6,000	6,142
Metropolitan Atlanta Rapid Transit:
Series 2012 C2, 0.12% 2/5/14, LOC Bank of New York, New York, CP	9,000	9,000
Series 2012 D1, 0.11% 3/13/14, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	29,800	29,800
Series 2012 D2, 0.11% 3/13/14, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	12,000	12,000
		185,231
Hawaii - 0.1%
Hawaii Gen. Oblig. Bonds:
Series 2011 EC, 3% 12/1/13	6,000	6,000
Series 2013 EI, 5% 8/1/14	23,515	24,273
		30,273
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Idaho - 0.5%
Idaho Gen. Oblig. TAN 2% 6/30/14	$ 121,800	$ 123,072
Idaho Health Facilities Auth. Hosp. Rev. Bonds Series 2013 ID, 0.13%, tender 5/21/14 (c)	13,000	13,000
		136,072
Illinois - 0.5%
DuPage County Gen. Oblig. Bonds Series Merlots 00 A9, 0.18%, tender 2/19/14 (Liquidity Facility Wells Fargo Bank NA) (c)(g)(h)	9,700	9,700
Illinois Fin. Auth. Ed. Rev. Series 2013, 0.16% 2/6/14, LOC PNC Bank NA, CP	14,000	14,000
Illinois Fin. Auth. Rev. Bonds:
(Advocate Health Care Network Proj.) Series 2011 B, 0.17%, tender 6/27/14 (c)	11,700	11,700
(Hosp. Sisters Svcs. Proj.):
Series 2012 H, 0.1% tender 1/17/14, CP mode	12,500	12,500
Series 2012 I, 0.13% tender 2/5/14, CP mode	39,460	39,460
(Palos Cmnty. Hosp. Proj.) Series 2010 C, 0.12% tender 2/11/14, CP mode	16,900	16,900
Series 2010 D, 4% 4/1/14	2,790	2,825
Illinois Sales Tax Rev. Bonds Series 2013, 2% 6/15/14	31,400	31,703
Illinois Unemployment Ins. Fund Bldg. Receipts Bonds Series 2012, 5% 12/15/13	3,100	3,106
		141,894
Indiana - 1.3%
Indiana Fin. Auth. Rev. Bonds:
(Trinity Health Cr. Group Proj.) Series 2009 A, 5% 12/1/13	2,045	2,045
(Trinity Health Sys. Proj.) Series 2008 D2:
0.08% tender 12/10/13, CP mode	34,000	34,000
0.1% tender 12/16/13, CP mode	87,645	87,645
Indianapolis Gas Util. Sys. Rev. 0.15% 3/6/14, LOC JPMorgan Chase Bank, CP	43,000	43,000
Posey County Econ. Dev. Rev. Bonds (Midwest Fertilizer Corp. Proj.) Series 2013 A, 0.55%, tender 4/10/14 (c)	214,800	214,800
		381,490
Kansas - 0.9%
City of Lawrence:
BAN:
1% 5/1/14	26,800	26,891
1.5% 10/1/14	31,405	31,745
Bonds Series II, 1.5% 10/1/14	11,270	11,392
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Kansas - continued
Kansas Dept. of Trans. Hwy. Rev. Bonds Series 2012 A2, 0.28% 9/1/14 (c)	$ 24,780	$ 24,818
Wichita Gen. Oblig. BAN:
Series 254, 0.25% 2/11/14	42,830	42,830
Series 256, 0.25% 2/11/14 (f)	15,065	15,065
Series 258, 0.5% 10/15/14	57,900	57,970
0.25% 10/15/14 (f)	44,200	44,201
		254,912
Kentucky - 0.3%
Jefferson County Poll. Cont. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2002, 0.32% tender 12/17/13, CP mode (f)	35,000	35,000
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 A, 0.2% tender 12/11/13, CP mode	9,600	9,600
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.):
Series 1992 A, 0.32% tender 12/17/13, CP mode (f)	9,400	9,400
Series 2001 A, 0.2% tender 12/11/13, CP mode	19,800	19,800
		73,800
Louisiana - 0.0%
Louisiana Gen. Oblig. Bonds Series 2009 A, 5% 5/1/14	5,000	5,099
Maryland - 0.5%
Baltimore County Gen. Oblig. Series 2011:
0.1% 12/3/13 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	32,815	32,815
0.1% 12/3/13 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	16,700	16,700
0.1% 1/21/14 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	18,550	18,550
0.11% 12/4/13 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	33,125	33,125
Maryland Dept. of Trans. Consolidated Trans. Rev. Bonds Series 2008, 4% 2/15/14	2,500	2,520
Montgomery County Gen. Oblig. Bonds Series 2013 MD, 0.1%, tender 3/3/14 (c)	39,000	39,000
		142,710
Massachusetts - 0.4%
Massachusetts Dev. Fin. Agcy. Electrical Utils. Rev. Bonds (Nantucket Elec. Co. Proj.) Series 2005, 0.35% tender 12/6/13, CP mode (f)	24,400	24,400
Massachusetts Gen. Oblig. RAN Series 2013 B, 2% 5/29/14	50,000	50,453
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1992:
0.3% tender 12/4/13, CP mode	$ 6,000	$ 6,000
0.3% tender 12/6/13, CP mode	12,675	12,675
0.35% tender 12/23/13, CP mode	8,800	8,800
Series 1993 A, 0.3% tender 12/6/13, CP mode	15,000	15,000
Series 1993 B, 0.35% tender 12/30/13, CP mode	1,650	1,650
Massachusetts State Dev. Fin. Agcy. Elec. Util. Rev. Bonds (Nantucket Elec. Co. Proj.) Series 2007, 0.32% tender 12/17/13, CP mode (f)	1,100	1,100
		120,078
Michigan - 0.4%
Michigan Bldg. Auth. Rev. Series 6, 0.11% 12/19/13, LOC State Street Bank & Trust Co., Boston, LOC U.S. Bank NA, Cincinnati, CP	3,680	3,680
Michigan Fin. Auth. Rev. Bonds Series 2013 M1, 0.11%, tender 3/3/14 (c)	16,000	16,000
Michigan Hosp. Fin. Auth. Rev. Bonds (Trinity Health Sys. Proj.) Series 2008 C:
0.11% tender 12/4/13, CP mode	38,190	38,190
0.12% tender 12/4/13, CP mode	17,300	17,300
0.13% tender 2/5/14, CP mode	19,100	19,100
Michigan State Univ. Revs. Bonds Series WF 11 33 C, 0.18%, tender 1/16/14 (Liquidity Facility Wells Fargo Bank NA) (c)(g)(h)	3,000	3,000
Univ. of Michigan Rev. Bonds Series Putters 4373, 0.09%, tender 2/13/14 (Liquidity Facility JPMorgan Chase & Co.) (c)(g)(h)	20,090	20,090
		117,360
Minnesota - 0.4%
Hennepin County Gen. Oblig. Bonds Series 2013 A, 3% 12/1/13	4,365	4,365
Minneapolis Gen. Oblig. Bonds Series 2013, 2% 12/1/14 (b)	2,080	2,117
Minnesota 911 Rev. Bonds (Pub. Safety Radio Communications Sys. Proj.) Series 2011, 4% 6/1/14	1,600	1,630
Minnesota Gen. Oblig. Bonds:
Series 2009 E, 5% 8/1/14	4,000	4,127
Series 2010 D, 5% 8/1/14	2,825	2,915
Series 2013 A, 5% 8/1/14	6,835	7,054
Series WF 11 110C, 0.18%, tender 1/16/14 (Liquidity Facility Wells Fargo Bank NA) (c)(g)(h)	23,525	23,525
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Minnesota - continued
Minnesota Gen. Oblig. Bonds: - continued
5% 10/1/14	$ 13,675	$ 14,221
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Bonds Series 2002 A, 5.25% 1/1/14	2,000	2,008
Univ. of Minnesota Gen. Oblig.:
Bonds Series 2011 A, 5% 12/1/13	2,500	2,500
Series 2009 D, 0.13% 2/5/14, CP	9,000	9,000
Univ. of Minnesota Rev. Series 2005 A:
0.1% 12/10/13, CP	22,600	22,600
0.11% 2/4/14, CP	7,650	7,650
		103,712
Mississippi - 0.0%
Mississippi Gen. Oblig. Bonds Series 2007 B, 5% 12/1/13	1,000	1,000
Mississippi Hosp. Equip. & Facilities Auth. Bonds (Baptist Memorial Health Care Proj.) Series 2004 B2, 0.18%, tender 1/8/14 (c)(h)	9,500	9,500
		10,500
Missouri - 0.3%
Missouri Health & Edl. Facilities Bonds (BJC Health Sys. Proj.) Series 2013 C, 0.12%, tender 6/27/14 (c)	13,600	13,600
Missouri Health & Edl. Facilities Auth. Health Facilities Rev. Bonds (CoxHealth Proj.) Series 2008 B:
0.09% tender 12/3/13, LOC Bank of Nova Scotia, CP mode	28,000	28,000
0.13% tender 12/2/13, LOC Bank of Nova Scotia, CP mode	14,900	14,900
Saint Louis Gen. Fund Rev. TRAN 2% 5/30/14	22,700	22,904
		79,404
Nebraska - 0.3%
Nebraska Pub. Pwr. District Rev. Series 2013 A:
0.11% 12/11/13, CP	15,400	15,400
0.12% 2/10/14, CP	16,900	16,900
Omaha Pub. Pwr. District Elec. Rev.:
Bonds Series 2010 A, 5.5% 2/1/14	2,595	2,618
Series 2013 A:
0.11% 12/2/13, CP	7,500	7,500
0.13% 2/6/14, CP	5,200	5,200
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Nebraska - continued
Omaha Pub. Pwr. District Elec. Rev.: - continued
Series 2013 A:
0.13% 2/18/14, CP	$ 13,500	$ 13,500
0.13% 2/20/14, CP	15,000	15,000
		76,118
Nevada - 0.3%
Clark County School District Bonds:
Series 1998, 5.5% 6/15/14	1,650	1,697
Series 2006 A, 5% 6/15/14	2,000	2,051
Series 2011 A, 5% 6/15/14	7,000	7,178
Series 2013 A, 4% 6/15/14	3,840	3,916
Series 2013 B, 3% 6/15/14	14,200	14,410
Nevada Gen. Oblig. Bonds Series 2005 A, 5% 2/1/14	1,000	1,008
Nevada Unemployment Compensation Fund Spl. Rev. Bonds Series 2013, 2% 12/1/14	1,525	1,553
Truckee Meadows Wtr. Auth. Wtr. Rev.:
Series 2006 A, 0.13% 12/5/13, LOC JPMorgan Chase Bank, CP	23,000	23,000
Series 2006 B, 0.12% 2/18/14, LOC Wells Fargo Bank NA, CP	25,000	25,000
		79,813
New Hampshire - 0.3%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1990 A, 0.35% tender 12/6/13, CP mode (f)	9,450	9,450
Series 1990 A2, 0.32% tender 12/17/13, CP mode (f)	35,500	35,500
Series 1990 B, 0.35% tender 12/23/13, CP mode	27,800	27,800
		72,750
New Jersey - 0.1%
Passaic County Gen. Oblig. BAN Series 2012 A, 1.25% 12/27/13	11,481	11,489
West Milford Township Gen. Oblig. BAN 1.25% 10/3/14	5,550	5,592
		17,081
New Mexico - 0.1%
New Mexico Fin. Auth. Trans. Rev. Bonds Series 2010 A1, 5% 12/15/13	4,110	4,118
New Mexico Gen. Oblig. Bonds Series 2013, 2% 3/1/14	6,445	6,474
New Mexico Severance Tax Rev. Bonds:
Series 2009 A, 5% 7/1/14	1,000	1,028
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
New Mexico - continued
New Mexico Severance Tax Rev. Bonds: - continued
Series 2010 B, 5% 7/1/14	$ 8,230	$ 8,460
Series 2013 A, 5% 7/1/14	6,000	6,167
		26,247
New York - 0.4%
JPMorgan Chase Bonds Series Putters 4410, 0.1%, tender 1/30/14 (Liquidity Facility JPMorgan Chase Bank) (c)(g)(h)	24,130	24,130
New York Metropolitan Trans. Auth. Rev. Series 2D, 0.12% 12/10/13, LOC Citibank NA, CP	30,000	30,000
New York Thruway Auth. Hwy. & Bridge Trust Fund Bonds Series 2005 B, 5% 4/1/14	46,350	47,094
		101,224
North Carolina - 0.4%
Charlotte Gen. Oblig. Bonds Series 2013 B, 2% 7/1/14	9,580	9,681
Charlotte Wtr. & Swr. Sys. Rev. Bonds Series 2011, 3% 12/1/13	1,500	1,500
Mecklenburg County Pub. Facilities Corp. Bonds Series 2009, 5% 3/1/14	3,000	3,035
North Carolina Cap. Impt. Ltd. Bonds Series WF 11 136C, 0.18%, tender 1/16/14 (Liquidity Facility Wells Fargo Bank NA) (c)(g)(h)	8,030	8,030
North Carolina Gen. Oblig. Bonds Series 2004 A, 5.25% 3/1/14	4,170	4,222
North Carolina Grant Anticipation Rev. Bonds Series 2012, 3% 3/1/14	13,250	13,341
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Bonds:
Series 2008 A, 5.25% 1/1/14	10,800	10,846
Series 2012 A, 2% 1/1/14	44,645	44,711
Raleigh Combined Enterprise Sys. Rev. Bonds Series WF 11-19C, 0.18%, tender 2/6/14 (Liquidity Facility Wells Fargo Bank NA) (c)(g)(h)	9,000	9,000
Wake County Gen. Oblig. Bonds:
Series 2010 A, 5% 4/1/14	4,685	4,761
Series 2013 B, 3% 5/1/14	3,225	3,262
		112,389
Ohio - 0.2%
Ohio Higher Edl. Facility Commission Rev. Bonds:
(The Cleveland Clinic Foundation Proj.):
Series 2008 B5:
0.14% tender 2/5/14, CP mode	12,400	12,400
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Ohio Higher Edl. Facility Commission Rev. Bonds: - continued
(The Cleveland Clinic Foundation Proj.):
Series 2008 B5:
0.14% tender 4/4/14, CP mode	$ 10,000	$ 10,000
0.17% tender 12/5/13, CP mode	7,200	7,200
Series 2008 B6:
0.14% tender 4/4/14, CP mode	8,800	8,800
0.17% tender 12/5/13, CP mode	8,600	8,600
0.14% tender 3/6/14, CP mode	18,650	18,650
		65,650
Oklahoma - 0.0%
Oklahoma City Wtr. Utils. Trust Wtr. and Swr. Rev. Series 2013 A, 0.11% 12/4/13, LOC State Street Bank & Trust Co., Boston, CP	3,000	3,000
Oregon - 0.6%
Oregon Facilities Auth. Rev. Bonds Series 2013 C, 0.1%, tender 10/1/14 (c)	15,400	15,400
Oregon Gen. Oblig.:
Bonds Series WF11 57 C, 0.18%, tender 1/16/14 (Liquidity Facility Wells Fargo Bank NA) (c)(g)(h)	10,800	10,800
TAN Series 2013 A, 1.5% 7/31/14	127,800	128,919
Portland Gen. Oblig. TAN Series 2013, 1.25% 6/25/14	19,700	19,819
		174,938
Pennsylvania - 0.1%
Econ. Dev. Fin. Auth. Unemployment Compensation Rev. Bonds Series 2012 A, 4% 7/1/14	13,790	14,097
Pennsylvania Infrastructure Invt. Auth. Rev. Series 2010 A, 0.1% 12/3/13, LOC Bank of America NA, CP	10,000	10,000
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed. BAN 2% 7/11/14	12,300	12,436
		36,533
Rhode Island - 0.0%
Rhode Island & Providence Plantations Bonds Series 2010 A, 5% 10/1/14	4,995	5,194
South Carolina - 0.9%
Beaufort County School District BAN Series 2013 B, 1.25% 4/24/14	18,100	18,175
Charleston County School District BAN 1% 5/8/14	16,900	16,959
Cherokee County School District No. 1 Bonds Series 2013 A, 3% 3/1/14 (South Carolina Gen. Oblig. Guaranteed)	4,310	4,340
Dorchester County No. 2 School District BAN 0.2% 8/15/14	43,300	43,302
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
South Carolina Assoc. of Governmental Organizations Ctfs. of Prtn. Bonds:
Series 2013 A, 1.5% 3/3/14 (South Carolina Gen. Oblig. Guaranteed)	$ 33,960	$ 34,071
Series 2013 D, 1% 3/3/14 (South Carolina Gen. Oblig. Guaranteed)	85,015	85,196
South Carolina Gen. Oblig. Bonds:
Series 2010 A, 4% 6/1/14	10,000	10,191
Series 2011 A:
5% 3/1/14	10,000	10,122
5% 3/1/14	5,000	5,059
Series 2012 A, 5% 4/1/14	5,435	5,523
South Carolina Pub. Svc. Auth. (Santee Cooper) Rev. Oblig. Bonds:
Series 2012 B, 5% 12/1/13	3,500	3,500
Series 2012 C:
5% 12/1/13	3,320	3,320
5% 12/1/13 (Escrowed to Maturity)	1,680	1,680
South Carolina Pub. Svc. Auth. Rev. Bonds Series 2010 B, 5% 1/1/14	2,800	2,811
York County Poll. Cont. Rev. Bonds 0.3% tender 12/2/13, CP mode	22,800	22,800
		267,049
Tennessee - 0.0%
Memphis Elec. Sys. Rev. Bonds:
Series 2003 A, 5% 12/1/13	2,500	2,500
5% 12/1/14	3,500	3,668
Tennessee Gen. Oblig. Bonds Series 2010 A, 4% 5/1/14	5,445	5,530
		11,698
Texas - 6.6%
Austin Elec. Util. Sys. Rev. Series 2013 A:
0.12% 2/18/14, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	24,700	24,700
0.14% 2/19/14, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	33,790	33,790
0.14% 3/3/14, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	8,140	8,140
0.14% 3/3/14, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	6,600	6,600
0.14% 3/6/14, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	7,540	7,540
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Board of Regents of The Texas A&M Univ. Sys. Permanent Univ. Fund Bonds 3% 7/1/14 (b)	$ 5,855	$ 5,948
Brownsville Util. Sys. Rev. Series 2013 A, 0.1% 2/12/14, LOC Bank of Montreal Chicago CD Prog., CP	4,000	4,000
Dallas Area Rapid Transit Sales Tax Rev. Bonds:
Series 2010 A, 5% 12/1/13	2,775	2,775
Series WF 09 60C, 0.2%, tender 4/17/14 (Liquidity Facility Wells Fargo & Co.) (c)(g)(h)	20,600	20,600
Dallas Independent School District Bonds Series 2010 B, 5% 2/15/14 (Permanent School Fund of Texas Guaranteed)	2,100	2,121
Harris County Gen. Oblig.:
Series 2013 A1, 0.13% 3/3/14 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	9,100	9,100
Series 2013 D:
0.13% 2/6/14 (Liquidity Facility JPMorgan Chase Bank), CP	8,815	8,815
0.13% 2/18/14 (Liquidity Facility JPMorgan Chase Bank), CP	18,360	18,360
TAN Series 2013, 1% 2/28/14	17,200	17,236
Harris County Metropolitan Trans. Auth.:
Series 2011 A1, 0.14% 2/11/14 (Liquidity Facility JPMorgan Chase Bank), CP	34,300	34,300
Series 2013 A1, 0.17% 2/6/14 (Liquidity Facility JPMorgan Chase Bank), CP	10,000	10,000
Series 2013 A3, 0.17% 3/27/14 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	4,000	4,000
Houston Gen. Oblig.:
Bonds Series 2004 A, 5.25% 3/1/14	2,500	2,532
TRAN Series 2013, 2% 6/30/14	47,500	47,998
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. Series 2013 A, 0.11% 12/11/13, CP	4,550	4,550
Houston Util. Sys. Rev.:
Bonds Series 2004 A, 5.25% 5/15/14	5,000	5,115
Series 2013 B2, 0.12% 3/11/14, LOC Wells Fargo Bank NA, CP	17,000	17,000
Irving Independent School District Bonds Series PT 3954, 0.2%, tender 5/8/14 (Liquidity Facility Wells Fargo & Co.) (c)(g)(h)	20,830	20,830
Klein Independent School District Bonds Series 2012 B, 2% 2/1/14 (Permanent School Fund of Texas Guaranteed)	2,000	2,006
Lower Colorado River Auth. Rev.:
0.09% 12/10/13, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	10,000	10,000
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Lower Colorado River Auth. Rev.: - continued
0.09% 12/10/13, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	$ 4,600	$ 4,600
0.1% 12/3/13, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	10,000	10,000
0.1% 12/3/13, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	19,800	19,800
0.1% 12/3/13, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	4,500	4,500
0.1% 12/4/13, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	17,600	17,600
0.12% 12/4/13, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	6,000	6,000
0.12% 3/5/14, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	16,000	16,000
0.13% 1/15/14, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	7,100	7,100
Midland Independent School District Bonds Series 2013, 1% 2/15/14 (Permanent School Fund of Texas Guaranteed)	5,975	5,985
North Central Texas Health Facilities Dev. Corp. Bonds Series WF 09 33C, 0.2%, tender 4/17/14 (Liquidity Facility Wells Fargo & Co.) (c)(g)(h)	7,200	7,200
North Texas Tollway Auth. Rev. Bonds Series 2009 D:
0.12% tender 1/7/14, LOC JPMorgan Chase Bank, CP mode	10,000	10,000
0.12% tender 1/7/14, LOC JPMorgan Chase Bank, CP mode	5,000	5,000
0.12% tender 1/9/14, LOC JPMorgan Chase Bank, CP mode	23,000	23,000
Richardson Independent School District Bonds Series 2011, 4% 2/15/14 (Permanent School Fund of Texas Guaranteed)	2,735	2,756
San Antonio Elec. & Gas Sys. Rev. Bonds:
Series 2002:
5.375% 2/1/14	3,360	3,389
5.375% 2/1/14	6,400	6,456
Series 2006 A, 5% 2/1/14	2,115	2,132
San Antonio Gen. Oblig. Bonds Series 2013, 2% 2/1/14	8,500	8,526
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Bonds (Baylor Health Care Sys. Proj.):
Series 2011 B, 0.18%, tender 6/27/14 (c)	6,300	6,300
Series 2013 B, 0.14%, tender 6/27/14 (c)	9,500	9,500
Tarrant Reg'l. Wtr. District Wtr. Rev. Bonds Series 2012 A, 4% 3/1/14	6,300	6,359
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas A&M Univ. Rev. Bonds Series 2013 B, 3% 5/15/14	$ 11,960	$ 12,112
Texas Gen. Oblig.:
Bonds:
Series 2010 B, 5% 8/1/14	1,000	1,032
Series Putters 4393, 0.09%, tender 1/30/14 (Liquidity Facility JPMorgan Chase & Co.) (c)(g)(h)	25,400	25,400
TRAN Series 2013, 2% 8/28/14	1,173,605	1,189,289
Texas Muni. Pwr. Agcy. Rev. Series 2005:
0.12% 12/16/13, LOC Barclays Bank PLC, CP	3,300	3,300
0.13% 12/12/13, LOC Barclays Bank PLC, CP	18,600	18,600
0.13% 2/11/14, LOC Barclays Bank PLC, CP	15,835	15,835
Texas Trans. Commission State Hwy. Fund Rev. Bonds Series 2007, 5% 4/1/14	1,500	1,524
Texas Wtr. Dev. Board Rev. Bonds Series 2013 A, 1% 7/15/14	2,590	2,603
Univ. of Texas Board of Regents Sys. Rev. Series 2002 A:
0.09% 12/2/13 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	12,000	12,000
0.09% 12/3/13 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	17,400	17,400
0.09% 2/10/14 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	22,432	22,432
0.1% 12/6/13 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	10,000	10,000
0.12% 2/5/14 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	16,900	16,900
0.13% 3/6/14 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	17,000	17,000
Upper Trinity Reg'l. Wtr. District Series 2013 A, 0.12% 1/14/14, LOC Bank of America NA, CP	15,000	15,000
		1,890,686
Utah - 0.3%
Intermountain Pwr. Agcy. Pwr. Supply Rev.:
Bonds Series 2013 A, 2% 7/1/14	4,200	4,245
Series 2013 B1, 0.12% 2/12/14 (Liquidity Facility JPMorgan Chase Bank), CP	13,600	13,600
Salt Lake County Utah TRAN Series 2013, 1% 12/27/13	48,300	48,329
Utah Gen. Oblig. Bonds:
Series 2004 A, 5% 7/1/14	11,900	12,233
Series 2011 A, 5% 7/1/14	1,630	1,675
		80,082
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Virginia - 0.5%
Fairfax County Gen. Oblig. Bonds Series 2004 A, 5.25% 4/1/14	$ 3,500	$ 3,560
Fairfax County Indl. Dev. Auth. Bonds (Inova Health Sys. Proj.) Series 2012 C, 0.13%, tender 6/27/14 (c)	23,000	23,000
Halifax County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1992, 0.7% tender 12/18/13, CP mode (f)	23,600	23,600
Hampton Roads Sanitation District Wastewtr. Rev. Bonds Series 2012 A, 2% 1/1/14	2,205	2,208
Norfolk Econ. Dev. Auth. Hosp. Facilities Rev. Bonds (Sentara Healthcare Proj.):
Series 2010 B, 0.17%, tender 6/27/14 (c)	14,155	14,155
Series 2012 A, 0.13%, tender 6/27/14 (c)	13,045	13,045
Norfolk Econ. Dev. Auth. Rev. Series 1997, 0.12% 2/18/14, CP	13,800	13,800
Prince William County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1986, 0.65% tender 12/18/13, CP mode	11,200	11,200
Virginia Beach Gen. Oblig. Bonds:
Series 2011 A, 4% 6/1/14	4,500	4,585
Series 2013, 2% 1/15/14	5,700	5,713
Virginia College Bldg. Auth. Edl. Facilities Rev. Bonds:
(Pub. Higher Ed. Fing. Prog.) Series 2009 B, 5% 9/1/14	4,475	4,635
Series 2012 A, 5% 2/1/14	5,340	5,383
Virginia Commonwealth Trans. Board Rev. Bonds Series 2010 A, 5% 5/15/14	9,710	9,922
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Bonds Series 2005 C, 5% 8/1/14	2,000	2,064
Virginia Pub. School Auth. Bonds:
Series 1997 B, 5% 8/1/14	6,615	6,826
Series 2013 I, 5% 4/15/14	11,065	11,261
		154,957
Washington - 0.8%
Energy Northwest Elec. Rev. Bonds:
(#1 Proj.):
Series 2005 A, 5% 7/1/14	3,000	3,084
Series 2006 A, 5% 7/1/14	3,650	3,752
Series 2008 A, 5% 7/1/14	1,485	1,526
Series 2009, 4% 7/1/14	1,000	1,022
King County Swr. Rev. Bonds:
Series 2011 B, 5% 1/1/14	8,160	8,193
Series 2013 A, 2% 1/1/14	3,400	3,405
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Port of Seattle Rev. Series 2001 B1, 0.2% 12/17/13, LOC Bank of America NA, CP (f)	$ 17,655	$ 17,655
Seattle Gen. Oblig. Bonds Series 2011, 5% 3/1/14	5,000	5,059
Seattle Muni. Lt. & Pwr. Rev. Bonds:
Series 2004, 5% 8/1/14	1,300	1,341
Series 2010 B, 5% 2/1/14	2,550	2,571
Series 2012 A, 3% 6/1/14	4,755	4,821
Spokane County School District #81 Bonds:
Series 2012, 4% 12/1/13 (Washington Gen. Oblig. Guaranteed)	8,525	8,525
Series 2013, 5% 12/1/14 (Washington Gen. Oblig. Guaranteed) (b)	10,900	11,420
Washington Ctfs. of Prtn. Bonds Series 2013 D, 2% 7/1/14	4,445	4,490
Washington Gen. Oblig. Bonds:
Series 2006 D, 5% 1/1/14	3,810	3,825
Series 2007 C, 5% 1/1/14	4,000	4,016
Series 2008 C, 5% 1/1/14	13,020	13,073
Series 2010 E, 5% 2/1/14	5,000	5,041
Series 2011 A, 5% 1/1/14	1,750	1,757
Series 2011 B, 5% 7/1/14	10,995	11,303
Series 2012 B1, 4% 8/1/14	6,500	6,666
Series 2013 E, 5% 2/1/14	3,695	3,725
Series GS 06 7T, 0.19%, tender 12/12/13 (Liquidity Facility Wells Fargo & Co.) (c)(g)(h)	15,435	15,435
Series Putters 4408, 0.11%, tender 1/23/14 (Liquidity Facility JPMorgan Chase & Co.) (c)(g)(h)	31,025	31,025
Series WF 11-16C, 0.18%, tender 2/6/14 (Liquidity Facility Wells Fargo Bank NA) (c)(g)(h)	20,100	20,100
Washington Health Care Facilities Auth. Rev. Bonds:
Series 2013 B1, 0.2%, tender 6/27/14 (c)	19,000	19,000
Series 2013 B2, 0.2%, tender 6/5/14 (c)	20,000	20,000
		231,830
West Virginia - 0.1%
Grant County Cmnty. Solid Waste Disp. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1996, 0.35% tender 12/4/13, CP mode (f)	20,000	20,000
Grant County Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1986, 0.7% tender 12/18/13, CP mode (f)	7,400	7,400
		27,400
Wisconsin - 1.1%
Madison Gen. Oblig. Bonds Series 2013 A, 1.5% 10/1/14	5,730	5,791
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Milwaukee Gen. Oblig.:
Bonds Series 2013, 5% 5/15/14	$ 9,500	$ 9,706
RAN Series 2013 R1, 1.75% 12/5/13	61,000	61,010
Milwaukee School District RAN 2% 6/30/14	91,000	91,963
Wisconsin Clean Wtr. Rev. Bonds Series 2, 5.25% 6/1/14	4,765	4,885
Wisconsin Gen. Oblig.:
Bonds:
Series 1, 5.5% 5/1/14	2,000	2,044
Series 2009 C, 4% 5/1/14	3,365	3,419
Series 2011 B, 5% 5/1/14	3,000	3,059
Series WF 11-14C, 0.19%, tender 12/19/13 (Liquidity Facility Wells Fargo Bank NA) (c)(g)(h)	4,000	4,000
Series 2005 A, 0.13% 2/19/14 (Liquidity Facility Bank of New York, New York), CP	14,500	14,500
Series 2006 A, 0.09% 12/3/13 (Liquidity Facility Bank of New York, New York), CP	13,500	13,500
Wisconsin Health & Edl. Facilities Bonds Series 2013 B, 0.11%, tender 6/27/14 (c)	13,185	13,185
Wisconsin Health & Edl. Facilities Auth. Rev. Bonds 0.13% tender 12/2/13, CP mode	9,600	9,600
Wisconsin Trans. Rev.:
Bonds Series 1:
5% 7/1/14	3,385	3,480
5.25% 7/1/14	1,700	1,750
Series 1997 A:
0.13% 3/6/14 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	10,413	10,413
0.14% 2/11/14 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	14,350	14,350
Series 2006 A:
0.13% 3/6/14 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	5,100	5,100
0.14% 2/11/14 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	6,836	6,838
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Trans. Rev.: - continued
Series 2013 A:
0.13% 3/4/14 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	$ 17,510	$ 17,510
0.13% 3/6/14 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	6,850	6,850
		302,953
TOTAL OTHER MUNICIPAL DEBT (Cost $9,058,354)		9,058,354
Investment Company - 10.8%
	Shares
Fidelity Municipal Cash Central Fund, 0.07% (d)(e) (Cost $3,121,003)	3,121,003	3,121,003
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $28,955,123)		28,955,123
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(108,628)
NET ASSETS - 100%		$ 28,846,495
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
RAN	-	REVENUE ANTICIPATION NOTE
TAN	-	TAX ANTICIPATION NOTE
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $40,095,000 or 0.1% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(g) Provides evidence of ownership in one or more underlying municipal bonds.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $365,480,000 or 1.3% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost (000s)
Dallas Area Rapid Transit Sales Tax Rev. Bonds Series WF 09 60C, 0.2%, tender 4/17/14 (Liquidity Facility Wells Fargo & Co.)	9/3/09 - 5/15/12	$ 20,600
DuPage County Gen. Oblig. Bonds Series Merlots 00 A9, 0.18%, tender 2/19/14 (Liquidity Facility Wells Fargo Bank NA)	8/17/11	$ 9,700
Georgia Gen. Oblig. Bonds Series WF 08 12C, 0.2%, tender 4/17/14 (Liquidity Facility Wells Fargo & Co.)	3/27/08 - 6/3/13	$ 14,465
Security	Acquisition Date	Cost (000s)
Grossmont Healthcare District Bonds Series WF 11 30C, 0.17%, tender 4/10/14 (Liquidity Facility Wells Fargo Bank NA)	7/17/12	$ 10,125
Irving Independent School District Bonds Series PT 3954, 0.2%, tender 5/8/14 (Liquidity Facility Wells Fargo & Co.)	11/28/12 - 11/29/12	$ 20,830
JPMorgan Chase Bonds Series Putters 4410, 0.1%, tender 1/30/14 (Liquidity Facility JPMorgan Chase Bank)	10/31/13	$ 24,130
JPMorgan Chase Bonds Series Putters 4418, 0.13%, tender 12/3/13 (Liquidity Facility JPMorgan Chase Bank)	11/26/13	$ 39,900
Michigan State Univ. Revs. Bonds Series WF 11 33 C, 0.18%, tender 1/16/14 (Liquidity Facility Wells Fargo Bank NA)	6/23/11	$ 3,000
Security	Acquisition Date	Cost (000s)
Minnesota Gen. Oblig. Bonds Series WF 11 110C, 0.18%, tender 1/16/14 (Liquidity Facility Wells Fargo Bank NA)	3/22/12 - 12/12/12	$ 23,525
Mississippi Hosp. Equip. & Facilities Auth. Bonds (Baptist Memorial Health Care Proj.) Series 2004 B2, 0.18%, tender 1/8/14	7/9/13	$ 9,500
North Carolina Cap. Impt. Ltd. Bonds Series WF 11 136C, 0.18%, tender 1/16/14 (Liquidity Facility Wells Fargo Bank NA)	12/1/11 - 12/10/12	$ 8,030
North Central Texas Health Facilities Dev. Corp. Bonds Series WF 09 33C, 0.2%, tender 4/17/14 (Liquidity Facility Wells Fargo & Co.)	1/25/12	$ 7,200
Orange County Sanitation District Ctfs. of Prtn. Bonds Series MS 06 2222, 0.2%, tender 5/15/14 (Liquidity Facility Wells Fargo & Co.)	5/17/13	$ 16,655
Security	Acquisition Date	Cost (000s)
Oregon Gen. Oblig. Bonds Series WF11 57 C, 0.18%, tender 1/16/14 (Liquidity Facility Wells Fargo Bank NA)	1/12/12	$ 10,800
Raleigh Combined Enterprise Sys. Rev. Bonds Series WF 11-19C, 0.18%, tender 2/6/14 (Liquidity Facility Wells Fargo Bank NA)	2/10/11	$ 9,000
San Diego County Wtr. Auth. Wtr. Rev. Bonds Series WF 08 29C, 0.2%, tender 4/17/14 (Liquidity Facility Wells Fargo & Co.)	3/22/12	$ 21,970
Texas Gen. Oblig. Bonds Series Putters 4393, 0.09%, tender 12/5/13 (Liquidity Facility JPMorgan Chase & Co.)	9/5/13	$ 25,400
Univ. of Michigan Rev. Bonds Series Putters 4373, 0.09%, tender 2/13/14 (Liquidity Facility JPMorgan Chase & Co.)	8/8/13 - 10/10/13	$ 20,090
Security	Acquisition Date	Cost (000s)
Washington Gen. Oblig. Bonds Series GS 06 7T, 0.19%, tender 12/12/13 (Liquidity Facility Wells Fargo & Co.)	11/23/11 - 2/17/12	$ 15,435
Washington Gen. Oblig. Bonds Series Putters 4408, 0.11%, tender 1/23/14 (Liquidity Facility JPMorgan Chase & Co.)	10/24/13	$ 31,025
Washington Gen. Oblig. Bonds Series WF 11-16C, 0.18%, tender 2/6/14 (Liquidity Facility Wells Fargo Bank NA)	11/1/12 - 5/9/13	$ 20,100
Wisconsin Gen. Oblig. Bonds Series WF 11-14C, 0.19%, tender 12/19/13 (Liquidity Facility Wells Fargo Bank NA)	6/20/13	$ 4,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Municipal Cash Central Fund	$ 569
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At November 30, 2013, the cost of investment securities for income tax purposes was $28,955,123,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Union Street Trust II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Union Street Trust II

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	January 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	January 29, 2014
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	January 29, 2014